UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61719-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2007

Date of reporting period: 06/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.

Table of Contents

Message to Variable Product Customers	1

Portfolio Summary	2

Expense Example	5

Board Approval of Investment Advisory Agreements	7

Schedule of Investments

Large Cap Equity Fund	10

Small/Mid Cap Equity Fund	12

International Equity Fund	15

Large Cap Equity Index Fund	19

Small Cap Equity Index Fund	25

International Equity Index Fund	45

Stock and Bond Balanced Fund	58

Bond Fund	59

Money Market Fund	64

Financial Statements

Statements of Assets and Liabilities	66

Statements of Operations	68

Statements of Changes in Net Assets	70

Notes to Financial Statements	74

Financial Highlights	82

1-888-702-2307

State Farm VP Management Corp.

Securities Products Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Not FDIC Insured	• May lose value • No bank guarantee

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MA, MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MA, MT, NY, WI; 97085 in MT; A97035 in NY & WI.

This material must be accompanied or preceded by a prospectus.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2007 for the State Farm Variable Product Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the underlying Funds available through variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. We encourage your review and consideration of this entire report.

Market Review

Domestic equity and bond markets produced positive total returns during the time period of January 1, 2007 through June 30, 2007, supported by corporate profits and indications of contained inflation from the Federal Reserve. However, the advance in both the domestic large cap and small cap equity markets (as represented by the S&P 500® Index and Russell 2000® Index, respectively) were interrupted by brief, but sizable downturns of about 5.2% and 7.7%, respectively, from February 27 to March 5 before ending the period on an up note. Year-to-date through June 30, 2007, the S&P 500® Index returned 6.96% while the Russell 2000® Index returned 6.45%. During the same timeframe, international equity markets provided a return of 10.74%, as measured by the MSCI EAFE® Free Index. Among fixed income markets, the Lehman Brothers Government/Credit Intermediate Index returned 1.44% year-to-date through June 30, 20071.

Look for detailed discussion of factors that impacted the performance of the underlying Funds during 2007 in the State Farm Variable Product Trust Annual Report.

Sincerely,

Susan D. Waring

Vice President

State Farm Investment Management Corp.

[1]

Source: All index performance information as of 6/30/2007 was obtained from Morningstar Principia. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The Lehman Brothers Government/Credit Intermediate Index contains U.S. Government and corporate bonds with maturities from 1 up to (but not including) 10 years and an outstanding par value of at least 250 million. It is not possible to invest directly in an index. The stocks of small companies are more volatile than the stocks of larger, more established companies. Foreign securities involve risks not normally associated with investing in the U.S. including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Portfolio Summary

*	Illustrated by sector and based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 12 other countries each of which represents less than 2.1% of net assets.

Portfolio Summary (continued)

*	Illustrated by sector and based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 12 other countries each of which represents less than 3% of net assets.

Portfolio Summary (continued)

*	Based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[2]
Large Cap Equity Fund
Actual	$1,000.00	$1,072.62	0.70%	$3.60
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51
Small/Mid Cap Equity Fund
Actual	1,000.00	1,184.42	0.90%	4.87
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51
International Equity Fund
Actual	1,000.00	1,100.39	1.00%	5.21
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01
Large Cap Equity Index Fund
Actual	1,000.00	1,068.19	0.31%	1.59
Hypothetical (5% return before expenses)	1,000.00	1,023.26	0.31%	1.56
Small Cap Equity Index Fund
Actual	1,000.00	1,061.83	0.48%	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48%	2.41
International Equity Index Fund
Actual	1,000.00	1,102.14	0.70%	3.65
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[2]
Stock and Bond Balanced Fund[3]
Actual	$1,000.00	$1,047.83	0.41%	$2.08
Hypothetical (5% return before expenses)	1,000.00	1,022.76	0.41%	2.06
Bond Fund
Actual	1,000.00	1,012.55	0.57%	2.84
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.57%	2.86
Money Market Fund
Actual	1,000.00	1,023.88	0.50%	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50%	2.51

[1]

This expense example reflects only the underlying Fund fees. As an owner of an interest in the Accounts, you do not directly own shares of the underlying Funds. Instead, you allocate premiums to a subaccount of the Accounts and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in the Accounts is also subject to contract level fees and expenses which are not included in this expense example.

[2]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
[3]

Expenses for the Stock and Bond Balanced Fund equal 60% of the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This ratio may vary slightly from 60%/40% throughout the year. Refer to the Stock and Bond Balanced Fund’s Schedule of Investments for the ratio as of June 30, 2007.

Board Approval of Investment Advisory Agreements

Board Review of the Continuation of the Investment Advisory Agreement and Continuation of the Investment Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“VP Trust”) held on June 15, 2007, all of the Trustees present, including those Trustees present who were not interested persons of VP Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and VP Trust (the “Advisory Agreement”), including an amendment to such contract to provide that VP Trust will pay investment advisory and management services fees to SFIMC on a monthly, rather than quarterly, basis, (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, VP Trust and Barclays Global Fund Advisors (“Barclays”) and simultaneously to approve the proposed reduction in sub-advisory fees that SFIMC would be required to pay to Barclays, which agreement will be referred to as the “Barclays Sub-Advisory Agreement,” (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, VP Trust and Capital Guardian Trust Company (“Capital Guardian”), which agreement will be referred to as the “Capital Guardian Sub-Advisory Agreement,” (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”), which agreement will be referred to as the “Bridgeway Sub-Advisory Agreement,” and (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, Inc. (“Rainier”), which agreement will be referred to as the “Rainier Sub-Advisory Agreement.” Together the Barclays, Capital Guardian, Bridgeway and Rainier Sub-Advisory Agreements will be referred to as the “Sub-Advisory Agreements.”

Barclays serves as the investment sub-adviser to VP Trust’s Large Cap Equity Index Fund, Small Cap Equity Index Fund and International Equity Index Fund (collectively, the “Equity Index Funds”). In this role, Barclays is primarily responsible for the day-to-day management of the investments of the Equity Index Funds. Capital Guardian serves as investment sub-adviser to VP Trust’s Large Cap Equity Fund and its International Equity Fund (collectively the “Capital Guardian Sub-Advised Equity Funds”). In this role, Capital Guardian is primarily responsible for the day-to-day management of the investments of the Capital Guardian Sub-Advised Equity Funds. Bridgeway and Rainier serve as the co-investment sub-advisers to VP Trust’s Small/Mid Cap Equity Fund (“Small/Mid Cap Equity Fund”). In this role, Bridgeway and Rainier are primarily responsible for the day-to-day management of the investments of the Small/Mid Cap Equity Fund.

Prior to the June 15, 2007 meeting, independent legal counsel to the Independent Trustees had sent to SFIMC, Barclays, Capital Guardian, Bridgeway and Rainier a request for information to be provided to the Board in connection with the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. SFIMC, Barclays, Capital Guardian, Bridgeway and Rainier provided materials to the Board responding to those requests prior to the meeting. SFIMC also provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. The Board also received a report prepared by Morningstar, Inc., an independent fund tracking organization, (the “Morningstar Report”) relating to the performance and expenses of the nine series of VP Trust (each a “Fund” and collectively the “Funds”) prior to the June 15th meeting. In addition, the Board received and reviewed a memorandum from the legal counsel to VP Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering whether to approve continuation of the agreements.

The Independent Trustees of VP Trust also had conducted a preliminary review of all this material on May 29, 2007 at a separate meeting, during which SFIMC management expanded on those materials, responded to specific questions from the Independent Trustees and was asked by the Independent Trustees to prepare enhanced written materials related to continuing the Advisory Agreement and the Sub-Advisory Agreements. SFIMC management provided the requested enhanced written materials to the Board prior to the Board’s June 15th meeting. As part of the Board’s consideration of whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreements, the Independent Trustees met in executive session and were advised by independent legal counsel.

Investment Performance

The Board considered each Fund’s performance. Among other things, the Board examined the year-to-date, one-, three-, and five-year (or since inception, if shorter) performance of each Fund as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures (“Peer Funds”).

The Board considered that the performance of each Equity Index Fund closely matched the performance of each such Fund’s benchmark index, net of fees. The Board concluded that the performance of those Funds over the periods reviewed was acceptable and closely tracked their benchmarks.

The Board considered the performance of the Capital Guardian Sub-Advised Equity Funds. The Board reviewed each Fund’s performance compared to benchmarks, an index and to the performance of Peer Funds. The Board determined to closely monitor the performance of the International Equity Fund, and requested that at the Board’s next regularly scheduled meeting SFIMC provide an action plan to address the Fund’s performance. After extensive discussion of this information, the Board concluded that the performance of those Funds was acceptable.

The Board reviewed the performance of VP Trust’s Bond Fund, Money Market Fund and the Stock and Bond Balanced Fund. Regarding the performance of the Bond Fund and the bond portion of the Stock and Bond Balanced Fund, the Board noted that they had been advised that the management of those portfolios has been effected in a conservative fashion, and therefore relative performance has lagged over the three- and five-year periods ended March 31, 2007. However, the Morningstar Report indicated that the overall performance of those Funds was competitive with each Fund’s benchmark and/or index and with the performance of each Fund’s Peer Funds.

After extensive discussion of this and other information, the Board concluded that the investment performance of the Bond Fund, the Money Market Fund and the Stock and Bond Balanced Fund over the periods reviewed was acceptable.

The Board reviewed the performance of the Small/Mid Cap Equity Fund. Bridgeway and Rainier began sub-advising this Fund effective December 1, 2006. SFIMC informed the Board that this Fund had performed relatively well since December 1, 2006. The Board also reviewed the Fund’s performance as compared to the Fund’s benchmarks and as compared to the performance the Fund’s Peer Funds. After extensive discussion of this and other information, the Board concluded that the investment performance of the Small/Mid Cap Equity Fund over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to Peer Funds. The Board noted that each Fund’s expense structure and overall fees were acceptable. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the effect, if any, on shareholders that would result from the proposal to change SFIMC’s fee payment schedule to a monthly basis. The Board also examined the proposed revised fee schedule between SFIMC and Barclays with respect to Barclays’ management of the Equity Index Funds, particularly in light of SFIMC’s profitability analysis for these Funds. The Board concluded that the advisory and sub-advisory fees (including pursuant to the proposed revised payment schedule), which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable and appropriate for the shareholders.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC, Barclays, Capital Guardian, Bridgeway and Rainier to the Funds. The Board considered the make-up, education and experience of the teams responsible for managing the Funds at these organizations, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC, Barclays, Capital Guardian, Bridgeway and Rainier each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to VP Trust.

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the Funds within VP Trust grow, each Fund’s fixed costs will be spread over a larger asset base, so a Fund’s fee levels will reflect economies of scale for the benefit of the Fund as the Fund grows. The Board discussed the fact that the advisory fees payable by VP Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size.

The Board next discussed whether SFIMC, Barclays, Capital Guardian, Bridgeway or Rainier derive any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to VP Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary, or so-called “fallout” benefits enables SFIMC, Barclays, Capital Guardian, Bridgeway and Rainier to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC, Barclays, Capital Guardian, Bridgeway and Rainier, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the continuation of the Advisory Agreement and the Sub-Advisory Agreements for all Funds through June 30, 2008.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (95.52%)

Consumer Discretionary (7.02%)
Carnival Corp.	5,200	$253,604
CBS Corp. Class B	6,100	203,252
Fortune Brands Inc.	3,400	280,058
General Motors Corp.	6,900	260,820
Jarden Corp. (a)	23,700	1,019,337
Johnson Controls Inc.	4,500	520,965
Leggett & Platt Inc.	6,600	145,530
McDonald’s Corp.	2,900	147,204
Time Warner Cable Inc. Class A (a)	5,800	227,186

		3,057,956

Consumer Staples (9.82%)
Altria Group Inc.	12,300	862,722
Avon Products Inc.	6,900	253,575
General Mills Inc.	4,000	233,680
Kraft Foods Inc. Class A	41,473	1,461,923
Loews Corp. Carolina Group	800	61,816
Sara Lee Corp.	49,700	864,780
Unilever NV New York Shares	17,400	539,748

		4,278,244

Energy (8.17%)
Chevron Corp.	2,800	235,872
ConocoPhillips	6,200	486,700
Exxon Mobil Corp.	4,100	343,908
Royal Dutch Shell PLC ADR Class A	1,900	154,280
Royal Dutch Shell PLC ADR Class B	11,900	991,865
Spectra Energy Corp.	7,900	205,084
Transocean Inc. (a)	6,100	646,478
Weatherford International Ltd. (a)	9,000	497,160

		3,561,347

Financials (34.62%)
Ambac Financial Group Inc.	2,500	217,975
American Capital Strategies Ltd.	11,400	484,728
American International Group Inc.	13,700	959,411
AmeriCredit Corp. (a)	11,500	305,325
Berkshire Hathaway Inc. Class A (a)	2	218,950
Capital One Financial Corp.	8,200	643,208
Compass Bancshares Inc.	300	20,694
Douglas Emmett Inc.	10,700	264,718
Fifth Third Bancorp	12,700	505,079
General Growth Properties Inc.	8,900	471,255
Goldman Sachs Group Inc.	900	195,075
Hartford Financial Services Group Inc.	1,500	147,765
Host Hotels & Resorts Inc.	10,000	231,200
Hudson City Bancorp Inc.	42,000	513,240
IndyMac Bancorp Inc.	19,000	554,230
JPMorgan Chase & Co.	24,200	1,172,490
Lehman Brothers Holdings Inc.	3,000	223,560
Marsh & McLennan Companies Inc.	31,200	963,456
MBIA Inc.	2,700	167,994
Merrill Lynch & Co. Inc.	4,800	401,184
Progressive Corp.	34,300	820,799
RenaissanceRe Holdings Ltd.	6,100	378,139
SLM Corp.	6,700	385,786
SunTrust Banks Inc.	11,400	977,436
Wachovia Corp.	19,200	984,000
Washington Mutual Inc.	36,600	1,560,624
Wells Fargo & Co.	22,400	787,808
XL Capital Ltd. Class A	6,300	531,027

		15,087,156

Health Care (8.90%)
AstraZeneca PLC ADR	7,400	395,752
Merck & Co. Inc.	15,000	747,000
Millennium Pharmaceuticals Inc. (a)	16,400	173,348
Pfizer Inc.	44,500	1,137,865
Sanofi-Aventis ADR	28,200	1,135,614
WellPoint Inc. (a)	3,600	287,388

		3,876,967

Industrials (8.28%)
3M Co.	2,300	199,617
Caterpillar Inc.	2,700	211,410
Emerson Electric Co.	5,200	243,360
General Electric Co.	35,700	1,366,596
Illinois Tool Works Inc.	8,400	455,196
Parker Hannifin Corp.	2,900	283,939
Siemens AG ADR	2,600	371,956
Tyco International Ltd.	7,000	236,530
Union Pacific Corp.	2,100	241,815

		3,610,419

Materials (2.82%)
Air Products & Chemicals Inc.	3,100	249,147
Alcoa Inc.	5,400	218,862
E.I. du Pont de Nemours & Co.	2,800	142,352
Lyondell Chemical Co.	7,900	293,248
Methanex Corp.	5,900	148,326
The Dow Chemical Co.	4,000	176,880

		1,228,815

Technology (8.08%)
Advanced Micro Devices Inc. (a)	14,400	205,920
Affiliated Computer Services Inc. Class A (a)	3,400	192,848
Fairchild Semiconductor International Inc. (a)	13,300	256,956
Flextronics International Ltd. (a)	57,600	622,080
Hewlett-Packard Co.	7,600	339,112
Intel Corp.	41,500	986,040
Jabil Circuit Inc.	21,900	483,333

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Technology (Cont.)
Seagate Technology	19,900	$433,223

		3,519,512

Telecommunication Services (4.55%)
AT&T Inc.	39,300	1,630,950
Verizon Communications Inc.	8,500	349,945

		1,980,895

Utilities (3.26%)
CMS Energy Corp.	19,900	342,280
Edison International	9,900	555,588
MDU Resources Group Inc.	3,900	109,356
NiSource Inc.	11,200	231,952
Pinnacle West Capital Corp.	4,600	183,310

		1,422,486

Total Common Stocks (cost $36,685,101)		41,623,797

Corporate Bonds (1.23%)

Consumer Discretionary (1.23%)
Ford Motor Co. Convertible Corporate Bond
4.250%, 12/15/2036	$427,000	534,818

Total Corporate Bonds (cost $435,331)		534,818

Short-term Investments (4.49%)
JPMorgan Prime Money Market Fund	1,955,811	1,955,811

Total Short-term Investments (cost $1,955,811)		1,955,811

TOTAL INVESTMENTS (101.24%) (cost $39,076,243)		44,114,426
LIABILITIES, NET OF OTHER ASSETS (-1.24%)		(538,710)

NET ASSETS (100.00%)		$43,575,716

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (96.07%)

Consumer Discretionary (16.51%)
Abercrombie & Fitch Co. Class A	1,350	$98,523
Big Lots Inc. (a)	15,800	464,836
Books-A-Million Inc.	7,900	133,826
Coach Inc. (a)	3,550	168,234
Cooper Tire & Rubber Co.	11,400	314,868
CPI Corp.	6,200	430,900
Focus Media Holding Ltd. ADR (a)	4,300	217,150
FTD Group Inc.	15,100	277,991
G-III Apparel Group Ltd. (a)	6,000	94,740
GameStop Corp. Class A (a)	7,650	299,115
Gildan Activewear Inc. (a)	7,200	246,888
Goodyear Tire & Rubber Co. (a)	10,500	364,980
Hasbro Inc.	5,900	185,319
Hilton Hotels Corp.	2,550	85,349
J.C. Penney Co. Inc.	2,950	213,521
Jack in the Box Inc. (a)	1,400	99,316
Jo-Ann Stores Inc. (a)	7,000	199,010
Kohl’s Corp. (a)	2,800	198,884
LodgeNet Entertainment Corp. (a)	7,500	240,450
Perry Ellis International Inc. (a)	6,300	202,671
Phillips-Van Heusen Corp.	1,300	78,741
Saks Inc.	9,150	195,352
Sotheby’s	9,350	430,287
Spartan Motors Inc.	17,700	301,254
Systemax Inc.	7,300	151,913
Urban Outfitters Inc. (a)	5,850	140,576
Vail Resorts Inc. (a)	2,600	158,262
Warnaco Group Inc. (a)	11,800	464,212

		6,457,168

Consumer Staples (3.59%)
Church & Dwight Co. Inc.	1,750	84,805
Corn Products International Inc.	4,600	209,070
Fomento Economico Mexicano S.A.B. de C.V. ADR	5,100	200,532
Imperial Sugar Co.	8,500	261,715
Ingles Markets Inc.	4,400	151,580
NBTY Inc. (a)	6,200	267,840
Sanderson Farms Inc.	5,100	229,602

		1,405,144

Energy (7.53%)
Cameron International Corp. (a)	3,200	228,704
Global Industries Ltd. (a)	8,900	238,698
GulfMark Offshore Inc. (a)	4,000	204,880
National-Oilwell Varco Inc. (a)	2,400	250,176
Noble Corp.	5,200	507,104
Oceaneering International Inc. (a)	3,300	173,712
Parker Drilling Co. (a)	19,000	200,260
Petrohawk Energy Corp. (a)	7,900	125,294
Southwestern Energy Co. (a)	6,350	282,575
Tidewater Inc.	3,000	212,640
Transocean Inc. (a)	3,400	360,332
Ultra Petroleum Corp. (a)	2,900	160,196

		2,944,571

Financials (11.54%)
Advanta Corp. Class B	5,700	177,498
Affiliated Managers Group Inc. (a)	1,650	212,454
Alliance Data Systems Corp. (a)	3,800	293,664
American Physicians Capital Inc. (a)	4,200	170,100
Ameriprise Financial Inc.	4,050	257,458
Amerisafe Inc. (a)	19,000	372,970
Arch Capital Group Ltd. (a)	1,600	116,064
CB Richard Ellis Group Inc. Class A (a)	8,650	315,725
CNA Surety Corp. (a)	8,800	166,408
Digital Realty Trust Inc.	3,950	148,836
East West Bancorp Inc.	3,450	134,136
EMC Insurance Group Inc.	4,900	121,618
Franklin Resources Inc.	1,550	205,328
IntercontinentalExchange Inc. (a)	850	125,673
Invesco PLC ADR	6,650	171,903
Knight Capital Group Inc. (a)	10,000	166,000
Lazard Ltd. Class A	5,650	254,419
Mercer Insurance Group Inc.	8,200	163,180
Northern Trust Corp.	5,000	321,200
Odyssey Re Holdings Corp.	5,000	214,450
Sunstone Hotel Investors Inc.	8,300	235,637
Tower Group Inc.	5,300	169,070

		4,513,791

Health Care (7.31%)
Allscripts Healthcare Solution Inc. (a)	3,700	94,276
Angeion Corp. (a)	12,700	102,870
Barr Pharmaceuticals Inc. (a)	2,350	118,041
Celgene Corp. (a)	1,650	94,595
Chindex International, Inc. (a)	9,300	205,995
Cytyc Corp. (a)	7,300	314,703
Endo Pharmaceuticals Holdings Inc. (a)	8,350	285,820
Express Scripts Inc. (a)	3,550	177,535
Genzyme Corp. (a)	2,000	128,800
Immucor Inc. (a)	7,600	212,572
Intuitive Surgical Inc. (a)	700	97,139
Inverness Medical Innovations Inc. (a)	1,850	94,387
Kyphon Inc. (a)	3,000	144,450
Psychiatric Solutions Inc. (a)	3,200	116,032
QIAGEN NV (a)	7,850	139,651
Respironics Inc. (a)	2,650	112,864
Shire PLC ADR	1,550	114,902
VCA Antech Inc. (a)	3,450	130,030
WellCare Health Plans Inc. (a)	1,900	171,969

		2,856,631

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (21.20%)
Acuity Brands Inc.	4,100	$247,148
American Commercial Lines Inc. (a)	3,450	89,873
Ampco-Pittsburgh Corp.	4,800	192,432
Atlas Air Worldwide Holdings Inc. (a)	3,300	194,502
CDI Corp.	6,100	196,420
Ceradyne Inc. (a)	6,100	451,156
Cooper Industries Ltd. Class A	2,950	168,416
Deere & Co.	1,750	211,295
Deluxe Corp.	7,200	292,392
Foster Wheeler Ltd. (a)	6,950	743,580
General Cable Corp. (a)	5,050	382,537
Herman Miller Inc.	5,350	169,060
Joy Global Inc.	5,350	312,065
Layne Christensen Co. (a)	4,700	192,465
M & F Worldwide Corp. (a)	10,700	712,406
Manitowoc Company Inc.	1,550	124,589
McDermott International Inc. (a)	13,900	1,155,368
Monster Worldwide Inc. (a)	2,800	115,080
MSC Industrial Direct Co. Inc.	2,800	154,000
Nordson Corp.	3,100	155,496
Perini Corp. (a)	5,400	332,262
Precision Castparts Corp.	4,350	527,916
PRG-Schultz International Inc. (a)	12,600	200,340
Robbins & Myers Inc.	6,400	340,032
Thomas & Betts Corp. (a)	4,850	281,300
Tredegar Corp.	7,600	161,880
Waste Industries USA Inc.	5,500	187,770

		8,291,780

Materials & Processes (10.20%)
AEP Industries Inc. (a)	3,400	153,034
Airgas Inc.	2,400	114,960
Allegheny Technologies Inc.	850	89,148
Century Aluminum Co. (a)	3,900	213,057
Chaparral Steel Co.	4,400	316,228
Cleveland-Cliffs Inc.	3,500	271,845
Commercial Metals Co.	5,700	192,489
Greif Inc.	3,400	202,674
Hercules Inc. (a)	9,400	184,710
ICO Inc. (a)	26,900	284,333
LSB Industries Inc. (a)	16,300	348,494
Potash Corp.	4,700	366,459
Reliance Steel & Aluminum Co.	8,550	481,023
Rock-Tenn Co. Class A	7,000	222,040
Steel Dynamics Inc.	5,400	226,314
Terra Industries Inc. (a)	10,300	261,826
Weyerhaeuser Co.	750	59,198

		3,987,832

Technology (14.91%)
Adobe Systems Inc. (a)	3,550	142,532
Anixter International Inc. (a)	6,600	496,386
aQuantive Inc. (a)	2,800	178,640
ASML Holding NV NY Shares (a)	5,700	156,465
Autodesk Inc. (a)	4,850	228,338
Avnet Inc. (a)	5,100	202,164
CDW Corp. (a)	2,500	212,425
Ciena Corp. (a)	4,500	162,585
Citrix Systems Inc. (a)	4,400	148,148
Cognizant Technology Solutions Corp. (a)	2,400	180,216
CommScope Inc. (a)	3,950	230,482
FEI Co. (a)	6,200	201,252
Harris Corp.	4,150	226,382
Intersil Corp.	6,750	212,355
Marvell Technology Group Ltd. (a)	3,950	71,930
MAXIMUS Inc.	4,400	190,872
Microchip Technology Inc.	4,850	179,644
MICROS Systems Inc. (a)	1,800	97,920
MKS Instruments Inc. (a)	8,500	235,450
Network Appliance Inc. (a)	5,250	153,300
NVIDIA Corp. (a)	4,600	190,026
Paychex Inc.	7,000	273,840
PC Connection Inc. (a)	18,300	242,292
Riverbed Technology Inc. (a)	3,750	164,325
Trimble Navigation Ltd. (a)	3,550	114,310
Trio-Tech International	10,100	201,495
TriQuint Semiconductor Inc. (a)	54,500	275,770
Ultra Clean Holdings Inc. (a)	13,200	184,536
VeriFone Holdings Inc. (a)	4,500	158,625
Verigy Ltd. (a)	4,050	115,871

		5,828,576

Telecommunications (0.55%)
NII Holdings Inc. (a)	2,650	213,961

Utilities (2.73%)
Constellation Energy Group	2,000	174,340
ITC Holdings Corp.	4,000	162,520
Nicor Inc.	3,500	150,220
NRG Energy Inc. (a)	5,650	234,871
PNM Resources Inc.	5,700	158,403
Portland General Electric Co.	6,800	186,592

		1,066,946

Total Common Stocks (cost $31,872,086)		37,566,400

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Short-term Investments (6.16%)
JPMorgan Prime Money Market Fund	$2,409,442	$2,409,442

Total Short-term Investments (cost $2,409,442)		2,409,442

TOTAL INVESTMENTS (102.23%) (cost $34,281,528)		39,975,842
LIABILITIES, NET OF OTHER ASSETS (-2.23%)		(873,444)

NET ASSETS (100.00%)		$39,102,398

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (95.91%) (a)

Australia (2.33%)
Amcor Ltd.	11,838	$74,963
Asciano Group (b)	5,344	45,895
BHP Billiton Sponsored ADR	400	23,900
Brambles Ltd. (b)	19,982	206,002
Foster’s Group Ltd.	21,300	114,942
Macquarie Bank Ltd.	2,680	192,491
Telstra Corp. Ltd.	26,046	101,335
Toll Holdings Ltd.	5,344	65,486
Woolworths Ltd.	10,029	229,191

		1,054,205

Austria (0.83%)
OMV AG	1,300	86,717
Raiffeisen International Bank Holding AG	900	142,154
Telekom Austria AG	3,000	74,708
Wienerberger AG	1,000	73,530

		377,109

Belgium (0.60%)
Fortis	3,800	161,211
UCB SA	1,889	111,725

		272,936

Canada (8.14%)
Alcan Inc.	4,400	358,939
Barrick Gold Corp.	13,300	386,631
CAMECO Corp.	10,700	542,408
Canadian Imperial Bank of Commerce	1,000	90,110
Canadian Natural Resources Ltd.	6,800	451,823
EnCana Corp.	3,000	184,520
Finning International Inc.	3,400	96,646
Manulife Financial Corp.	1,600	59,839
Methanex Corp.	4,700	116,656
Potash Corp. of Saskatchewan Inc.	10,400	813,060
Research In Motion Ltd. (b)	400	80,507
Rogers Communications Inc. Class B	1,900	81,012
Royal Bank of Canada	1,800	95,673
Sun Life Financial Inc.	1,000	47,651
Suncor Energy Inc.	2,300	207,189
The Toronto Dominion Bank	1,100	75,237

		3,687,901

Denmark (0.50%)
Novo Nordisk A/S	2,100	228,428

Finland (1.36%)
Metso OYJ	1,660	97,693
Neste Oil OYJ	2,600	101,884
Nokia OYJ	2,700	75,830
Stora Enso OYJ R Shares	4,300	80,906
UPM-Kymmene OYJ	10,500	258,407

		614,720

France (12.44%)
Accor SA	1,400	123,761
Air Liquide SA	1,920	251,946
AXA	3,800	163,345
BNP Paribas	3,220	382,482
Bouygues	9,018	755,573
Carrefour SA	2,300	161,537
Dassault Systemes SA	1,100	69,350
Electricite De France	900	97,274
Groupe DANONE	4,200	339,217
L’Oreal SA	2,900	342,781
Lafarge SA	1,700	309,829
PagesJaunes SA	1,779	37,448
Peugeot SA	2,600	209,457
Rhodia SA Reg. (b)	2,067	93,984
Safran SA	1,300	33,245
Sanofi-Aventis	8,500	686,690
Schneider Electric SA	2,600	364,280
Societe Generale Class A	1,545	286,254
Total SA	7,300	591,869
Veolia Environnement	2,981	234,149
Vivendi	2,300	98,940

		5,633,411

Germany (6.21%)
Allianz SE Reg.	1,600	375,255
Bayer AG	2,500	189,294
Bayerische Motoren Werke AG	1,100	71,313
Commerzbank AG	4,100	196,883
Continental AG	600	84,704
DaimlerChrysler AG	5,600	518,065
Depfa Bank PLC	4,500	79,689
Deutsche Bank AG	2,900	422,097
Infineon Technologies AG (b)	6,000	99,659
Metro AG	1,500	124,544
SAP AG	4,000	205,642
Siemens AG	3,100	446,100

		2,813,245

Greece (0.06%)
Greek Org of Football Prognostics SA	710	25,087

Hong Kong (2.07%)
Bank of East Asia Ltd.	28,800	161,964
Hang Lung Properties Ltd.	23,000	79,417
Hang Lung Properties Ltd. (c)	16,000	55,247
Hong Kong & China Gas Co. Ltd.	36,300	76,493
Kerry Properties Ltd.	7,500	47,104
Li & Fung Ltd.	56,800	204,449

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Sun Hung Kai Properties Ltd. (c)	2,000	$24,065
Swire Pacific Ltd. Class A	26,000	289,393

		938,132

Ireland (0.65%)
CRH PLC	6,000	296,514

Italy (0.61%)
ENI SpA	2,200	79,766
Intesa Sanpaolo	26,476	197,397

		277,163

Japan (25.53%)
Advantest Corp.	1,800	78,372
Aeon Co. Ltd.	26,300	488,174
Bank of Yokohama Ltd.	13,000	91,049
Canon Inc.	3,300	193,522
Daiwa House Industry Co. Ltd.	5,000	71,465
East Japan Railway Co.	10	77,052
Fanuc Ltd.	4,100	423,175
FUJIFILM Holdings Corp.	3,700	165,373
Hankyu Hanshin Holdings Inc.	15,000	79,208
Hirose Electric Co. Ltd.	700	92,051
Hoya Corp.	6,800	225,577
Idemitsu Kosan Co. Ltd.	700	78,335
INPEX Holdings Inc.	27	252,301
Japan Tobacco Inc.	19	93,656
JS Group Corp.	2,700	54,740
Kansai Electric Power Co.	3,000	70,950
Keyence Corp.	320	69,908
Millea Holdings Inc.	2,600	106,892
Mitsubishi Corp.	14,200	372,069
Mitsubishi Estate Co. Ltd.	8,000	217,045
Mitsubishi Heavy Industries Ltd.	10,000	64,045
Mitsubishi UFJ Financial Group Inc.	21	231,435
Mitsui & Co. Ltd.	5,000	99,785
Mitsui OSK Lines Ltd.	8,000	108,471
Mizuho Financial Group Inc.	66	455,963
Murata Manufacturing Co. Ltd.	1,400	105,337
NGK Spark Plug Co. Ltd.	4,000	69,481
Nintendo Co. Ltd.	700	255,390
Nippon Electric Glass Co. Ltd.	8,500	149,862
Nippon Telegraph & Telephone Corp.	15	66,380
Nissan Motor Co. Ltd.	21,200	226,965
Nomura Holdings Inc.	4,000	77,694
NTT DoCoMo Inc.	70	110,712
NTT Urban Development Corp.	63	121,989
Orix Corp.	2,280	600,979
Rohm Co. Ltd.	1,100	97,620
Shimamura Co. Ltd.	800	85,466
Shin-Etsu Chemical Co. Ltd.	1,900	135,656
SMC Corp.	1,600	212,679
Softbank Corp.	41,300	889,993
Sony Corp.	4,000	205,327
Sumitomo Corp.	17,000	309,936
Sumitomo Mitsui Financial Group Inc.	96	894,951
Sumitomo Realty & Development Co. Ltd.	6,000	195,399
Suzuki Motor Corp.	14,000	397,572
T&D Holdings Inc.	1,050	70,911
Takeda Pharmaceutical Co. Ltd.	2,100	135,663
TDK Corp.	700	67,748
Tokyo Electric Power Co.	4,200	135,101
Tokyo Electron Ltd.	2,100	154,496
Tokyo Gas Co. Ltd.	29,000	137,513
Tokyu Corp.	17,000	113,620
Toshiba Corp.	46,000	400,788
Trend Micro Inc.	4,000	129,145
Uni-Charm Corp.	400	22,677
Ushio Inc.	2,700	59,894
Yahoo! Japan Corp.	794	269,189
Yamada Denki Co. Ltd.	2,300	240,206
Yamato Holdings Co. Ltd.	11,000	155,497

		11,562,449

Luxembourg (0.25%)
SES FDR	1,300	27,983
SES Global FDR Class A	4,000	86,382

		114,365

Netherlands (3.55%)
ABN AMRO Holdings NV	4,637	212,616
Aegon NV	9,064	178,397
Akzo Nobel NV	1,300	112,215
Heineken NV	1,500	87,932
ING Groep NV	14,900	655,804
Koninklijke KPN NV	12,600	209,043
Koninklijke Numico NV	1,513	78,624
Unilever NV-CVA	2,300	71,378

		1,606,009

Norway (0.64%)
DNB NOR ASA	5,400	69,459
Telenor ASA (b)	11,200	218,925

		288,384

Singapore (1.30%)
Capitaland Ltd.	48,000	254,308
DBS Group Holdings Ltd.	5,000	74,498
Singapore Telecommunications	39,600	88,071
United Overseas Bank Ltd.	12,000	172,506

		589,383

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Spain (2.87%)
Banco Bilbao Vizcaya Argentaria SA	19,100	$467,087
Banco Santander Central Hispano SA	18,400	338,227
Inditex SA	1,300	76,517
Repsol YPF SA	7,200	285,036
Telefonica SA	6,000	133,524

		1,300,391

Sweden (0.91%)
ASSA ABLOY AB Class B	3,800	83,619
Atlas Copco AB Class A	4,400	73,288
TeliaSonera AB	34,500	253,097

		410,004

Switzerland (7.96%)
Adecco SA Reg.	1,370	105,986
Compagnie Financiere Richemont AG Class A	9,878	590,421
Credit Suisse Group	2,071	147,022
Holcim Ltd.	3,370	363,952
Holcim Ltd. (c)	379	40,931
Nestle SA	951	361,355
Novartis AG	11,542	647,975
Petroplus Holdings AG (b)	937	96,500
Roche Holding AG	2,533	448,813
Swiss Reinsurance	5,540	505,249
Swisscom AG	417	142,564
Synthes Inc. (b)	588	70,496
UBS AG	1,378	82,410

		3,603,674

United Kingdom (17.10%)
ARM Holdings PLC	23,900	69,914
AstraZeneca PLC	5,000	267,203
BAE Systems PLC	66,500	536,618
BAE Systems PLC (c)	4,000	32,278
Barclays PLC	9,000	125,215
BHP Billiton PLC	15,100	419,458
British Land Co. PLC	3,400	90,981
Cadbury Schweppes PLC	6,600	89,577
Carnival PLC	1,500	71,687
Daily Mail & General Trust NV	6,500	99,399
HBOS PLC	20,800	409,119
HSBC Holdings PLC	9,100	166,625
Lloyds TSB Group PLC	12,500	138,954
National Grid PLC	12,700	187,391
Pearson PLC	5,500	92,648
Reed Elsevier PLC	22,500	290,787
Reuters Group PLC	13,800	172,030
Rio Tinto PLC	2,600	198,909
Royal Bank of Scotland Group	67,500	854,105
Royal Dutch Shell PLC Class A	34,582	1,407,423
SABMiller PLC	11,300	286,095
Scottish & Southern Energy PLC	11,400	330,532
Standard Chartered PLC	10,100	329,433
Tesco PLC	14,300	119,643
Unilever PLC	2,430	78,464
Vodafone Group PLC	112,662	377,507
Xstrata PLC	5,900	351,242
Yell Group PLC	16,500	152,413

		7,745,650

Total Common Stocks (cost $34,394,554)		43,439,160

Exchange-Traded Funds (1.00%)
iShares MSCI EAFE Index Fund	5,600	452,312

Total Exchange-Traded Funds (cost $455,027)		452,312

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal Amount	Value
Repurchase Agreement (3.31%)
Investors Bank & Trust Repurchase Agreement, (d)
3.500%, Agreement date 06/29/2007, to be repurchased at $1,500,027 on 07/02/2007	$1,499,590	$1,499,590

Total Repurchase Agreement (cost $1,499,590)		1,499,590

TOTAL INVESTMENTS (100.22%) (cost $36,349,171)		45,391,062
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.22%)		(98,100)

NET ASSETS (100.0%)		$45,292,962

(a)	Securities valued at fair value.
(b)	Non-income producing security.
(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.
(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 8.375%, a maturity date of March 25, 2023, and a market value of $1,574,569.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$14,738,373	32.47
Japanese Yen	11,562,449	25.47
British Pound	6,071,024	13.38
Swiss Franc	3,603,674	7.94
Canadian Dollar	3,301,270	7.27
United States Dollar	2,362,433	5.20
Australian Dollar	1,030,305	2.27
Hong Kong Dollar	938,132	2.07
Swedish Krone	677,207	1.49
Singapore Dollar	589,383	1.30
Norwegian Krone	288,384	0.64
Danish Krone	228,428	0.50

Total Investments	$45,391,062	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$11,961,280	26.41
Materials	4,877,390	10.77
Consumer Discretionary	4,495,346	9.93
Industrials	4,390,839	9.70
Energy	4,365,771	9.64
Telecommunication Services	3,502,444	7.73
Consumer Staples	3,089,786	6.82
Information Technology	2,889,907	6.38
Health Care	2,596,992	5.73
Utilities	1,269,405	2.80

Total Common Stocks	43,439,160	95.91
Exchange Traded Funds	452,312	1.00
Repurchase Agreement	1,499,590	3.31
Liabilities, Net of Cash and Other Assets	(98,100)	(0.22)

Net Assets	$45,292,962	100.00%

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (99.32%)

Aerospace/Defense (1.50%)
Boeing Co.	36,933	$3,551,477
General Dynamics Corp.	18,911	1,479,219
Lockheed Martin Corp.	16,600	1,562,558
Northrop Grumman Corp.	16,091	1,253,006
Raytheon Co.	20,763	1,118,918
Rockwell Collins Inc.	7,920	559,469

		9,524,647

Agriculture, Foods, & Beverage (3.89%)
Anheuser-Busch Companies Inc.	35,743	1,864,355
Archer-Daniels-Midland Co.	30,372	1,005,009
Campbell Soup Co.	10,614	411,929
Coca-Cola Enterprises Inc.	13,329	319,896
ConAgra Foods Inc.	23,927	642,679
Constellation Brands Inc. (a)	9,665	234,666
Dean Foods Co. (a)	6,210	197,913
General Mills Inc.	16,405	958,380
HJ Heinz Co.	15,406	731,323
Kellogg Co.	11,535	597,398
Kraft Foods Inc. Class A	76,435	2,694,334
McCormick & Co. Inc.	6,119	233,623
Molson Coors Brewing Co. Class B	2,284	211,179
Pepsi Bottling Group Inc.	6,206	209,018
PepsiCo Inc.	76,507	4,961,479
Reynolds American Inc.	8,053	525,056
Sara Lee Corp.	34,959	608,287
Sysco Corp.	28,639	944,801
The Coca-Cola Co.	94,967	4,967,724
The Hershey Co.	8,239	417,058
Tyson Foods Inc.	11,639	268,162
Whole Foods Market Inc.	6,485	248,375
WM Wrigley Jr. Co.	10,200	564,162
Yum! Brands Inc.	24,922	815,448

		24,632,254

Airlines (0.09%)
Southwest Airlines Co.	36,605	545,781

Automotive (0.77%)
Ford Motor Co.	87,175	821,188
General Motors Corp.	26,205	990,549
Genuine Parts Co.	7,971	395,362
Goodyear Tire & Rubber Co. (a)	9,367	325,597
Harley-Davidson Inc.	12,312	733,918
ITT Corp.	8,511	581,131
Paccar Inc.	11,542	1,004,616

		4,852,361

Banks (6.01%)
Bank of America Corp.	209,600	10,247,344
Bank of New York Co. Inc.	35,679	1,478,538
BB&T Corp.	25,313	1,029,733
Comerica Inc.	7,483	445,014
Fifth Third Bancorp	25,853	1,028,174
Hudson City Bancorp Inc.	23,634	288,807
Huntington Bancshares Inc.	17,199	391,105
JPMorgan Chase & Co.	161,492	7,824,287
M&T Bank Corp.	3,648	389,971
Northern Trust Corp.	8,719	560,109
PNC Financial Services Group Inc.	16,151	1,156,089
State Street Corp.	18,693	1,278,601
SunTrust Banks Inc.	16,866	1,446,091
Synovus Financial Corp.	15,047	461,943
US Bancorp	82,536	2,719,561
Washington Mutual Inc.	42,611	1,816,933
Wells Fargo & Co.	157,795	5,549,650

		38,111,950

Building Materials & Construction (0.55%)
American Standard Cos. Inc.	8,191	483,105
Centex Corp.	5,650	226,565
DR Horton Inc.	12,527	249,663
Fluor Corp.	4,062	452,385
KB Home	3,529	138,937
Leggett & Platt Inc.	8,373	184,625
Lennar Corp.	6,433	235,190
Masco Corp.	18,534	527,663
Pulte Homes Inc.	9,834	220,773
Stanley Works	3,688	223,862
Vulcan Materials Co.	4,615	528,602

		3,471,370

Chemicals (1.66%)
Air Products & Chemicals Inc.	10,348	831,669
Ashland Inc.	2,433	155,590
E.I. du Pont de Nemours & Co.	43,255	2,199,084
Eastman Chemical Co.	3,768	242,396
Hercules Inc. (a)	5,239	102,946
International Flavors & Fragrances Inc.	3,618	188,643
Monsanto Co.	25,397	1,715,313
Pall Corp.	5,768	265,270
PPG Industries Inc.	7,681	584,601
Praxair Inc.	14,963	1,077,186
Rohm & Haas Co.	6,727	367,832
Sealed Air Corp.	7,474	231,844
Sigma-Aldrich Corp.	6,172	263,359
Temple-Inland Inc.	5,090	313,188
The Dow Chemical Co.	44,630	1,973,539

		10,512,460

Commercial Service/Supply (1.60%)
Allied Waste Industries Inc. (a)	11,619	156,392
Apollo Group Inc. Class A (a)	6,470	378,042
Ball Corp.	4,788	254,578

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Commercial Service/Supply (Cont.)
Cintas Corp.	6,329	$249,552
Convergys Corp. (a)	6,466	156,736
Eastman Kodak Co.	13,238	368,414
Ecolab Inc.	8,378	357,741
Equifax Inc.	6,573	291,973
First Data Corp.	35,454	1,158,282
Interpublic Group of Companies Inc. (a)	21,011	239,525
Monster Worldwide Inc. (a)	5,939	244,093
Moody’s Corp.	11,170	694,774
Omnicom Group Inc.	15,876	840,158
Pactiv Corp. (a)	6,573	209,613
Paychex Inc.	15,742	615,827
Pitney Bowes Inc.	10,243	479,577
Robert Half International Inc.	7,907	288,605
RR Donnelley & Sons Co.	10,081	438,624
Ryder System Inc.	2,788	149,994
Snap-On Inc.	2,697	136,225
Waste Management Inc.	25,035	977,617
WW Grainger Inc.	3,512	326,792
Wyndham Worldwide Corp. (a)	9,279	336,457
Xerox Corp. (a)	42,485	785,123

		10,134,714

Computer Software & Services (4.38%)
Adobe Systems Inc. (a)	27,466	1,102,760
Affiliated Computer Services Inc. Class A (a)	5,204	295,171
Autodesk Inc. (a)	10,637	500,790
Automatic Data Processing Inc.	26,033	1,261,820
BMC Software Inc. (a)	9,820	297,546
CA Inc.	19,076	492,733
Computer Sciences Corp. (a)	8,203	485,207
Compuware Corp. (a)	16,864	200,007
eBay Inc. (a)	52,298	1,682,950
Electronic Arts Inc. (a)	14,350	679,042
Electronic Data Systems Corp.	23,929	663,551
EMC Corp. (a)	100,725	1,823,122
Intuit Inc. (a)	15,980	480,678
Juniper Networks Inc. (a)	26,324	662,575
Microsoft Corp.	397,478	11,713,677
Oracle Corp. (a)	187,092	3,687,583
Unisys Corp. (a)	15,818	144,577
Yahoo! Inc. (a)	57,752	1,566,812

		27,740,601

Computers (3.34%)
Apple Inc. (a)	40,626	4,957,997
Dell Inc. (a)	106,519	3,041,118
Hewlett-Packard Co.	124,018	5,533,683
International Business Machines Corp.	64,207	6,757,787
Sun Microsystems Inc. (a)	167,632	881,744

		21,172,329

Consumer & Marketing (4.22%)
Altria Group Inc.	98,866	6,934,461
Avery Dennison Corp.	4,569	303,747
Avon Products Inc.	20,733	761,938
Black & Decker Corp.	2,970	262,281
Brown-Forman Corp. Class B	3,577	261,407
Brunswick Corp.	4,360	142,267
Clorox Co.	6,991	434,141
Colgate-Palmolive Co.	23,924	1,551,471
Danaher Corp.	11,049	834,200
Darden Restaurants Inc.	6,694	294,469
Fortune Brands Inc.	7,040	579,885
Harman International Industries Inc.	3,085	360,328
Hasbro Inc.	7,090	222,697
IAC/InterActiveCorp (a)	10,358	358,490
Kimberly-Clark Corp.	21,287	1,423,887
Mattel Inc.	18,055	456,611
Newell Rubbermaid Inc.	12,856	378,352
Starbucks Corp. (a)	35,442	929,998
The Estee Lauder Companies	5,909	268,919
The Procter & Gamble Co.	148,085	9,061,321
UST Inc.	7,542	405,081
Wendy’s International Inc.	3,803	139,760
Whirlpool Corp.	3,628	403,434

		26,769,145

Electronic/Electrical Mfg. (5.51%)
Advanced Micro Devices Inc. (a)	25,147	359,602
Agilent Technologies Inc. (a)	19,329	743,007
Applied Materials Inc.	64,517	1,281,953
Emerson Electric Co.	37,886	1,773,065
General Electric Co.	484,137	18,532,764
Intel Corp.	273,049	6,487,644
KLA-Tencor Corp.	9,194	505,210
Linear Technology Corp.	11,898	430,470
LSI Corp. (a)	36,077	270,938
Micron Technology Inc. (a)	34,621	433,801
Molex Inc.	6,542	196,325
National Semiconductor Corp.	12,021	339,834
PerkinElmer Inc.	6,043	157,481
Rockwell Automation Inc.	7,894	548,159
Texas Instruments Inc.	68,396	2,573,742
Waters Corp. (a)	4,808	285,403

		34,919,398

Financial Services (10.37%)
Ambac Financial Group Inc.	4,851	422,959
American Express Co.	56,472	3,454,957
Ameriprise Financial Inc.	11,413	725,524

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Apartment Investment and Management Co.	4,456	$224,672
Archstone-Smith Trust	10,419	615,867
AvalonBay Communities Inc.	3,745	445,206
Bear Stearns Companies Inc.	5,568	779,520
Boston Properties Inc.	5,578	569,681
Capital One Financial Corp.	19,307	1,514,441
CB Richard Ellis Group Inc. Class A (a)	8,516	310,834
Charles Schwab Corp.	47,812	981,102
Chicago Mercantile Exchange Holdings Inc.	1,655	884,366
CIT Group Inc.	9,205	504,710
Citigroup Inc.	232,696	11,934,978
Commerce Bancorp Inc.	8,622	318,928
Compass Bancshares Inc.	6,030	415,949
Countrywide Financial Corp.	27,619	1,003,951
Developers Diversified Realty Corp.	5,936	312,887
E*Trade Financial Corp. (a)	19,673	434,577
Equity Residential	13,471	614,682
Federal Home Loan Mortgage Corp.	31,629	1,919,880
Federal National Mortgage Association	45,643	2,981,857
Federated Investors Inc. Class B	4,104	157,306
Fidelity National Information Services	7,555	410,085
First Horizon National Corp.	5,813	226,707
Franklin Resources Inc.	7,708	1,021,079
General Growth Properties Inc.	11,534	610,725
Goldman Sachs Group Inc.	19,370	4,198,447
H&R Block Inc.	15,107	353,051
Host Hotels & Resorts Inc.	24,372	563,481
Janus Capital Group Inc.	9,862	274,558
Keycorp	18,653	640,357
Kimco Realty Corp.	10,696	407,197
Legg Mason Inc.	6,096	599,724
Lehman Brothers Holdings Inc.	24,897	1,855,324
Marshall & Ilsley Corp.	11,949	569,131
MBIA Inc.	6,177	384,333
Mellon Financial Corp.	19,328	850,432
Merrill Lynch & Co. Inc.	41,312	3,452,857
MGIC Investment Corp.	4,025	228,861
Morgan Stanley	49,729	4,171,269
National City Corp.	27,606	919,832
Principal Financial Group	12,710	740,866
ProLogis	11,884	676,200
Public Storage	5,810	446,324
Regions Financial Corp.	33,823	1,119,541
Simon Property Group Inc.	10,495	976,455
SLM Corp.	19,167	1,103,636
Sovereign Bancorp Inc.	17,189	363,375
T Rowe Price Group Inc.	12,308	638,662
Vornado Realty Trust	6,044	663,873
Wachovia Corp.	89,870	4,605,838
Western Union Co.	35,849	746,735
Zions Bancorporation	5,029	386,780

		65,734,569

Forest Products & Paper (0.37%)
International Paper Co.	19,672	768,191
MeadWestvaco Corp.	8,350	294,922
OfficeMax Inc.	3,399	133,581
Plum Creek Timber Co. Inc.	8,630	359,526
Weyerhaeuser Co.	9,781	772,014

		2,328,234

Health Care (11.20%)
Abbott Laboratories	72,309	3,872,147
Aetna Inc.	24,933	1,231,690
Allergan Inc.	14,426	831,515
AmerisourceBergen Corp.	9,122	451,265
Amgen Inc. (a)	54,470	3,011,646
Applera Corp.- Applied Biosystems Group	8,585	262,186
Barr Pharmaceuticals Inc. (a)	4,963	249,291
Bausch & Lomb Inc.	2,483	172,420
Baxter International Inc.	30,463	1,716,285
Becton Dickinson & Co.	11,376	847,512
Biogen Idec Inc. (a)	13,458	720,003
Biomet Inc.	11,408	521,574
Boston Scientific Corp. (a)	55,381	849,545
Bristol-Myers Squibb Co.	93,740	2,958,434
Cardinal Health Inc.	18,560	1,311,078
Celgene Corp. (a)	17,682	1,013,709
Coventry Health Care Inc. (a)	7,370	424,881
CR Bard Inc.	4,793	396,046
Eli Lilly & Co.	46,244	2,584,115
Express Scripts Inc. (a)	12,726	636,427
Forest Laboratories Inc. (a)	14,747	673,201
Genzyme Corp. (a)	12,196	785,422
Gilead Sciences Inc. (a)	43,734	1,695,567
Hospira Inc. (a)	7,237	282,532
Humana Inc. (a)	7,720	470,225
IMS Health Inc.	9,150	293,990
Johnson & Johnson	136,200	8,392,644
King Pharmaceuticals Inc. (a)	11,171	228,559
Laboratory Corp. of America Holdings (a)	5,765	451,169
Manor Care Inc.	3,404	222,247
McKesson Corp.	14,100	840,924
Medco Health Solutions Inc. (a)	13,596	1,060,352
Medtronic Inc.	53,991	2,799,973
Merck & Co. Inc.	101,814	5,070,337
Mylan Laboratories Inc.	11,040	200,818
Patterson Cos. Inc. (a)	6,396	238,379
Pfizer Inc.	331,688	8,481,262
Quest Diagnostics Inc.	7,486	386,652

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Schering-Plough Corp.	69,739	$2,122,855
St. Jude Medical Inc. (a)	16,519	685,373
Stryker Corp.	13,874	875,311
Tenet Healthcare Corp. (a)	21,722	141,410
UnitedHealth Group Inc.	62,872	3,215,274
Varian Medical Systems Inc. (a)	6,028	256,250
Watson Pharmaceuticals Inc. (a)	4,660	151,590
WellPoint Inc. (a)	28,920	2,308,684
Wyeth	63,129	3,619,817
Zimmer Holdings Inc. (a)	11,108	942,958

		70,955,544

Insurance (4.59%)
ACE Ltd.	15,094	943,677
Aflac Inc.	23,051	1,184,821
American International Group Inc.	121,992	8,543,100
Aon Corp.	14,575	621,041
Assurant Inc.	4,699	276,865
Chubb Corp.	19,158	1,037,214
Cigna Corp.	14,140	738,391
Cincinnati Financial Corp.	8,026	348,328
Genworth Financial Inc.	20,585	708,124
Hartford Financial Services Group Inc.	14,790	1,456,963
Lincoln National Corp.	12,312	873,537
Loews Corp.	21,135	1,077,462
Marsh & McLennan Companies Inc.	25,758	795,407
MetLife Inc.	35,332	2,278,207
Progressive Corp.	33,305	796,989
Prudential Financial Inc.	22,333	2,171,438
Safeco Corp.	4,804	299,097
The Allstate Corp.	29,049	1,786,804
Torchmark Corp.	4,547	304,649
Travelers Companies Inc.	31,848	1,703,868
Unum Group	15,829	413,295
XL Capital Ltd. Class A	8,608	725,568

		29,084,845

Leisure, Lodging & Gaming (0.58%)
Carnival Corp.	20,584	1,003,882
Harrah’s Entertainment Inc.	8,647	737,243
Hilton Hotels Corp.	17,938	600,385
Marriott International Inc. Class A	15,865	686,002
Starwood Hotels & Resorts Worldwide Inc.	10,027	672,511

		3,700,023

Machinery & Manufacturing (3.83%)
3M Co.	34,277	2,974,901
Bemis Co. Inc.	4,846	160,790
Caterpillar Inc.	30,552	2,392,222
Cooper Industries Ltd. Class A	8,584	490,061
Cummins Inc.	4,856	491,476
Deere & Co.	10,703	1,292,280
Dover Corp.	9,369	479,224
Eaton Corp.	6,932	644,676
Goodrich Corp.	5,823	346,818
Honeywell International Inc.	37,267	2,097,387
Illinois Tool Works Inc.	19,434	1,053,128
Ingersoll-Rand Co. Ltd. Class A	13,986	766,713
Johnson Controls Inc.	9,181	1,062,884
Millipore Corp. (a)	2,601	195,309
Parker Hannifin Corp.	5,517	540,169
Precision Castparts Corp.	6,417	778,767
Terex Corp. (a)	4,743	385,606
Textron Inc.	5,950	655,155
Thermo Fisher Scientific Inc. (a)	19,638	1,015,677
Tyco International Ltd.	93,146	3,147,403
United Technologies Corp.	46,914	3,327,610

		24,298,256

Media & Broadcasting (3.18%)
CBS Corp. Class B	35,451	1,181,227
Clear Channel Communications Inc.	23,056	871,978
Comcast Corp. Class A (a)	146,254	4,112,662
Dow Jones & Co. Inc.	2,915	167,467
EW Scripps Co. Class A	3,926	179,379
Gannett Co. Inc.	10,950	601,702
Meredith Corp.	1,917	118,087
New York Times Co.	6,703	170,256
News Corp. Class A	109,101	2,314,032
The DIRECTV Group Inc. (a)	35,752	826,229
The McGraw-Hill Companies Inc.	16,534	1,125,635
The Walt Disney Co.	94,262	3,218,105
Time Warner Inc.	179,789	3,782,761
Tribune Co.	3,960	116,424
Viacom Inc. Class B (a)	32,642	1,358,887

		20,144,831

Mining & Metals (0.93%)
Alcoa Inc.	40,643	1,647,261
Allegheny Technologies Inc.	4,707	493,670
Freeport-McMoRan Copper & Gold Inc.	17,558	1,454,153
Newmont Mining Corp.	20,964	818,854
Nucor Corp.	14,423	845,909
United States Steel Corp.	5,769	627,379

		5,887,226

Oil & Gas (10.45%)
Anadarko Petroleum Corp.	21,608	1,123,400
Apache Corp.	15,448	1,260,402
Baker Hughes Inc.	15,361	1,292,321
BJ Services Co.	14,238	404,929
Chesapeake Energy Corp.	19,151	662,625
Chevron Corp.	101,596	8,558,447

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
ConocoPhillips	76,806	$6,029,271
Devon Energy Corp.	20,792	1,627,806
El Paso Corp.	32,399	558,235
ENSCO International Inc.	7,080	431,951
EOG Resources Inc.	11,360	829,962
Exxon Mobil Corp.	265,647	22,282,470
Halliburton Co.	43,803	1,511,203
Hess Corp.	12,641	745,313
Marathon Oil Corp.	32,802	1,966,808
Murphy Oil Corp.	8,687	516,355
Nabors Industries Ltd. (a)	14,184	473,462
National-Oilwell Varco Inc. (a)	8,244	859,355
Noble Corp.	6,319	616,229
Occidental Petroleum Corp.	39,813	2,304,376
Questar Corp.	7,962	420,792
Rowan Companies Inc.	5,044	206,703
Schlumberger Ltd.	55,349	4,701,344
Smith International Inc.	9,303	545,528
Spectra Energy Corp.	29,365	762,315
Sunoco Inc.	5,331	424,774
Transocean Inc. (a)	13,571	1,438,255
Valero Energy Corp.	25,734	1,900,713
Weatherford International Ltd. (a)	16,067	887,541
Williams Companies Inc.	27,801	879,068

		66,221,953

Retailers (5.88%)
Abercrombie & Fitch Co. Class A	4,133	301,626
Amazon.com Inc. (a)	14,479	990,508
AutoNation Inc. (a)	6,996	156,990
Autozone Inc. (a)	2,416	330,074
Bed Bath & Beyond Inc. (a)	13,066	470,245
Best Buy Co. Inc.	18,813	878,003
Big Lots Inc. (a)	5,285	155,485
Circuit City Stores Inc.	6,332	95,487
Coach Inc. (a)	17,317	820,653
Costco Wholesale Corp.	21,598	1,263,915
CVS Caremark Corp.	72,354	2,637,303
Dillard’s Inc. Class A	2,815	101,143
Dollar General Corp.	14,604	320,120
Family Dollar Stores Inc.	7,126	244,564
GAP Inc.	24,378	465,620
Home Depot Inc.	93,801	3,691,069
J.C. Penney Co. Inc.	10,580	765,780
Kohl’s Corp. (a)	15,367	1,091,518
Kroger Co.	33,419	940,076
Limited Brands	16,006	439,365
Lowe’s Companies Inc.	71,334	2,189,240
Macy’s Inc.	21,541	856,901
McDonald’s Corp.	56,826	2,884,488
Nordstrom Inc.	10,523	537,936
Office Depot Inc. (a)	13,423	406,717
RadioShack Corp.	6,225	206,297
Safeway Inc.	20,721	705,136
Sears Holdings Corp. (a)	3,932	666,474
Staples Inc.	33,562	796,426
Supervalu Inc.	9,710	449,767
Target Corp.	39,994	2,543,618
The Sherwin-Williams Co.	5,187	344,780
Tiffany & Co.	6,561	348,127
TJX Companies Inc.	21,223	583,633
Wal-Mart Stores Inc.	114,563	5,511,626
Walgreen Co.	46,850	2,039,849

		37,230,559

Technology (3.06%)
Altera Corp.	16,512	365,411
Analog Devices Inc.	16,032	603,444
Avaya Inc. (a)	20,905	352,040
Broadcom Corp. (a)	21,812	638,001
Citrix Systems Inc. (a)	8,400	282,828
Cognizant Technology Solutions Corp. (a)	6,615	496,720
Fiserv Inc. (a)	8,236	467,805
Google Inc. (a)	10,246	5,362,551
International Game Technology	15,673	622,218
Jabil Circuit Inc.	8,446	186,403
L-3 Communications Holdings Inc.	5,733	558,337
Lexmark International Group Inc. (a)	4,768	235,110
Maxim Integrated Products Inc.	14,743	492,564
MEMC Electronic Materials Inc. (a)	10,512	642,493
NCR Corp. (a)	8,364	439,445
Network Appliance Inc. (a)	17,238	503,350
Novell Inc. (a)	16,540	128,847
Novellus Systems Inc. (a)	5,662	160,631
NVIDIA Corp. (a)	16,760	692,356
QLogic Corp. (a)	7,453	124,092
QUALCOMM Inc.	78,199	3,393,055
SanDisk Corp. (a)	10,575	517,540
Solectron Corp. (a)	41,957	154,402
Symantec Corp. (a)	44,012	889,042
Tektronix Inc.	3,910	131,923
Teradyne Inc. (a)	9,152	160,892
VeriSign Inc. (a)	11,253	357,058
Xilinx Inc.	15,183	406,449

		19,365,007

Telecom & Telecom Equipment (5.62%)
Alltel Corp.	16,734	1,130,382
AT&T Inc.	291,124	12,081,647
CenturyTel Inc.	5,298	259,867
Ciena Corp. (a)	3,843	138,848
Cisco Systems Inc. (a)	285,430	7,949,225
Citizens Communications Co.	15,408	235,280
Corning Inc. (a)	73,590	1,880,225

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
Embarq Corp.	6,916	$438,267
JDS Uniphase Corp. (a)	9,653	129,640
Motorola Inc.	110,747	1,960,222
Qwest Communications International Inc. (a)	73,920	717,024
Sprint Nextel Corp.	136,565	2,828,261
Tellabs Inc. (a)	20,769	223,474
Verizon Communications Inc.	136,432	5,616,905

		35,589,267

Textiles & Clothing (0.32%)
Jones Apparel Group Inc.	5,239	148,002
Liz Claiborne Inc.	4,825	179,972
Nike Inc.	17,706	1,032,083
Polo Ralph Lauren Corp.	2,861	280,693
VF Corp.	4,047	370,624

		2,011,374

Transportation (1.65%)
Burlington Northern Santa Fe Corp.	16,916	1,440,228
CH Robinson Worldwide Inc.	8,024	421,420
CSX Corp.	20,458	922,247
FedEx Corp.	14,382	1,595,971
Norfolk Southern Corp.	18,293	961,663
Union Pacific Corp.	12,645	1,456,072
United Parcel Service Inc. Class B	50,174	3,662,702

		10,460,303

Utilities & Energy (3.77%)
Allegheny Energy Inc. (a)	7,754	401,192
Ameren Corp.	9,815	481,033
American Electric Power Co. Inc.	18,508	833,600
CenterPoint Energy Inc.	14,316	249,099
CMS Energy Corp.	10,200	175,440
CONSOL Energy Inc.	8,458	389,998
Consolidated Edison Inc.	12,478	563,007
Constellation Energy Group	8,469	738,243
Dominion Resources Inc.	16,407	1,416,088
DTE Energy Co.	8,414	405,723
Duke Energy Corp.	58,651	1,073,313
Dynegy Inc. (a)	17,651	166,626
Edison International	15,119	848,478
Entergy Corp.	9,577	1,028,091
Exelon Corp.	31,505	2,287,263
FirstEnergy Corp.	14,842	960,723
FPL Group Inc.	18,935	1,074,372
Integrys Energy Group Inc.	3,498	177,454
KeySpan Corp.	8,048	337,855
Nicor Inc.	2,047	87,857
NiSource Inc.	12,575	260,428
Peabody Energy Corp.	12,269	593,574
PG&E Corp.	16,470	746,091

	Shares or principal amount
Pinnacle West Capital Corp.	4,744	189,048
PPL Corp.	17,933	839,085
Progress Energy Inc.	12,161	554,420
Public Service Enterprise Group Inc.	11,811	1,036,770
Sempra Energy	12,216	723,554
TECO Energy Inc.	9,621	165,289
The AES Corp. (a)	30,960	677,405
The Southern Co.	35,158	1,205,568
TXU Corp.	21,530	1,448,969
Windstream Corp.	21,786	321,561
Xcel Energy Inc.	18,616	381,070
XTO Energy Corp.	17,853	1,072,965

		23,911,252

Total Common Stocks (cost $517,190,238)		629,310,253

Short-term Investments (0.78%)
U.S. Treasury Bills,
4.500%, 09/27/2007 (b)	$5,002,000	4,945,427

Total Short-term Investments (cost $4,946,174)		4,945,427

TOTAL INVESTMENTS (100.10%) (cost $522,136,412)		634,255,680
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.10%)		(636,812)

NET ASSETS (100.00%)		$633,618,868

(a)	Non-income producing security.
(b)	At June 30, 2007, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (95.86%)

Automotive & Transportation (4.10%)
AAR Corp. (a)	7,637	$252,097
ABX Air Inc. (a)	11,329	91,312
Accuride Corp. (a)	5,034	77,574
Aftermarket Technology Corp. (a)	4,557	135,252
Airtran Holdings Inc. (a)	19,252	210,232
Alaska Air Group Inc. (a)	8,782	244,666
Allegiant Travel Co. (a)	1,205	37,042
Amerco Inc. (a)	2,104	158,852
American Axle & Manufacturing Holdings Inc.	9,137	270,638
American Commercial Lines Inc. (a)	12,464	324,687
American Railcar Industries Inc.	2,027	79,053
Amerigon Inc. (a)	4,399	79,138
Arkansas Best Corp.	4,592	178,950
Arlington Tankers Ltd.	2,938	84,262
ArvinMeritor Inc.	14,288	317,194
Atlas Air Worldwide Holdings Inc. (a)	2,730	160,906
Bristow Group Inc. (a)	4,108	203,551
Celadon Group Inc. (a)	4,880	77,592
Commercial Vehicle Group Inc. (a)	4,307	80,239
Cooper Tire & Rubber Co.	12,470	344,421
Double Hull Tankers Inc.	4,739	73,881
Dynamex Inc. (a)	2,260	57,698
Eagle Bulk Shipping Inc.	8,677	194,452
EGL Inc. (a)	6,705	311,648
ExpressJet Holdings Inc. (a)	11,515	68,860
Fleetwood Enterprises Inc. (a)	12,543	113,514
Florida East Coast Industries Inc.	7,466	619,529
Force Protection Inc. (a)	13,743	283,655
Forward Air Corp.	6,119	208,597
Freightcar America Inc.	2,496	119,409
Genco Shipping & Trading Ltd.	3,679	151,795
General Maritime Corp.	5,906	158,163
Genesee & Wyoming Inc. (a)	7,213	215,236
Golar LNG Ltd.	7,002	116,653
Greenbrier Companies Inc.	3,239	97,883
GulfMark Offshore Inc. (a)	4,622	236,739
Hayes Lemmerz International Inc. (a)	19,205	102,747
Heartland Express Inc.	11,785	192,095
Horizon Lines Inc.	6,887	225,618
Hub Group Inc. (a)	7,887	277,307
Interpool Inc.	2,126	57,189
Jetblue Airways Corp. (a)	36,608	430,144
Keystone Automotive Industries Inc. (a)	3,388	140,162
Knight Transportation Inc.	11,684	226,436
Knightsbridge Tankers Ltd.	3,565	108,768
Lear Corp. (a)	13,703	487,964
Marine Products Corp.	2,326	19,143
Marten Transport Ltd. (a)	3,359	60,496
Miller Industries Inc. (a)	1,922	48,242
Modine Manufacturing Co.	6,653	150,358
Monaco Coach Corp.	6,305	90,477
Noble International Ltd.	2,415	49,363
Nordic American Tanker Shipping Ltd.	5,580	227,887
Odyssey Marine Exploration Inc. (a)	8,341	50,129
Old Dominion Freight Line Inc. (a)	6,013	181,292
Pacer International Inc.	7,330	172,402
Patriot Transportation Holding Inc. (a)	331	28,698
PHI Inc. (a)	2,963	88,268
Pinnacle Airlines Corp. (a)	4,142	77,662
Polaris Industries Inc.	7,253	392,822
Republic Airways Holdings Inc. (a)	7,576	154,172
Saia Inc. (a)	2,858	77,909
Ship Finance International Ltd.	6,474	192,148
SkyWest Inc.	13,379	318,822
Spartan Motors Inc.	6,547	111,430
Standard Motor Products Inc.	3,144	47,254
Stoneridge Inc. (a)	2,824	34,848
Superior Industries International Inc.	4,674	101,706
TBS International Ltd. Class A (a)	966	27,434
Tenneco Inc. (a)	9,365	328,150
Ultrapetrol Bahamas Ltd. (a)	3,081	73,020
Universal Truckload Services Inc. (a)	1,364	27,103
Visteon Corp. (a)	26,343	213,378
Wabash National Corp.	6,057	88,614
Werner Enterprises Inc.	9,441	190,236
Winnebago Industries Inc.	6,462	190,758

		12,498,021

Consumer Discretionary (18.86%)
1-800 Contacts Inc. (a)	1,465	34,369
1-800-FLOWERS.COM Inc. (a)	5,178	48,829
24/7 Real Media Inc. (a)	11,223	131,646
99 Cents Only Stores (a)	9,649	126,498
Aaron Rents Inc.	9,250	270,100
ABM Industries Inc.	8,679	224,005
AC Moore Arts & Crafts Inc. (a)	4,019	78,813
Administaff Inc.	4,731	158,441
Advisory Board Co. (a)	3,672	204,016
Aeropostale Inc. (a)	10,456	435,806
AFC Enterprises (a)	5,950	102,875
Ambassadors Group Inc.	3,221	114,442
Ambassadors International Inc.	1,805	60,034
American Greetings Corp.	11,579	328,033
American Woodmark Corp.	2,358	81,587
Ameristar Casinos Inc.	4,974	172,797
AMN Healthcare Services Inc. (a)	7,030	154,660
Applebee’s International Inc.	15,117	364,320
Arbitron Inc.	6,105	314,591
Arctic Cat Inc.	2,380	47,124
Asbury Automotive Group Inc.	5,179	129,216
Bally Technologies Inc. (a)	10,791	285,098
Barrett Business Services Inc.	1,542	39,830
bebe stores inc.	5,184	82,996
Belo Corp.	17,470	359,707

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Benihana Inc. Class A (a)	2,470	$49,400
Big 5 Sporting Goods Corp.	4,366	111,333
BJ’s Restaurant Inc. (a)	3,483	68,754
Blockbuster Inc. (a)	37,611	162,103
Blue Nile Inc. (a)	2,700	163,080
Blyth Inc.	5,123	136,169
Bob Evans Farms Inc.	7,264	267,678
Bon-Ton Stores Inc.	2,077	83,205
Books-A-Million Inc.	2,781	47,110
Borders Group Inc.	11,809	225,080
Bowne & Co. Inc.	5,852	114,173
Bright Horizons Family Solutions Inc. (a)	5,324	207,157
Brightpoint Inc. (a)	10,284	141,816
Brown Shoe Co. Inc.	8,700	211,584
Buckle Inc.	2,812	110,793
Buffalo Wild Wings Inc. (a)	3,195	132,880
Build-A-Bear Workshop Inc. (a)	3,308	86,471
Cabela’s Inc. (a)	7,727	170,999
Cache Inc. (a)	2,706	35,909
California Pizza Kitchen Inc. (a)	5,784	124,240
Callaway Golf Co.	14,384	256,179
Capella Education Co. (a)	2,171	99,931
Carmike Cinemas Inc.	2,678	58,809
Carrols Restaurant Group Inc. (a)	1,995	30,424
Carter’s Inc. (a)	11,730	304,276
Casella Waste Systems Inc. (a)	4,100	44,198
Casual Male Retail Group Inc. (a)	7,319	73,922
Catalina Marketing Corp.	7,407	233,320
Cato Corp. Class A	5,846	128,261
CBIZ Inc. (a)	9,569	70,332
CBRL Group Inc.	4,999	212,358
CDI Corp.	2,940	94,668
CEC Entertainment Inc. (a)	5,822	204,934
Central European Distribution Corp. (a)	7,430	257,227
Central Garden & Pet Co. (a)	14,270	167,387
Cenveo Inc. (a)	10,882	252,354
Charlotte Russe Holding Inc. (a)	5,103	137,118
Charming Shoppes Inc. (a)	24,682	267,306
Charter Communications Inc. (a)	82,566	334,392
Chattem Inc. (a)	3,430	217,393
Chemed Corp.	5,107	338,543
Cherokee Inc.	1,566	57,222
Children’s Place Retail Stores Inc. (a)	4,607	237,905
Chipolte Mexican Grill Inc. Class B (a)	6,623	520,766
Christopher & Banks Corp.	7,273	124,732
Churchill Downs Inc.	1,979	103,660
Cinemark Holdings Inc. (a)	5,722	102,367
Citadel Broadcasting Corp.	37,354	240,933
Citi Trends Inc. (a)	2,790	105,908
CKE Restaurants Inc.	12,762	256,133
CKX Inc. (a)	7,700	106,414
CMGI Inc. (a)	87,372	170,375
CNET Networks Inc. (a)	30,591	250,540
Coinmach Service Corp.	6,208	82,132
Coinstar Inc. (a)	5,579	175,627
Columbia Sportswear Co.	2,702	185,573
Compass Diversified Trust	4,160	74,173
Conn’s Inc. (a)	2,383	68,058
Consolidated Graphics Inc. (a)	2,238	155,049
Core-Mark Holding Co. Inc. (a)	1,825	65,664
Corinthian Colleges Inc. (a)	17,401	283,462
Cornell Co. Inc. (a)	2,183	53,614
CoStar Group Inc. (a)	3,782	199,992
Courier Corp.	2,394	95,760
Cox Radio Inc. (a)	6,824	97,174
CPI Corp.	1,059	73,600
CRA International Inc. (a)	2,301	110,908
Cross Country Healthcare Inc. (a)	6,421	107,102
Crown Media Holdings Inc. (a)	3,483	25,078
CSK Auto Corp. (a)	8,757	161,129
CSS Industries Inc.	1,725	68,327
Cumulus Media Inc. (a)	6,002	56,119
Deb Shops Inc.	1,160	32,074
Deckers Outdoor Corp. (a)	2,579	260,221
Denny’s Corp. (a)	18,975	84,439
DeVry Inc.	12,024	409,056
DG FastChannel Inc. (a)	2,656	54,129
Diamond Management & Technology Consultants Inc.	5,535	73,062
Dollar Thrifty Automotive Group Inc. (a)	4,776	195,052
Domino’s Pizza Inc.	8,991	164,266
Dover Downs Gaming & Entertainment Inc.	3,524	52,895
Dress Barn Inc. (a)	9,467	194,263
DSW Inc. (a)	3,258	113,444
DTS Inc. (a)	3,627	78,960
DynCorp International Inc. (a)	5,102	112,193
Earthlink Inc. (a)	24,867	185,756
Eddie Bauer Holdings Inc. (a)	6,188	79,516
Elizabeth Arden Inc. (a)	5,056	122,659
Emmis Communications Corp.	6,880	63,365
Ennis Inc.	5,127	120,587
Entercom Communications Corp.	7,088	176,420
Entravision Communications Corp. (a)	14,124	147,313
Ethan Allen Interiors Inc.	5,426	185,840
Exponent Inc. (a)	3,170	70,913
EZCORP Inc. (a)	7,935	105,059
First Advantage Corp. Class A (a)	1,494	34,377
Fisher Communications Inc. (a)	1,361	69,125
Forrester Research Inc. (a)	3,038	85,459
Fossil Inc. (a)	8,929	263,316
Fred’s Inc.	7,870	105,301
FTD Group Inc.	3,832	70,547
FTI Consulting Inc. (a)	8,679	330,062
Furniture Brands International Inc.	10,124	143,761

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
G&K Services Inc. Class A	4,372	$172,738
G-III Apparel Group Ltd. (a)	2,515	39,712
Gaiam Inc. (a)	3,456	63,003
Gander Mountain Co. (a)	900	10,215
GateHouse Media Inc.	3,380	62,699
Gaylord Entertainment Co. (a)	8,315	446,017
Gemstar-TV Guide International Inc. (a)	51,816	254,935
Genesco Inc. (a)	4,582	239,684
Geo Group Inc. (a)	10,221	297,431
Gevity HR Inc.	4,940	95,490
Global Sources Ltd. (a)	3,122	70,869
Glu Mobile Inc. (a)	1,479	20,558
Gray Television Inc.	8,547	79,231
Great Wolf Resorts Inc. (a)	6,249	89,048
Greenfield Online Inc. (a)	4,422	70,354
Group 1 Automotive Inc.	4,848	195,568
GSI Commerce Inc. (a)	3,993	90,681
Guitar Center Inc. (a)	5,938	355,152
Gymboree Corp. (a)	6,609	260,461
Harris Interactive Inc. (a)	11,281	60,353
Haverty Furniture Companies Inc.	4,011	46,808
Heelys Inc. (a)	1,262	32,635
Heidrick & Struggles International Inc. (a)	3,663	187,692
Helen of Troy Ltd. (a)	6,115	165,105
Hibbett Sports Inc. (a)	6,323	173,124
Home Solutions of America Inc. (a)	7,192	43,008
Hooker Furniture Corp.	2,513	56,392
Hot Topic Inc. (a)	8,858	96,286
Houston Wire & Cable Co. (a)	3,369	95,713
Hudson Highland Group Inc. (a)	4,990	106,736
Iconix Brand Group Inc. (a)	10,150	225,533
ICT Group Inc. (a)	1,638	30,647
IHOP Corp.	3,572	194,424
IKON Office Solutions Inc.	21,831	340,782
Infospace Inc. (a)	6,787	157,526
InfoUSA Inc.	6,127	62,618
Insight Enterprises Inc. (a)	9,642	217,620
Inter Parfums Inc.	1,785	47,517
Internap Network Services Corp. (a)	9,845	141,965
inVentiv Health Inc. (a)	6,287	230,167
iPass Inc. (a)	10,240	55,501
Isle of Capri Casinos Inc. (a)	3,230	77,391
J Crew Group Inc. (a)	7,868	425,580
Jack in the Box Inc. (a)	6,348	450,327
Jackson Hewitt Tax Service Inc.	6,606	185,695
Jakks Pacific Inc. (a)	5,548	156,121
Jamba Inc. (a)	10,428	95,312
Jo-Ann Stores Inc. (a)	5,008	142,377
Jos. A. Bank Clothiers Inc. (a)	3,634	150,702
Journal Communications Inc. Class A	9,883	128,578
K-Swiss Inc. Class A	5,119	145,021
K2 Inc. (a)	9,970	151,444
Kellwood Co.	5,167	145,296
Kelly Services Inc. Class A	4,765	130,847
Kenexa Corp. (a)	5,103	192,434
Kenneth Cole Productions Inc.	1,851	45,720
Kforce Inc. (a)	6,303	100,722
Kimball International Inc. Class B	5,280	73,973
Knology Inc. (a)	5,277	91,661
Korn/Ferry International (a)	8,562	224,838
Krispy Kreme Doughnuts Inc. (a)	13,280	122,973
La-Z-Boy Inc.	10,578	121,224
Labor Ready Inc. (a)	9,375	216,656
Lakes Entertainment Inc. (a)	3,985	47,063
Lancaster Colony Corp.	4,663	195,333
Landry’s Restaurants Inc.	3,494	105,728
Lawson Products Inc.	834	32,276
Leapfrog Enterprises Inc. (a)	7,131	73,093
LECG Corp. (a)	5,269	79,615
Lee Enterprises Inc. Class A	9,358	195,208
Libbey Inc.	2,945	63,524
Life Time Fitness Inc. (a)	6,456	343,653
Lifetime Brands Inc.	2,482	50,757
Lin TV Corp. (a)	5,603	105,392
Lincoln Educational Services (a)	679	10,090
Liquidity Services Inc. (a)	2,209	41,485
Lithia Motors Inc. Class A	3,214	81,443
Live Nation Inc. (a)	13,443	300,854
LKQ Corp. (a)	9,360	230,818
LodgeNet Entertainment Corp. (a)	4,634	148,566
Lodgian Inc. (a)	3,822	57,445
LoJack Corp. (a)	3,834	85,460
LoopNet Inc. (a)	5,424	126,542
Magna Entertainment Corp. (a)	9,510	27,769
Maidenform Brands Inc. (a)	4,586	91,078
Mannatech Inc.	3,189	50,673
Marchex Inc. Class B	5,610	91,555
Marcus Corp.	4,404	104,639
MarineMax Inc. (a)	3,499	70,050
Martha Stewart Living Omnimedia Inc.	5,601	96,337
Marvel Entertainment Inc. (a)	11,013	280,611
Matthews International Corp.	6,482	282,680
MAXIMUS Inc.	4,406	191,132
McCormick & Schmick’s Seafood Restaurants Inc. (a)	2,995	77,690
Media General Inc.	4,761	158,398
Mediacom Communications Corp. Class A (a)	11,152	108,063
Midas Inc. (a)	3,045	69,030
Midway Games Inc. (a)	4,758	30,261
Monarch Casino & Resort Inc. (a)	2,424	65,084
Monro Muffler Brake Inc.	2,557	95,760
Morgans Hotel Group (a)	4,106	100,104
Morton’s Restaurant Group Inc. (a)	2,133	38,629

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Movado Group Inc.	3,484	$117,550
MPS Group Inc. (a)	20,627	275,783
MTR Gaming Group Inc. (a)	4,420	68,068
Multimedia Games Inc. (a)	4,908	62,626
MWI Veterinary Supply Inc. (a)	1,722	68,691
National CineMedia Inc. (a)	8,578	240,270
National Presto Industries Inc.	1,035	64,522
Nautilus Inc.	6,062	72,986
Navigant Consulting Inc. (a)	11,726	217,635
Net 1 UEPS Technologies Inc. (a)	8,445	203,947
Netflix Inc. (a)	9,198	178,349
New York & Co. Inc. (a)	3,959	43,391
Nexstar Broadcasting Group Inc. (a)	2,155	28,317
NIC Inc.	8,066	55,171
Nu Skin Enterprises Inc.	10,406	171,699
O’Charley’s Inc.	4,615	93,038
Oakley Inc.	4,949	140,552
On Assignment Inc. (a)	7,012	75,169
Overstock.com Inc. (a)	3,311	60,492
Oxford Industries Inc.	3,029	134,306
Pacific Sunwear of California Inc. (a)	14,155	311,410
Pantry Inc. (a)	4,605	212,290
Papa John’s International Inc. (a)	4,381	125,998
Payless Shoesource Inc. (a)	13,183	415,924
PC Connection Inc. (a)	1,704	22,561
PeopleSupport Inc. (a)	4,724	53,617
PEP Boys-Manny Moe & Jack	8,426	169,868
Perficient Inc. (a)	5,929	122,730
Perry Ellis International Inc. (a)	2,112	67,943
PetMed Express Inc. (a)	4,266	54,775
PF Chang’s China Bistro Inc. (a)	5,259	185,117
PHH Corp. (a)	10,829	337,973
Pier 1 Imports Inc.	18,372	155,978
Pinnacle Entertainment Inc. (a)	12,070	339,770
Playboy Enterprises Inc. (a)	4,731	53,602
Playtex Products Inc. (a)	11,414	169,041
Pre-Paid Legal Services Inc. (a)	1,833	117,880
Premier Exhibitions Inc. (a)	5,881	92,685
Prestige Brands Holdings Inc. (a)	6,478	84,084
Priceline.com Inc. (a)	7,639	525,105
PriceSmart Inc.	2,629	65,015
Primedia Inc. (a)	53,890	153,586
Protection One Inc. (a)	1,393	20,839
Quiksilver Inc. (a)	24,704	349,068
Radio One Inc. Class D (a)	15,513	109,522
Rare Hospitality International Inc. (a)	6,262	167,634
RC2 Corp. (a)	4,257	170,323
Red Robin Gourmet Burgers Inc. (a)	3,290	132,817
Regis Corp.	8,995	344,059
Renaissance Learning Inc.	1,473	19,370
Rent-A-Center Inc. (a)	14,134	370,735
Resources Connection Inc. (a)	9,908	328,747
Retail Ventures Inc. (a)	5,687	91,731
Revlon Inc. (a)	36,628	50,180
Riviera Holdings Corp. (a)	2,014	73,209
Rollins Inc.	5,875	133,774
RSC Holdings Inc. (a)	4,198	83,960
Ruby Tuesday Inc.	11,129	293,027
Rush Enterprises Inc. Class A (a)	4,241	92,115
Russ Berrie & Co. Inc. (a)	3,296	61,404
Ruth’s Chris Steak House (a)	4,036	68,572
Salem Communications Corp.	1,841	20,417
Sally Beauty Holdings Inc. (a)	18,604	167,436
Schawk Inc.	3,174	63,543
Scholastic Corp. (a)	7,252	260,637
School Specialty Inc. (a)	4,221	149,592
Sealy Corp.	9,153	151,208
Select Comfort Corp. (a)	10,062	163,206
Shoe Carnival Inc. (a)	1,823	50,114
Shuffle Master Inc. (a)	7,082	117,561
Shutterfly Inc. (a)	2,932	63,185
Sinclair Broadcast Group Inc.	10,034	142,683
Six Flags Inc. (a)	14,575	88,762
Skechers U.S.A. Inc. (a)	4,059	118,523
Sohu.com Inc. (a)	5,542	177,289
Sonic Automotive Inc.	6,306	182,685
Sonic Corp. (a)	13,565	300,058
Sotheby’s	13,324	613,170
Source Interlink Co. Inc. (a)	7,606	37,878
Spanish Broadcasting System Inc. (a)	7,500	32,250
Spectrum Brands Inc. (a)	7,378	49,949
Speedway Motorsports Inc.	2,732	109,225
Spherion Corp. (a)	11,260	105,731
Stage Stores Inc.	8,860	185,706
Stamps.com Inc. (a)	3,413	47,031
Standard Parking Corp. (a)	1,062	37,308
Standard Register Co.	4,163	47,458
Star Maritime Acquisition Corp. (a)	3,712	45,509
Stein Mart Inc.	5,275	64,672
Steiner Leisure Ltd. (a)	3,439	168,924
Steinway Musical Instruments Inc.	1,659	57,385
Steven Madden Ltd.	4,246	139,099
Stewart Enterprises Inc.	20,314	158,246
Strayer Education Inc.	2,974	391,706
Stride Rite Corp.	7,298	147,857
Sturm, Ruger & Co. Inc. (a)	4,545	70,538
Sun-Times Media Group Inc.	13,598	71,389
Syms Corp. (a)	1,350	26,636
Systemax Inc.	2,362	49,153
Take-Two Interactive Software Inc. (a)	14,623	292,021
Talbots Inc.	4,784	119,744
TeleTech Holdings Inc. (a)	8,318	270,169
Tempur-Pedic International Inc.	16,841	436,182
Texas Roadhouse Inc. Class A (a)	10,478	134,014
The Finish Line Inc. Class A	8,734	79,567
The Knot Inc. (a)	5,706	115,204

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
The Men’s Wearhouse Inc.	10,929	$558,144
The Providence Service Corp. (a)	2,249	60,093
The Steak n Shake Co. (a)	5,678	94,766
THQ Inc. (a)	13,530	412,936
Timberland Co. (a)	9,424	237,391
TiVo Inc. (a)	19,826	114,793
Topps Co. Inc.	6,861	72,109
Town Sports International Holdings Inc. (a)	3,271	63,196
Travelzoo Inc. (a)	1,514	40,257
Triarc Companies Inc. Class B	12,860	201,902
True Religion Apparel Inc. (a)	2,841	57,758
Trump Entertainment Resorts Inc. (a)	5,921	74,309
Tuesday Morning Corp.	5,983	73,950
Tupperware Brands Corp.	12,610	362,411
Tween Brands Inc. (a)	6,210	276,966
Under Armour Inc. Class A (a)	5,011	228,752
Unifirst Corp.	2,897	127,613
United Online Inc.	13,650	225,089
United Stationers Inc. (a)	5,626	374,917
Universal Electronics Inc. (a)	2,900	105,328
Universal Technical Institute Inc. (a)	4,584	116,388
USANA Health Sciences Inc. (a)	1,697	75,924
Vail Resorts Inc. (a)	6,366	387,498
Valassis Communications Inc. (a)	9,964	171,281
Value Line Inc.	444	19,492
ValueClick Inc. (a)	20,127	592,941
ValueVision Media Inc. Class A (a)	6,096	69,007
Vertrue Inc. (a)	1,527	74,487
Viad Corp.	4,262	179,729
VistaPrint Ltd. (a)	8,789	336,179
Volcom Inc. (a)	3,013	151,042
Volt Information Sciences Inc. (a)	2,876	53,033
Warnaco Group Inc. (a)	9,233	363,226
Waste Connections Inc. (a)	14,062	425,235
Waste Industries USA Inc.	1,034	35,301
Waste Services Inc. (a)	4,160	50,544
Watson Wyatt Worldwide Inc.	8,640	436,147
WD-40 Co.	3,862	126,944
West Marine Inc. (a)	3,131	43,083
Westwood One Inc.	14,738	105,966
Wet Seal Inc. (a)	17,159	103,126
Weyco Group Inc.	1,339	36,059
WMS Industries Inc. (a)	8,260	238,384
Wolverine World Wide Inc.	10,898	301,984
World Fuel Services Corp.	5,843	245,757
World Wrestling Entertainment Inc.	4,787	76,544
Zale Corp. (a)	9,810	233,576
Zumiez Inc. (a)	3,492	131,928

		57,477,508

Consumer Staples (2.17%)
Alliance One International Inc. (a)	19,474	195,714
Arden Group Inc. Class A	240	32,736
Boston Beer Co. Inc. (a)	2,255	88,734
Cal-Maine Foods Inc.	2,486	40,721
Casey’s General Stores Inc.	10,230	278,870
Chiquita Brands International Inc. (a)	8,830	167,417
Coca-Cola Bottling Co. Consolidated	1,165	58,600
Farmer Brothers Co.	1,392	31,501
Flowers Foods Inc.	10,473	349,379
Fresh Del Monte Produce Inc.	5,665	141,908
Green Mountain Coffee Roasters Inc. (a)	1,167	91,890
Hain Celestial Group Inc. (a)	7,989	216,821
Imperial Sugar Co.	2,143	65,983
Ingles Markets Inc.	2,553	87,951
J&J Snack Foods Corp.	2,845	107,370
Jones Soda Co. (a)	5,060	70,941
Lance Inc.	6,161	145,153
Longs Drug Stores Corp.	6,606	346,947
M & F Worldwide Corp. (a)	2,464	164,053
Maui Land & Pineapple Co. Inc. (a)	920	33,792
Nash Finch Co.	2,703	133,799
National Beverage Corp. (a)	2,198	25,299
Pathmark Stores Inc. (a)	6,617	85,756
Peet’s Coffee & Tea Inc. (a)	2,997	73,816
Performance Food Group Co. (a)	7,098	230,614
Pilgrim’s Pride Corp.	8,031	306,543
Ralcorp Holdings Inc. (a)	5,467	292,211
Reddy Ice Holdings Inc.	4,558	129,994
Ruddick Corp.	8,461	254,845
Sanderson Farms Inc.	3,496	157,390
Seaboard Corp.	73	171,185
Sensient Technology Corp.	9,535	242,094
Spartan Stores Inc.	4,351	143,191
Synutra International Inc. (a)	805	16,350
The Great Atlantic & Pacific Tea Co. Inc. (a)	4,050	135,837
Tiens Biotech Group USA Inc. (a)	361	1,383
Tootsie Roll Industries Inc.	7,333	203,197
TreeHouse Foods Inc. (a)	6,296	167,537
United Natural Foods Inc. (a)	8,486	225,558
Universal Corp.	5,153	313,921
Vector Group Ltd.	6,324	142,480
Village Super Market Inc.	598	28,590
Weis Markets Inc.	2,638	106,865
Wild Oats Markets Inc. (a)	6,559	109,929
Winn Dixie Stores Inc. (a)	6,847	200,617

		6,615,482

Durable Products (7.37%)
ACCO Brands Corp. (a)	10,975	252,974
Actuant Corp. Class A	5,574	351,496

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
Advanced Energy Industries Inc. (a)	7,170	$162,472
Aerovironment Inc. (a)	1,371	28,256
Albany International Corp. Class A	5,940	240,214
Altra Holdings Inc. (a)	2,003	34,612
American Ecology Corp.	3,386	72,528
American Superconductor Corp. (a)	7,056	136,251
Andrew Corp. (a)	31,410	453,560
AO Smith Corp.	4,169	166,301
Applied Industrial Technologies Inc.	8,744	257,948
ARGON ST Inc. (a)	2,672	62,017
Arris Group Inc. (a)	21,954	386,171
Astec Industries Inc. (a)	3,755	158,536
ASV Inc. (a)	4,218	72,887
Asyst Technologies Inc. (a)	9,804	70,883
ATMI Inc. (a)	6,958	208,740
Audiovox Corp. (a)	3,342	43,346
Axcelis Technologies Inc. (a)	20,329	131,935
AZZ Inc. (a)	2,333	78,505
Badger Meter Inc.	2,827	79,891
Baldor Electric Co.	9,217	454,214
Beazer Homes USA Inc.	7,770	191,686
Belden Inc.	9,105	503,962
Blount International Inc. (a)	7,322	95,772
Brady Corp.	10,174	377,862
Briggs & Stratton Corp.	10,048	317,115
Brooks Automation Inc. (a)	15,300	277,695
Bucyrus International Inc. Class A	7,543	533,894
C-COR Inc. (a)	10,381	145,957
Cascade Corp.	2,332	182,922
Champion Enterprises Inc. (a)	15,801	155,324
Chart Industries Inc. (a)	2,610	74,228
Cognex Corp.	8,892	200,159
Cohu Inc.	4,561	101,482
Color Kinetics Inc. (a)	3,527	117,837
Columbus McKinnon Corp. (a)	3,624	116,693
CompX International Inc.	268	4,958
Credence Systems Corp. (a)	21,158	76,169
CTS Corp.	7,224	91,456
Curtiss-Wright Corp.	8,850	412,498
Cymer Inc. (a)	7,269	292,214
Darling International Inc. (a)	16,737	152,976
Dionex Corp. (a)	3,900	276,861
Electro Scientific Industries Inc. (a)	5,857	121,826
EnPro Industries Inc. (a)	4,385	187,634
Entegris Inc. (a)	27,155	322,601
ESCO Technologies Inc. (a)	5,246	190,220
Esterline Technologies Corp. (a)	5,226	252,468
FARO Technologies Inc. (a)	2,992	95,325
Federal Signal Corp.	9,723	154,207
FEI Co. (a)	7,188	233,322
Flow International Corp. (a)	7,504	94,550
Franklin Electric Co. Inc.	3,864	182,304
Fuel Tech Inc. (a)	3,502	119,944
Gehl Co. (a)	2,033	61,722
GenCorp Inc. (a)	11,119	145,325
GenTek Inc. (a)	1,623	57,162
Hardinge Inc.	2,230	75,887
Heico Corp.	5,166	217,385
Herman Miller Inc.	12,875	406,850
Hovnanian Enterprises Inc. (a)	7,499	123,958
Hurco Companies Inc. (a)	1,122	56,078
InterDigital Communications Corp. (a)	9,486	305,165
Interface Inc.	11,049	208,384
Intevac Inc. (a)	4,483	95,309
Itron Inc. (a)	6,082	474,031
Kadant Inc. (a)	2,741	85,519
Kaman Corp.	5,047	157,416
Knoll Inc.	10,185	228,144
Kulicke & Soffa Industries Inc. (a)	11,745	122,970
Lindsay Corp.	2,403	106,429
Littelfuse Inc. (a)	4,536	153,181
LTX Corp. (a)	12,083	67,181
M/I Homes Inc.	2,262	60,169
MasTec Inc. (a)	8,730	138,109
Mattson Technology Inc. (a)	10,971	106,419
Measurement Specialties Inc. (a)	3,091	73,195
Meritage Homes Corp. (a)	5,213	139,448
Middleby Corp. (a)	2,712	162,232
Mine Safety Appliances Co.	5,674	248,294
MKS Instruments Inc. (a)	10,212	282,872
Mobile Mini Inc. (a)	7,292	212,926
Moog Inc. (a)	7,544	332,766
MTC Technologies Inc. (a)	1,923	47,229
NACCO Industries Inc.	1,150	178,814
Nordson Corp.	6,795	340,837
OpNext Inc. (a)	3,752	49,676
Orbital Sciences Corp. (a)	12,034	252,834
OYO Geospace Corp. (a)	826	61,281
Palm Harbor Homes Inc. (a)	1,838	26,008
Park-Ohio Holdings Corp. (a)	1,517	41,414
Photronics Inc. (a)	8,427	125,394
Plantronics Inc.	9,740	255,383
Powell Industries Inc. (a)	1,722	54,691
Power-One Inc. (a)	14,905	59,322
Powerwave Technologies Inc. (a)	26,316	176,317
Preformed Line Products Co.	459	22,037
Raser Technologies Inc. (a)	6,114	45,182
Regal-Beloit Corp.	6,409	298,275
Robbins & Myers Inc.	2,873	152,642
Rofin-Sinar Technologies Inc. (a)	3,130	215,970
Rudolph Technologies Inc. (a)	6,160	102,318
Sauer-Danfoss Inc.	2,249	66,930
Semitool Inc. (a)	4,508	43,322
Sequa Corp. (a)	1,427	159,824
Skyline Corp.	1,501	45,045
Smith & Wesson Holding Corp. (a)	6,094	102,075

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Sonic Solutions (a)	4,138	$52,180
Standard-Pacific Corp.	12,930	226,663
Standex International Corp.	2,568	73,034
Sun Hydraulics Corp.	1,494	73,580
Symmetricom Inc. (a)	9,478	79,615
TAL International Group Inc.	3,230	95,963
Taser International Inc. (a)	12,253	171,052
Team Inc. (a)	1,604	72,132
Technitrol Inc.	8,233	236,040
Tecumseh Products Co. (a)	2,956	46,439
Teledyne Technologies Inc. (a)	6,990	321,190
Tennant Co.	3,395	123,918
The Gormann-Rupp Co.	2,483	79,108
Titan International Inc.	4,863	153,719
TransDigm Group Inc. (a)	1,825	73,840
Triumph Group Inc.	3,340	218,670
TurboChef Technologies Inc. (a)	3,984	55,457
Twin Disc Inc.	921	66,229
Ultra Clean Holdings Inc. (a)	3,797	53,082
Ultratech Inc. (a)	4,871	64,930
United Industrial Corp.	1,740	104,365
Veeco Instruments Inc. (a)	6,137	127,281
Vicor Corp.	3,731	49,361
Wabtec Corp.	9,981	364,606
Walter Industries Inc.	10,456	302,806
Watts Water Technologies Inc.	6,366	238,534
WCI Communities Inc. (a)	6,207	103,533
Woodward Governor Co.	6,019	323,040
X-Rite Inc.	5,950	87,882
Zygo Corp. (a)	3,302	47,186

		22,470,639

Financial Services (21.34%)
1st Source Corp.	2,538	63,247
21st Century Insurance Group	7,035	153,785
Abington Bancorp Inc.	1,995	19,052
ACA Capital Holdings Inc. (a)	1,370	16,303
Acadia Realty Trust	6,505	168,805
Accredited Home Lenders Holding Co. (a)	4,243	58,002
Advance America Cash Advance Centers Inc.	13,658	242,293
Advanta Corp. Class B	7,507	233,768
Advent Software Inc. (a)	3,727	121,314
Agree Realty Corp.	1,730	54,063
Alabama National Bancorporation	3,478	215,080
Alesco Financial Inc.	10,876	88,422
Alexander’s Inc. (a)	405	163,721
Alexandria Real Estate Equities Inc.	5,966	577,628
Alfa Corp.	6,716	104,568
Amcore Financial Inc.	4,749	137,674
American Campus Communities Inc.	4,783	135,311
American Equity Investment Life Holdings Co.	11,347	137,072
American Financial Realty Trust	26,437	272,830
American Home Mortgage Investment Corp.	9,834	180,749
American Physicians Capital Inc. (a)	1,976	80,028
AmericanWest Bancorp	3,519	64,151
Ameris Bancorp	2,760	62,017
Amerisafe Inc. (a)	3,752	73,652
Ampal-American Israel Corp. (a)	3,471	20,652
AmTrust Financial Services Inc.	5,130	96,393
Anchor Bancorp Wisconsin Inc.	3,898	102,089
Anthracite Capital Inc.	11,331	132,573
Anworth Mortgage Asset Corp.	8,846	80,056
Apollo Investment Corp.	21,071	453,448
Arbor Realty Trust Inc.	2,445	63,105
Ares Capital Corp.	14,018	236,203
Argonaut Group Inc. (a)	6,771	211,323
Ashford Hospitality Trust Inc.	21,471	252,499
Aspen Insurance Holdings Ltd.	17,788	499,309
Asset Acceptance Capital Corp. (a)	3,791	67,101
Assured Guaranty Ltd.	13,609	402,282
Asta Funding Inc.	2,279	87,582
Avatar Holdings Inc. (a)	1,175	90,405
Baldwin & Lyons Inc.	1,878	48,790
BancFirst Corp.	1,654	70,824
Banco Latinoamericano de Exportaciones SA	5,499	103,381
Bank Mutual Corp.	11,083	127,787
Bank of the Ozarks Inc.	2,305	64,240
BankAtlantic Bancorp Inc.	8,779	75,587
BankFinancial Corp.	4,880	75,396
Bankrate Inc. (a)	2,270	108,778
BankUnited Financial Corp.	6,189	124,213
Banner Corp.	2,627	89,476
Berkshire Hills Bancorp Inc.	1,805	56,876
BioMed Realty Trust Inc.	13,086	328,720
Boston Private Financial Holdings Inc.	7,473	200,800
Bristol West Holdings Inc.	2,899	64,851
Brookline Bancorp Inc.	13,097	150,747
BRT Realty Trust	1,380	35,894
Calamos Asset Management Inc. Class A	4,589	117,249
Capital City Bank Group Inc.	2,640	82,738
Capital Corp. of the West	1,885	45,165
Capital Lease Funding Inc.	8,867	95,320
Capital Southwest Corp.	621	96,746
Capital Trust Inc.	2,780	94,909
Capitol Bancorp Ltd.	2,861	78,191
Cascade Bancorp	4,571	105,773
Cash America International Inc.	6,070	240,676
Cass Information Systems Inc.	1,274	46,195

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Castlepoint Holdings Ltd.	1,634	$24,003
Cathay General Bancorp	10,283	344,892
CBRE Realty Finance Inc.	5,675	67,476
Cedar Shopping Centers Inc.	9,128	130,987
Centennial Bank Holdings Inc. (a)	10,810	91,561
Center Financial Corp.	1,877	31,759
Centerline Holding Co.	10,590	190,620
Central Pacific Financial Corp.	6,221	205,355
Chemical Financial Corp.	5,100	131,937
Chittenden Corp.	9,351	326,817
Citizens Banking Corp.	15,371	281,289
Citizens Inc. (a)	6,909	48,639
City Bank	3,020	95,160
City Holding Co.	3,538	135,612
Clayton Holdings Inc. (a)	2,307	26,277
Clifton Savings Bancorp Inc.	2,287	24,791
CNA Surety Corp. (a)	3,537	66,885
CoBiz Inc.	3,520	63,782
Cohen & Steers Inc.	3,507	152,379
Columbia Banking Systems Inc.	3,420	100,035
Commerce Group Inc.	10,757	373,483
Community Bancorp NV (a)	2,094	58,590
Community Bank System Inc.	6,175	123,624
Community Banks Inc.	4,998	161,036
Community Trust Bancorp Inc.	3,207	103,586
CompuCredit Corp. (a)	4,225	147,960
Consolidated-Tomoka Land Co.	1,176	81,485
Corporate Office Properties Trust	7,853	322,052
Corus Bankshares Inc.	7,973	137,614
Cousins Properties Inc.	8,317	241,276
Cowen Group Inc. (a)	2,987	53,497
Crawford & Co.	4,926	33,300
Credit Acceptance Corp. (a)	1,032	27,689
Crescent Real Estate Equities Co.	16,262	364,919
Crystal River Capital Inc.	5,090	123,585
CVB Financial Corp.	13,525	150,398
CyberSource Corp. (a)	6,286	75,809
Darwin Professional Underwriters Inc. (a)	1,619	40,750
DCT Industrial Trust Inc.	34,222	368,229
Deerfield Triarc Capital Corp.	10,114	147,968
Delphi Financial Group Inc.	8,790	367,598
Delta Financial Corp.	3,247	39,841
Deluxe Corp.	4,631	188,065
DiamondRock Hospitality Co.	18,961	361,776
Digital Realty Trust Inc.	10,790	406,567
Dime Community Bancshares	5,147	67,889
Dollar Financial Corp. (a)	3,274	93,309
Donegal Group Inc.	2,812	41,899
Downey Financial Corp.	4,276	282,130
EastGroup Properties Inc.	4,836	211,914
Education Realty Trust Inc.	5,991	84,054
eFunds Corp. (a)	9,566	337,584
eHealth Inc. (a)	2,514	47,992
Electro Rent Corp.	3,309	48,113
EMC Insurance Group Inc.	1,379	34,227
Employers Holdings Inc.	10,810	229,604
Encore Capital Group Inc. (a)	3,198	39,911
Enstar Group Ltd. (a)	1,432	172,857
Enterprise Financial Services Corp.	2,070	51,460
Entertainment Properties Trust	5,405	290,681
Epoch Holding Corp. (a)	1,695	22,696
Equity Inns Inc.	11,301	253,142
Equity Lifestyle Properties Inc.	4,020	209,804
Equity One Inc.	7,546	192,800
Euronet Worldwide Inc. (a)	9,223	268,943
Evercore Partners Inc.	1,639	48,793
Exlservice Holdings Inc. (a)	4,540	85,080
Extra Space Storage Inc.	13,046	215,259
FBL Financial Group Inc.	2,889	113,595
FCStone Group Inc. (a)	1,191	68,256
Federal Agricultural Mortgage Corp. Class C	2,121	72,581
FelCor Lodging Trust Inc.	12,355	321,601
Financial Federal Corp.	5,527	164,815
First Acceptance Corp. (a)	3,296	33,487
First Bancorp (North Carolina)	2,385	44,671
First BanCorp (Puerto Rico)	16,729	183,852
First Busey Corp.	2,920	58,371
First Cash Financial Services Inc. (a)	5,364	125,732
First Charter Corp.	7,255	141,255
First Commonwealth Financial Corp.	15,434	168,539
First Community Bancorp (CA)	5,292	302,755
First Community Bancshares Inc.	2,044	63,752
First Financial Bancorp	6,996	104,870
First Financial Bankshares Inc.	4,383	170,104
First Financial Corp. Indiana	2,591	76,072
First Financial Holdings Inc.	2,377	77,752
First Indiana Corp.	2,556	56,539
First Industrial Realty Trust Inc.	9,290	360,080
First Merchants Corp.	3,557	85,475
First Mercury Financial Corp. (a)	2,482	52,048
First Midwest Bancorp Inc.	10,210	362,557
First Niagara Financial Group Inc.	21,704	284,322
First Place Financial Corp. Ohio	3,353	70,815
First Potomac Realty Trust	5,099	118,756
First Regional Bancorp (a)	1,725	43,884
First Republic Bank	6,346	340,526
First South Bancorp Inc.	1,918	51,594
First State Bancorporation	4,108	87,459
FirstFed Financial Corp. (a)	3,413	193,619
FirstMerit Corp.	16,482	344,968
Flagstar Bancorp Inc.	8,707	104,919
Flagstone Reinsurance Holdings Ltd. (a)	2,760	36,763
Flushing Financial Corp.	3,870	62,152

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
FNB Corp. (PA)	12,481	$208,932
FPIC Insurance Group Inc. (a)	2,076	84,639
Franklin Bank Corp. (a)	4,907	73,114
Franklin Street Properties Corp.	12,206	201,887
Freedom Acquisition Holdings Inc. (a)	10,417	114,691
Fremont General Corp.	13,939	149,984
Friedman Billings Ramsey Group Inc.	32,083	175,173
Frontier Financial Corp.	7,961	179,361
GAMCO Investors Inc.	1,046	58,628
Getty Realty Corp.	3,622	95,186
GFI Group Inc. (a)	3,213	232,878
Glacier Bancorp Inc.	10,743	218,620
Gladstone Capital Corp.	2,904	62,320
Glimcher Realty Trust	7,838	195,950
Global Cash Access Holdings Inc. (a)	9,023	144,548
GMH Communities Trust	6,551	63,479
Gramercy Capital Corp.	3,835	105,616
Great American Financial Resources Inc.	1,842	44,558
Great Southern Bancorp Inc.	2,026	54,803
Greater Bay Bancorp	10,356	288,311
Green Bankshares Inc.	1,837	57,425
Greenhill & Co. Inc.	3,831	263,228
Greenlight Capital Re Ltd. Class A (a)	1,857	41,838
Grubb & Ellis Co. (a)	3,180	36,888
H&E Equipment Services Inc. (a)	3,553	98,560
Hallmark Financial Services Inc. (a)	997	12,084
Hancock Holding Co.	5,409	203,108
Hanmi Financial Corp.	7,950	135,627
Harleysville Group Inc.	3,177	105,985
Harleysville National Corp.	5,870	94,624
Healthcare Realty Trust Inc.	9,906	275,189
Heartland Financial USA Inc.	2,481	60,288
Heartland Payment Systems Inc.	3,406	99,898
Hercules Technology Growth Capital Inc.	4,637	62,646
Heritage Commerce Corp.	2,529	59,887
Hersha Hospitality Trust	8,559	101,167
HFF Inc. Class A (a)	3,325	51,571
Highland Hospitality Corp.	12,762	245,030
Highwoods Properties Inc.	11,442	429,075
Hilb Rogal & Hobbs Co.	7,497	321,321
Home Bancshares Inc.	2,166	48,843
Home Properties Inc.	6,717	348,814
Horace Mann Educators Corp.	8,790	186,700
Horizon Financial Corp.	2,389	52,056
Huron Consulting Group Inc. (a)	3,720	271,597
IBERIABANK Corp.	2,372	117,295
IMPAC Mortgage Holdings Inc.	14,438	66,559
Independence Holding Co.	1,268	25,905
Independent Bank Corp. (MA)	2,720	80,349
Independent Bank Corp. (MI)	4,579	78,805
Infinity Property & Casualty Corp.	3,914	198,557
Information Services Group Inc. (a)	6,500	49,725
Inland Real Estate Corp.	11,914	202,300
Innkeepers USA Trust	9,720	172,336
Integra Bank Corp.	4,222	90,646
Interactive Brokers Group Inc. (a)	7,982	216,552
Interactive Data Corp.	7,319	196,003
International Bancshares Corp.	10,402	266,499
International Securities Exchange Holdings Inc.	7,786	508,815
Investors Bancorp Inc. (a)	10,097	135,603
Investors Real Estate Trust	9,670	99,891
IPC Holdings Ltd.	12,861	415,282
Irwin Financial Corp.	3,598	53,862
ITLA Capital Corp.	1,001	52,172
James River Group Inc.	1,178	39,145
Jer Investors Trust Inc.	5,288	79,320
K-Fed Bancorp	918	14,403
Kansas City Life Insurance Co.	1,029	47,869
KBW Inc. (a)	5,838	171,520
Kearny Financial Corp.	4,186	56,427
Kite Realty Group Trust	4,317	82,109
KNBT Bancorp Inc.	5,175	76,073
Knight Capital Group Inc. (a)	20,717	343,902
Kohlberg Capital Corp.	2,788	51,717
LaBranche & Co. Inc. (a)	10,271	75,800
Ladenburg Thalmann Financial Services Inc. (a)	19,616	45,117
Lakeland Bancorp Inc.	3,905	51,937
Lakeland Financial Corp.	2,400	51,048
LandAmerica Financial Group Inc.	3,435	331,443
LaSalle Hotel Properties	8,042	349,184
Lexington Realty Trust	13,878	288,662
LTC Properties Inc.	4,734	107,699
Luminent Mortgage Capital Inc.	9,112	91,940
Macatawa Bank Corp.	3,200	50,912
MAF Bancorp Inc.	6,583	357,194
Maguire Properties Inc.	7,649	262,590
MainSource Financial Group Inc.	3,827	64,255
MarketAxess Holdings Inc. (a)	6,082	109,415
Max Capital Group Ltd.	12,072	341,638
MB Financial Inc.	7,411	257,458
MCG Capital Corp.	12,968	207,747
McGrath Rentcorp	5,099	171,785
Meadowbrook Insurance Group Inc. (a)	4,943	54,175
Medical Properties Trust Inc.	10,382	137,354
Meruelo Maddux Properties Inc. (a)	9,002	73,456
MFA Mortgage Investments Inc.	15,396	112,083
Mid-America Apartment Communities Inc.	5,167	271,164
Midland Co.	1,885	88,482
Midwest Banc Holdings Inc.	3,958	57,391
Mission West Properties Inc.	3,683	51,341
Montpelier Re Holdings Ltd.	22,422	415,704

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Morningstar Inc. (a)	2,613	$122,876
Move Inc. (a)	20,826	93,300
MVC Capital Inc.	4,826	90,777
Nara Bancorp Inc.	4,776	76,082
NASB Financial Inc.	797	26,819
National Financial Partners Corp.	7,565	350,335
National Health Investors Inc.	4,789	151,907
National Interstate Corp.	1,098	28,636
National Penn Bancshares Inc.	9,896	165,065
National Retail Properties Inc.	13,530	295,766
National Western Life Insurance Co.	459	116,090
Nationwide Health Properties Inc.	18,022	490,198
Navigators Group Inc. (a)	2,633	141,919
NBT Bancorp Inc.	6,977	157,401
Nelnet Inc. Class A	3,464	84,660
NewAlliance Bancshares Inc.	22,764	335,086
Newcastle Investment Corp.	8,433	211,415
NewStar Financial Inc. (a)	2,816	40,072
NexCen Brands Inc. (a)	8,612	95,938
NGP Capital Resources Co.	3,754	62,767
NorthStar Realty Finance Corp.	12,578	157,351
Northwest Bancorp Inc.	3,625	94,758
Novastar Financial Inc.	7,005	48,895
NTR Acquisition Co. (a)	4,756	45,039
NYMAGIC Inc.	1,234	49,607
Ocwen Financial Corp. (a)	6,936	92,457
Odyssey Re Holdings Corp.	5,727	245,631
Ohio Casualty Corp.	12,066	522,578
Old National Bancorp	13,757	228,504
Old Second Bancorp Inc.	2,745	80,044
Omega Financial Corp.	2,624	70,559
Omega Healthcare Investors Inc.	13,541	214,354
Online Resources Corp. (a)	5,258	57,733
optionsXpress Holdings Inc.	8,706	223,396
Oriental Financial Group Inc.	4,655	50,786
Oritani Financial Corp. (a)	2,395	34,225
Pacific Capital Bancorp	9,334	251,831
Park National Corp.	2,513	213,077
Parkway Properties Inc.	3,289	157,971
Partners Trust Financial Group Inc.	8,593	90,227
Patriot Capital Funding Inc.	3,707	55,049
Pennsylvania Real Estate Investment Trust	6,571	291,292
Penson Worldwide Inc. (a)	2,833	69,493
Peoples Bancorp Inc.	2,164	58,579
PFF Bancorp Inc.	4,872	136,075
Phoenix Co. Inc.	23,105	346,806
PICO Holdings Inc. (a)	3,147	136,139
Pinnacle Financial Partners Inc. (a)	3,033	89,049
Piper Jaffray Co. (a)	3,763	209,712
Platinum Underwriters Holdings Ltd.	12,041	418,425
PMA Capital Corp. (a)	6,557	70,094
Portfolio Recovery Associates Inc. (a)	3,281	196,926
Post Properties Inc.	8,837	460,673
Potlatch Corp.	7,891	339,708
Preferred Bank	1,918	76,720
Presidential Life Corp.	4,502	88,509
Primus Guaranty Ltd. (a)	8,788	94,207
PrivateBancorp Inc.	3,769	108,547
ProAssurance Corp. (a)	6,807	378,946
Prospect Capital Corp.	4,233	73,951
Prosperity Bancshares Inc.	7,289	238,788
Provident Bankshares Corp.	6,593	216,119
Provident Financial Services Inc.	13,261	208,993
Provident New York Bancorp	8,711	117,686
PS Business Parks Inc.	3,170	200,883
PXRE Group Ltd. (a)	11,982	55,596
QC Holdings Inc.	1,561	23,415
Quadra Realty Trust Inc. (a)	3,169	39,644
RAIT Investment Trust	12,857	334,539
RAM Holdings Ltd. (a)	3,629	57,157
Ramco-Gershenson Properties Trust	3,737	134,270
Realty Income Corp.	20,360	512,868
Redwood Trust Inc.	4,166	201,551
Renasant Corp.	3,738	85,002
Republic Bancorp Inc. (Kentucky)	2,036	33,777
Republic Property Trust	5,732	70,217
Resource America Inc.	2,649	54,596
RLI Corp.	4,347	243,215
Rockville Financial Inc.	1,779	26,863
Roma Financial Corp.	2,179	36,106
Royal Bancshares of Pennsylvania Inc.	1,174	23,140
S&T Bancorp Inc.	5,162	169,830
Safety Insurance Group Inc.	3,254	134,716
Sanders Morris Harris Group Inc.	3,434	39,972
Sandy Spring Bancorp Inc.	3,286	103,312
Santander BanCorp	864	12,839
Saul Centers Inc.	2,145	97,276
SCBT Financial Corp.	1,940	70,616
Scottish Re Group Ltd. (a)	13,571	66,362
Seabright Insurance Holdings (a)	4,232	73,975
Seacoast Banking Corp. of Florida	2,970	64,598
Security Bank Corp. (Georgia)	3,403	68,400
Security Capital Assurance Ltd.	4,809	148,454
Selective Insurance Group Inc.	11,079	297,804
Senior Housing Properties Trust	16,795	341,778
Sierra Bancorp	1,626	45,853
Signature Bank (a)	5,989	204,225
Simmons First National Corp.	2,940	81,115
South Financial Group Inc.	14,886	337,019
Southside Bancshares Inc.	2,306	50,086
Southwest Bancorp Inc.	2,869	68,971
Sovran Self Storage Inc.	4,190	201,790
Spirit Finance Corp.	23,185	337,574
State Auto Financial Corp.	2,930	89,805
Sterling Bancorp NY	3,935	63,078

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Sterling Bancshares Inc. TX	15,000	$169,650
Sterling Financial Corp. PA	5,546	58,344
Sterling Financial Corp. WA	10,189	294,870
Stewart Information Services Corp.	3,497	139,286
Stifel Financial Corp. (a)	2,982	175,610
Strategic Hotels & Resorts Inc.	14,844	333,842
Suffolk Bancorp	2,063	65,851
Sun Bancorp Inc. (New Jersey) (a)	2,950	49,767
Sun Communities Inc.	3,520	104,790
Sunstone Hotel Investors Inc.	12,575	357,004
Superior Bancorp (a)	6,901	70,597
Susquehanna Bancshares Inc.	10,424	233,185
SVB Financial Group (a)	6,958	369,539
SWS Group Inc.	4,446	96,123
SY Bancorp Inc.	2,554	60,683
Tanger Factory Outlet Centers Inc.	6,434	240,953
Tarragon Corp. (a)	3,146	26,615
Taylor Capital Group Inc.	1,095	30,145
Technology Investment Capital Corp.	4,016	63,413
Texas Capital Bancshares Inc. (a)	4,531	101,268
The Bancorp Inc. (a)	2,212	49,460
The BISYS Group Inc. (a)	24,394	288,581
TheStreet.com Inc.	4,088	44,477
Thomas Weisel Partners Group Inc. (a)	4,166	69,364
TierOne Corp.	3,537	106,464
TNS Inc. (a)	5,069	73,044
Tompkins Trustco Inc.	1,328	49,667
Tower Group Inc.	4,096	130,662
TradeStation Group Inc. (a)	6,016	70,086
Triad Guaranty Inc. (a)	2,232	89,124
Trico Bancshares	2,841	63,525
Trustco Bank Corp. NY	15,492	153,061
Trustmark Corp.	9,905	256,143
U-Store-It Trust	9,610	157,508
U.S. Global Investors Inc. Class A	2,362	53,547
UCBH Holdings Inc.	20,145	368,049
UMB Financial Corp.	6,281	231,580
Umpqua Holdings Corp.	12,437	292,394
Union Bankshares Corp.	2,550	59,160
United America Indemnity Ltd. Class A (a)	4,896	121,764
United Bankshares Inc.	7,424	236,083
United Community Banks Inc.	7,409	191,819
United Community Financial Corp.	5,421	54,102
United Fire & Casualty Co.	4,430	156,733
United Security Bancshares	1,631	33,240
Universal American Financial Corp. (a)	8,079	171,921
Universal Health Realty Income Trust	2,529	84,216
Univest Corp. of Pennsylvania	2,807	63,214
Urstadt Biddle Properties Inc.	4,525	76,970
USB Holding Co. Inc.	2,361	45,001
ViewPoint Financial Group	2,260	38,895
Virginia Commerce Bancorp (a)	3,572	60,403
W Holding Co. Inc.	22,882	60,408
W.P. Stewart & Co. Ltd.	4,208	45,825
Waddell & Reed Financial Inc.	16,846	438,164
Washington Real Estate Investment Trust	9,135	310,590
Washington Trust Bancorp Inc.	2,356	59,395
Wauwatosa Holdings Inc. (a)	2,246	37,149
WesBanco Inc.	4,478	132,101
West Coast Bancorp (Oregon)	3,082	93,662
Westamerica Bancorporation	6,197	274,155
Western Alliance Bancorp (a)	3,350	99,998
Westfield Financial Inc.	2,255	22,482
Williams Scotsman International Inc. (a)	6,059	144,265
Wilshire Bancorp Inc.	3,218	39,195
Winston Hotels Inc.	5,265	78,975
Winthrop Realty Trust	9,254	63,945
Wintrust Financial Corp.	4,895	214,646
World Acceptance Corp. (a)	3,507	149,854
Wright Express Corp. (a)	8,206	281,220
WSFS Financial Corp.	1,250	81,788
Yardville National Bancorp	2,149	73,388
Zenith National Insurance Corp.	7,436	350,161

		65,032,312

Health Care (11.13%)
Abaxis Inc. (a)	4,211	87,841
Abiomed Inc. (a)	5,802	62,546
Acadia Pharmaceuticals Inc. (a)	6,248	85,410
Accuray Inc. (a)	3,314	73,505
Acorda Therapeutics Inc. (a)	4,270	72,846
Adams Respiratory Therapeutics Inc. (a)	7,165	282,229
Advanced Magnetics Inc. (a)	2,905	168,955
Affymax Inc. (a)	919	24,776
Affymetrix Inc. (a)	13,861	345,000
Air Methods Corp. (a)	2,147	78,730
Akorn Inc. (a)	11,202	78,302
Albany Molecular Research Inc. (a)	5,087	75,542
Alexion Pharmaceuticals Inc. (a)	7,362	331,732
Alexza Pharmaceuticals Inc. (a)	4,112	34,006
Align Technology Inc. (a)	11,801	285,112
Alkermes Inc. (a)	19,816	289,314
Alliance Imaging Inc. (a)	5,240	49,204
Allos Therapeutics Inc. (a)	8,302	36,695
Allscripts Healthcare Solution Inc. (a)	11,196	285,274
Alnylam Pharmaceuticals Inc. (a)	6,507	98,841
Alpharma Inc.	8,830	229,668
Altus Pharmaceuticals Inc. (a)	4,257	49,126
Amedisys Inc. (a)	5,237	190,260
American Dental Partners Inc. (a)	2,527	65,626

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
American Medical Systems Holdings Inc. (a)	14,367	$259,181
American Oriental Bioengineering Inc. (a)	9,614	85,565
AMERIGROUP Corp. (a)	10,595	252,161
Amsurg Corp. (a)	6,140	148,220
Analogic Corp.	2,840	208,768
Angiodynamics Inc. (a)	4,177	75,228
Animal Health International Inc. (a)	2,401	34,790
Applera Corp. - Celera Group (a)	15,856	196,614
Apria Healthcare Group Inc. (a)	8,804	253,291
Arena Pharmaceuticals Inc. (a)	12,311	135,298
Ariad Pharmaceuticals Inc. (a)	13,811	75,822
ArQule Inc. (a)	6,529	46,029
Array Biopharma Inc. (a)	9,688	113,059
Arrow International Inc.	5,055	193,505
Arthrocare Corp. (a)	5,553	243,832
Aspect Medical Systems Inc. (a)	3,206	47,962
Assisted Living Concepts Inc. (a)	12,036	128,183
Auxilium Pharmaceuticals Inc. (a)	5,730	91,336
Beijing Med-Pharm Corp. (a)	5,360	57,191
Bentley Pharmaceuticals Inc. (a)	3,806	46,205
Bio-Rad Laboratories Inc. (a)	3,741	282,707
Bio-Reference Labs Inc. (a)	2,379	65,066
Biodel Inc. (a)	979	19,384
Bioenvision Inc. (a)	10,933	63,193
BioMarin Pharmaceutical Inc. (a)	19,329	346,762
BioMimetic Therapeutics Inc. (a)	2,159	33,745
Bionovo Inc. (a)	9,600	37,056
Biosite Inc. (a)	3,614	334,259
Bradley Pharmaceuticals Inc. (a)	2,570	55,795
Bruker BioSciences Corp. (a)	12,967	116,833
Cadence Pharmaceuticals Inc. (a)	3,258	39,520
Cambrex Corp.	5,339	70,849
Cantel Medical Corp. (a)	2,274	38,681
Capital Senior Living Corp. (a)	4,614	43,464
Caraco Pharmaceutical Laboratories Inc. (a)	2,208	33,517
Cell Genesys Inc. (a)	14,530	48,675
Centene Corp. (a)	8,926	191,195
Cepheid Inc. (a)	11,152	162,819
Computer Programs & Systems Inc.	1,713	53,069
Conceptus Inc. (a)	5,930	114,864
Conmed Corp. (a)	5,715	167,335
Corvel Corp. (a)	1,585	41,432
CryoLife Inc. (a)	4,495	58,480
Cubist Pharmaceuticals Inc. (a)	11,282	222,368
Cutera Inc. (a)	2,730	68,032
CV Therapeutics Inc. (a)	11,934	157,648
Cyberonics Inc. (a)	4,573	76,918
Cynosure Inc. Class A (a)	1,537	55,993
Cypress Bioscience Inc. (a)	6,588	87,357
Cytokinetics Inc. (a)	6,695	37,827
CytRx Corp. (a)	17,577	54,840
Datascope Inc.	2,695	103,165
Dendreon Corp. (a)	16,522	116,976
Digene Corp. (a)	4,311	258,876
Discovery Laboratories Inc. (a)	16,986	48,070
DJO Inc. (a)	4,880	201,398
Durect Corp. (a)	13,012	50,096
Eclipsys Corp. (a)	9,247	183,091
Emergency Medical Services Corp. (a)	1,845	72,195
Emergent Biosolutions Inc. (a)	1,087	11,196
Emeritus Corp. (a)	1,221	37,827
Encysive Pharmaceuticals Inc. (a)	12,926	23,008
Enzo Biochem Inc. (a)	6,053	90,492
Enzon Pharmaceuticals Inc. (a)	8,885	69,747
eResearch Technology Inc. (a)	7,905	75,177
ev3 Inc. (a)	3,847	64,937
Exelixis Inc. (a)	19,468	235,563
Foxhollow Technologies Inc. (a)	4,085	86,765
Genesis HealthCare Corp. (a)	4,001	273,748
Genomic Health Inc. (a)	2,995	56,306
Gentiva Health Services Inc. (a)	5,589	112,115
GenVec Inc. (a)	13,010	30,573
Geron Corp. (a)	14,658	103,192
Greatbatch Inc. (a)	4,532	146,837
GTx Inc. (a)	3,527	57,102
Haemonetics Corp. (a)	5,392	283,673
Halozyme Therapeutics Inc. (a)	13,012	120,101
Hansen Medical Inc. (a)	1,937	36,590
Healthcare Services Group Inc.	5,726	168,917
HealthExtras Inc. (a)	6,211	183,721
Healthsouth Corp. (a)	15,878	287,551
Healthspring Inc. (a)	9,675	184,405
Healthways Inc. (a)	7,046	333,769
HMS Holdings Corp. (a)	4,256	81,460
Hologic Inc. (a)	10,909	603,377
Human Genome Sciences Inc. (a)	27,137	242,062
Hythiam Inc. (a)	6,567	56,805
I-Flow Corp. (a)	4,135	69,220
ICU Medical Inc. (a)	2,610	112,073
Idenix Pharmaceuticals Inc. (a)	4,495	26,521
Illumina Inc. (a)	10,848	440,320
Immucor Inc. (a)	13,939	389,874
Immunomedics Inc. (a)	11,464	47,576
Incyte Corp. (a)	17,709	106,254
Indevus Pharmaceuticals Inc. (a)	12,234	82,335
Insulet Corp. (a)	1,546	21,953
Integra LifeSciences Holdings Corp. (a)	3,644	180,086
InterMune Inc. (a)	5,469	141,866
Invacare Corp.	5,658	103,711
Inverness Medical Innovations Inc. (a)	9,377	478,415
Isis Pharmaceuticals Inc. (a)	16,635	161,027
Javelin Pharmaceuticals Inc. (a)	8,455	52,336

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Kendle International Inc. (a)	2,562	$94,205
Kensey Nash Corp. (a)	2,559	68,607
Keryx Biopharmaceuticals Inc. (a)	8,289	80,984
Kindred Healthcare Inc. (a)	6,088	187,023
Kosan Biosciences Inc. (a)	8,410	43,900
KV Pharmaceutical Co.	7,105	193,540
Kyphon Inc. (a)	9,115	438,887
Landauer Inc.	1,893	93,230
LCA-Vision Inc.	4,045	191,167
LHC Group Inc. (a)	2,953	77,369
Lifecell Corp. (a)	6,650	203,091
Ligand Pharmaceuticals Inc. Class B	18,029	124,040
Luminex Corp. (a)	6,896	84,890
Magellan Health Services Inc. (a)	7,855	365,022
MannKind Corp. (a)	8,361	103,091
Martek Biosciences Corp. (a)	6,568	170,571
Matria Healthcare Inc. (a)	4,293	129,992
Maxygen Inc. (a)	4,923	42,190
Medarex Inc. (a)	24,997	357,207
Medcath Corp. (a)	2,012	63,982
Medical Action Industries Inc. (a)	2,777	50,153
Medicines Co. (a)	10,112	178,173
Medicis Pharmaceutical Corp.	11,406	348,339
Medivation Inc. (a)	4,307	87,992
Mentor Corp.	8,093	329,223
Meridian Bioscience Inc.	8,019	173,692
Merit Medical Systems Inc. (a)	5,181	61,965
Metabolix Inc. (a)	2,938	73,538
MGI Pharma Inc. (a)	15,691	351,008
Micrus Endovascular Corp. (a)	3,018	74,243
Minrad International Inc. (a)	9,569	56,744
Molecular Insight Pharmaceuticals Inc. (a)	1,397	13,188
Molina Healthcare Inc. (a)	2,671	81,519
Momenta Pharmaceuticals Inc. (a)	4,304	43,384
Myriad Genetics Inc. (a)	8,690	323,181
Nabi Biopharmaceuticals (a)	13,137	60,430
Nastech Pharmaceutical Co. Inc. (a)	5,119	55,848
National Healthcare Corp.	1,394	71,930
Natus Medical Inc. (a)	4,092	65,145
Nektar Therapeutics (a)	18,487	175,442
Neurocrine Biosciences Inc. (a)	7,498	84,203
Neurogen Corp. (a)	6,370	42,297
Nighthawk Radiology Holdings Inc. (a)	4,226	76,279
Northstar Neuroscience Inc. (a)	4,048	47,078
Novacea Inc. (a)	1,322	12,493
Noven Pharmaceuticals Inc. (a)	4,937	115,773
NuVasive Inc. (a)	7,263	196,174
NxStage Medical Inc. (a)	4,142	53,556
Obagi Medical Products Inc. (a)	1,240	21,973
Odyssey HealthCare Inc. (a)	6,700	79,462
Omnicell Inc. (a)	6,867	142,696
Omrix Biopharmaceuticals Inc. (a)	2,773	87,239
Onyx Pharmaceuticals Inc. (a)	9,661	259,881
Option Care Inc.	6,459	99,469
OraSure Technologies Inc. (a)	9,139	74,757
Orexigen Therapeutics Inc. (a)	1,443	21,674
Orthofix International NV (a)	3,318	149,210
OSI Pharmaceuticals Inc. (a)	11,717	424,273
Osiris Therapeutics Inc. (a)	2,518	34,018
Owens & Minor Inc.	8,074	282,106
Pain Therapeutics Inc. (a)	6,766	58,932
Palomar Medical Technologies Inc. (a)	3,734	129,607
Par Pharmaceutical Cos Inc. (a)	7,136	201,449
Parexel International Corp. (a)	5,645	237,429
Penwest Pharmaceutical Co. (a)	4,460	55,616
Perrigo Co.	15,374	301,023
Pharmanet Development Group Inc. (a)	3,765	120,028
Pharmion Corp. (a)	5,367	155,375
Phase Forward Inc. (a)	8,281	139,369
PolyMedica Corp.	4,615	188,523
Poniard Pharmaceuticals Inc. (a)	4,571	31,083
Pozen Inc. (a)	4,838	87,423
PRA International (a)	4,019	101,681
Progenics Pharmaceuticals Inc. (a)	4,780	103,105
Protalix BioTherapeutics Inc. (a)	6,447	174,005
PSS World Medical Inc. (a)	13,493	245,842
Psychiatric Solutions Inc. (a)	10,828	392,623
Quality Systems Inc.	3,607	136,958
Quidel Corp. (a)	5,478	96,194
Radiation Therapy Services Inc. (a)	2,434	64,112
Regeneration Technologies Inc. (a)	5,918	66,577
Regeneron Pharmaceutical Inc. (a)	12,800	229,376
RehabCare Group Inc. (a)	3,263	46,465
Res-Care Inc. (a)	5,060	106,968
Rigel Pharmaceuticals Inc. (a)	6,185	55,108
Salix Pharmaceuticals Ltd. (a)	9,443	116,149
Santarus Inc. (a)	9,688	50,087
Savient Pharmaceuticals Inc. (a)	10,675	132,583
Sciele Pharma Inc. (a)	7,049	166,074
Seattle Genetics Inc. (a)	8,352	81,933
Sirona Dental Systems Inc. (a)	3,362	127,184
Sirtris Pharmaceuticals Inc. (a)	1,137	11,222
Skilled Healthcare Group Inc. Class A (a)	4,458	69,144
Somaxon Pharmaceuticals Inc. (a)	2,015	24,502
Sonic Innovations Inc. (a)	5,350	46,812
SonoSite Inc. (a)	3,456	108,622
Spectranetics Corp. (a)	6,628	76,355
Stereotaxis Inc. (a)	5,264	68,748
STERIS Corp.	13,136	401,962
Sun Healthcare Group Inc. (a)	8,556	123,976
Sunrise Senior Living Inc. (a)	9,022	360,790
SuperGen Inc. (a)	10,664	59,292
SurModics Inc. (a)	3,076	153,800
Symbion Inc. (a)	4,337	94,156
Symmetry Medical Inc. (a)	7,158	114,600

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Synta Pharmaceuticals Corp. (a)	1,074	$8,914
Tanox Inc. (a)	5,027	97,574
Telik Inc. (a)	11,478	38,796
Tercica Inc. (a)	6,614	33,731
Thoratec Corp. (a)	10,559	194,180
TomoTherapy Inc. (a)	2,345	51,402
Trubion Pharmaceuticals Inc. (a)	1,704	35,580
United Therapeutics Corp. (a)	4,214	268,685
Valeant Pharmaceuticals International	19,081	318,462
Vanda Pharmaceuticals Inc. (a)	5,380	108,999
Ventana Medical Systems Inc. (a)	6,029	465,861
ViroPharma Inc. (a)	13,948	192,482
Visicu Inc. (a)	2,904	26,572
Vital Images Inc. (a)	3,458	93,919
Vital Signs Inc.	2,179	121,043
VIVUS Inc. (a)	11,589	60,610
Volcano Corp. (a)	4,781	96,624
West Pharmaceutical Services Inc.	6,569	309,728
Wright Medical Group Inc. (a)	7,211	173,929
Xenoport Inc. (a)	4,355	193,449
XOMA Ltd. (a)	26,359	80,131
Zoll Medical Corp. (a)	4,104	91,560
ZymoGenetics Inc. (a)	7,664	111,971

		33,936,713

Materials & Processes (8.92%)
A. Schulman Inc.	5,505	133,937
Aaon Inc.	1,773	56,470
Acuity Brands Inc.	8,772	528,776
Aecom Technology Corp. (a)	8,042	199,522
AEP Industries Inc. (a)	1,269	57,118
Affordable Residential Communities (a)	9,918	117,231
Alico Inc.	700	42,693
AM Castle & Co.	2,147	77,099
AMCOL International Corp.	5,265	143,787
American Vanguard Corp.	3,937	56,378
Ameron International Corp.	1,838	165,769
Ampco-Pittsburgh Corp.	1,373	55,044
AMREP Corp.	461	21,921
Apex Silver Mines Ltd. (a)	11,858	239,294
Apogee Enterprises Inc.	5,880	163,582
AptarGroup Inc.	13,958	496,346
Arch Chemicals Inc.	4,915	172,713
Balchem Corp.	3,618	65,739
Barnes Group Inc.	9,305	294,782
Beacon Roofing Supply Inc. (a)	8,887	150,990
Bluegreen Corp. (a)	3,876	45,310
BlueLinx Holdings Inc.	2,332	24,463
Bowater Inc.	11,270	281,187
Brookfield Homes Corp.	2,200	63,998
Brush Engineered Materials Inc. (a)	4,124	173,167
Buckeye Technologies Inc. (a)	7,652	118,376
Builders Firstsource Inc. (a)	2,655	42,639
Building Materials Holding Corp.	5,984	84,913
Cabot Microelectronics Corp. (a)	4,811	170,742
Cadiz Inc. (a)	2,435	54,714
Cal Dive International Inc. (a)	4,479	74,486
Calgon Carbon Corp. (a)	8,066	93,566
Century Aluminum Co. (a)	4,700	256,761
Ceradyne Inc. (a)	5,495	406,410
CF Industries Holdings Inc.	11,197	670,588
Chesapeake Corp.	4,435	55,748
CIRCOR International Inc.	3,332	134,713
Clarcor Inc.	10,292	385,230
Claymont Steel Holdings Inc. (a)	1,827	39,080
Clean Harbors Inc. (a)	3,456	170,796
Coeur d’Alene Mines Corp. (a)	55,160	198,024
Comfort Systems USA Inc.	8,227	116,659
Compass Minerals International Inc.	6,645	230,316
Deltic Timber Corp.	2,151	117,918
Drew Industries Inc. (a)	3,498	115,924
Dycom Industries Inc. (a)	8,205	245,986
Dynamic Materials Corp.	2,593	97,238
EMCOR Group Inc. (a)	6,440	469,476
Encore Wire Corp.	4,577	134,747
Energy Conversion Devices Inc. (a)	8,034	247,608
EnerSys (a)	4,296	78,617
ENGlobal Corp. (a)	3,470	42,161
Exide Technologies (a)	12,177	113,246
Ferro Corp.	8,623	214,971
Genlyte Group Inc. (a)	5,716	448,935
Georgia Gulf Corp.	6,751	122,261
Gibraltar Industries Inc.	5,149	114,050
Glatfelter	9,431	128,167
Goodman Global Inc. (a)	7,528	167,272
GrafTech International Ltd. (a)	19,975	336,379
Granite Construction Inc.	7,306	468,899
Graphic Packaging Corp. (a)	13,034	63,085
Great Lakes Dredge & Dock Co. (a)	1,467	13,937
Greif Inc.	6,733	401,354
Griffon Corp. (a)	6,174	134,470
Haynes International Inc. (a)	2,347	198,157
HB Fuller Co.	12,129	362,536
Hecla Mining Co. (a)	24,334	207,812
Hercules Inc. (a)	23,521	462,188
Hexcel Corp. (a)	19,003	400,393
Idaho General Mines Inc. (a)	9,905	62,798
Infrasource Services Inc. (a)	8,154	302,513
Innerworkings Inc. (a)	4,965	79,539
Innophos Holdings Inc.	4,230	60,489
Innospec Inc.	2,442	144,591
Insituform Technologies Inc. (a)	5,410	117,992
Insteel Industries Inc.	3,675	66,150
Integrated Electrical Services Inc. (a)	2,657	87,601
Interline Brands Inc. (a)	5,549	144,718

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
Kaiser Aluminum Corp. (a)	2,986	$217,620
Kaydon Corp.	5,748	299,586
Koppers Holdings Inc.	3,592	120,979
Kronos Worldwide Inc.	505	12,751
L.B. Foster Co. (a)	2,105	60,371
Ladish Co. Inc. (a)	2,978	128,054
Lamson & Sessions Co. (a)	2,845	75,592
Landec Corp. (a)	4,389	58,813
Layne Christensen Co. (a)	2,805	114,865
LSB Industries Inc. (a)	2,981	63,734
LSI Industries Inc.	3,668	65,657
Medis Technologies Ltd. (a)	4,644	68,220
Mercer International Inc.-SBI (a)	6,736	68,707
Metal Management Inc.	5,155	227,181
MGP Ingredients Inc.	1,677	28,341
Michael Baker Corp. (a)	1,426	52,976
Minerals Technologies Inc.	3,823	255,950
Mueller Industries Inc.	7,437	256,130
Mueller Water Products Inc.	23,227	396,253
Multi-Color Corp.	1,269	49,884
Myers Industries Inc.	5,713	126,314
NCI Building Systems Inc. (a)	4,056	200,082
Neenah Paper Inc.	2,989	123,326
NewMarket Corp.	3,106	150,237
NL Industries Inc.	1,462	14,649
Northwest Pipe Co. (a)	1,765	62,781
Nuco2 Inc. (a)	2,949	75,701
Olin Corp.	14,669	308,049
Olympic Steel Inc.	1,653	47,375
OM Group Inc. (a)	6,046	319,954
Perini Corp. (a)	5,370	330,416
PGT Inc. (a)	2,169	23,707
Pioneer Companies Inc. (a)	2,506	86,131
PolyOne Corp. (a)	18,449	132,648
Quanex Corp.	7,483	364,422
Raven Industries Inc.	3,363	120,093
RBC Bearings Inc. (a)	4,281	176,591
Resource Capital Corp.	4,351	60,827
Rock-Tenn Co. Class A	7,087	224,800
Rockwood Holdings Inc. (a)	7,112	259,944
Royal Gold Inc.	4,932	117,234
RTI International Metals Inc. (a)	4,675	352,355
Ryerson Inc.	5,256	197,888
SAIC Inc. (a)	19,742	356,738
Schnitzer Steel Industries Inc.	4,389	210,409
Schweitzer-Mauduit International Inc.	3,207	99,417
Senomyx Inc. (a)	6,106	82,431
Silgan Holdings Inc.	4,992	275,958
Simpson Manufacturing Co. Inc.	7,527	253,961
Spartech Corp.	6,477	171,964
Stepan Co.	1,373	41,574
Stillwater Mining Co. (a)	8,336	91,779
Stratus Properties Inc. (a)	945	32,603
Superior Essex Inc. (a)	4,175	155,936
Symyx Technologies Inc. (a)	6,713	77,267
Tejon Ranch Co. (a)	2,224	98,301
Terra Industries Inc. (a)	18,593	472,634
Texas Industries Inc.	5,510	432,039
The Andersons Inc.	3,171	143,741
Thomas Properties Group Inc.	4,704	75,170
Tredegar Corp.	6,334	134,914
Trex Co. Inc. (a)	2,368	46,484
TriMas Corp. (a)	2,706	32,688
Tronox Inc. Class B	8,545	120,057
U.S. Gold Corp. (a)	9,236	50,798
UAP Holding Corp.	10,525	317,223
Universal Forest Products Inc.	3,363	142,120
Universal Stainless & Alloy Products Inc. (a)	1,319	46,468
Uranium Resources Inc. (a)	10,501	115,826
US Concrete Inc. (a)	6,775	58,875
USEC Inc. (a)	17,634	387,595
Valhi Inc.	1,277	20,815
Valmont Industries Inc.	3,805	276,852
Washington Group International Inc. (a)	5,894	471,579
Watsco Inc.	4,660	253,504
Wausau Paper Corp.	9,041	121,149
Wheeling-Pittsburgh Corp. (a)	2,535	48,241
Worthington Industries Inc.	13,973	302,515
WR Grace & Co. (a)	14,063	344,403
Xerium Technologies Inc.	4,525	34,481
Zoltek Companies Inc. (a)	4,407	183,023

		27,183,975

Oil & Gas (4.51%)
Allis-Chalmers Energy Inc. (a)	5,069	116,536
Alon USA Energy Inc.	2,813	123,800
Alpha Natural Resources Inc. (a)	13,164	273,680
APCO Argentina Inc.	510	43,304
Arena Resources Inc. (a)	2,788	162,011
ATP Oil & Gas Corp. (a)	4,344	211,292
Atwood Oceanics Inc. (a)	5,500	377,410
Aventine Renewable Energy Holdings Inc. (a)	6,323	107,301
Basic Energy Services Inc. (a)	8,184	209,265
Berry Petroleum Co.	8,066	303,927
Bill Barrett Corp. (a)	6,288	231,587
Bois d’Arc Energy Inc. (a)	3,890	66,247
BPZ Energy Inc. (a)	9,459	52,781
Brigham Exploration Co. (a)	8,729	51,239
Bronco Drilling Co. Inc. (a)	5,159	84,659
Callon Petroleum Co. (a)	3,907	55,362
CARBO Ceramics Inc.	4,134	181,111
Carrizo Oil & Gas Inc. (a)	4,577	189,808
Clayton Williams Energy Inc. (a)	1,040	27,529

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
Clean Energy Fuels Corp. (a)	2,330	$29,265
Complete Production Services Inc. (a)	8,584	221,896
Comstock Resources Inc. (a)	9,147	274,136
Contango Oil & Gas Co. (a)	2,671	96,931
Dawson Geophysical Co. (a)	1,562	96,000
Delek US Holdings Inc.	2,407	64,147
Delta Petroleum Corp. (a)	13,330	267,666
Dril-Quip Inc. (a)	5,419	243,584
Edge Petroleum Corp. (a)	5,851	81,972
Encore Acquisition Co. (a)	10,885	302,603
Energy Partners Ltd. (a)	5,826	97,236
Evergreen Solar Inc. (a)	19,067	177,323
EXCO Resources Inc. (a)	12,536	218,628
Flotek Industries Inc. (a)	1,829	109,649
FuelCell Energy Inc. (a)	13,467	106,659
FX Energy Inc. (a)	7,315	66,932
GeoGlobal Resources Inc. (a)	6,013	30,606
Geokinetics Inc. (a)	1,367	42,418
Geomet Inc. (a)	3,972	30,425
GMX Resources Inc. (a)	2,364	81,794
Goodrich Petroleum Corp. (a)	3,239	112,167
Grey Wolf Inc. (a)	37,457	308,646
Gulf Island Fabrication Inc.	2,170	75,299
Hanover Compressor Co. (a)	18,712	446,281
Harvest Natural Resources Inc. (a)	7,698	91,683
Hercules Offshore Inc. (a)	5,335	172,747
Horizon Offshore Inc. (a)	6,551	125,779
Hornbeck Offshore Services Inc. (a)	4,667	180,893
Input/Output Inc. (a)	14,134	220,632
Lufkin Industries Inc.	3,132	202,171
Mariner Energy Inc. (a)	17,653	428,085
Markwest Hydrocarbon Inc.	1,314	75,463
Matrix Service Co. (a)	4,949	122,983
McMoRan Exploration Co. (a)	4,920	68,880
Meridian Resource Corp. (a)	17,737	53,566
NATCO Group Inc. (a)	3,545	163,212
Newpark Resources Inc. (a)	18,582	144,010
Nova Biosource Fuels Inc. (a)	7,484	19,084
Oil States International Inc. (a)	9,820	405,959
Oilsands Quest Inc. (a)	21,782	53,801
Pacific Ethanol Inc. (a)	7,206	95,119
Parallel Petroleum Corp. (a)	7,586	166,133
Parker Drilling Co. (a)	22,138	233,334
Penn Virginia Corp.	7,709	309,902
PetroHawk Energy Corp. (a)	34,293	543,887
Petroleum Development Corp. (a)	2,988	141,870
Petroquest Energy Inc. (a)	8,556	124,404
Pioneer Drilling Co. (a)	9,992	148,981
Rosetta Resources Inc. (a)	10,160	218,846
RPC Inc.	6,496	110,692
Stone Energy Corp. (a)	4,962	169,998
SulphCo Inc. (a)	9,586	34,605
Superior Offshore International Inc. (a)	2,031	36,964
Superior Well Services Inc. (a)	3,153	80,118
Swift Energy Co. (a)	6,110	261,264
T-3 Energy Services Inc. (a)	1,091	36,494
Tetra Tech Inc. (a)	11,772	253,687
Toreador Resources Corp. (a)	2,859	42,885
Trico Marine Services Inc. (a)	2,427	99,216
TXCO Resources Inc. (a)	6,873	70,654
Union Drilling Inc. (a)	2,799	45,960
Universal Compression Holdings Inc. (a)	6,140	444,966
VAALCO Energy Inc. (a)	11,183	54,014
Venoco Inc. (a)	2,588	48,318
Verenium Corp. (a)	5,480	27,784
W-H Energy Services Inc. (a)	6,189	383,161
Warren Resources Inc. (a)	10,798	126,121
Whiting Petroleum Corp. (a)	7,532	305,197
Willbros Group Inc. (a)	5,226	155,108

		13,749,742

Technology (13.24%)
3Com Corp. (a)	78,143	322,731
3D Systems Corp. (a)	3,128	77,793
Acacia Research - Acacia Technologies (a)	5,802	93,760
Acme Packet Inc. (a)	4,449	51,119
Actel Corp. (a)	5,194	72,249
Actuate Corp. (a)	12,076	81,996
Adaptec Inc. (a)	24,212	92,248
Adtran Inc.	11,962	310,653
Advanced Analogic Technologies Inc. (a)	7,946	77,076
Aeroflex Inc. (a)	15,352	217,538
Agile Software Corp. (a)	12,317	99,275
Agilysys Inc.	6,388	143,730
American Reprographics Co. (a)	6,204	191,021
American Science & Engineering Inc. (a)	1,828	103,922
AMIS Holdings Inc. (a)	13,390	167,643
Amkor Technology Inc. (a)	21,010	330,907
ANADIGICS Inc. (a)	11,960	164,928
Anaren Inc. (a)	3,472	61,142
Anixter International Inc. (a)	6,270	471,567
Ansoft Corp. (a)	3,359	99,057
Ansys Inc. (a)	15,695	415,917
Applied Micro Circuits Corp. (a)	58,895	147,237
Ariba Inc. (a)	15,744	156,023
Arrowhead Research Corp. (a)	6,754	33,973
Art Technology Group Inc. (a)	26,855	71,434
Aruba Networks Inc. (a)	1,621	32,582
AsiaInfo Holdings Inc. (a)	6,288	60,994
Aspen Technology Inc. (a)	17,736	248,304
Atheros Communications (a)	11,169	344,452

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Authorize.Net Holdings Inc. (a)	5,642	$100,935
Avanex Corp. (a)	29,405	52,929
Avid Technology Inc. (a)	8,385	296,410
Avocent Corp. (a)	10,215	296,337
BearingPoint Inc. (a)	40,843	298,562
Bel Fuse Inc.	2,350	79,970
Benchmark Electronics Inc. (a)	14,674	331,926
BigBand Networks Inc. (a)	2,509	32,893
Black Box Corp.	3,351	138,664
Blackbaud Inc.	8,900	196,512
Blackboard Inc. (a)	5,760	242,611
Blue Coat Systems Inc. (a)	2,601	128,802
Borland Software Corp. (a)	14,889	88,441
Bottomline Technologies Inc. (a)	4,405	54,402
CACI International Inc. (a)	6,257	305,654
Cavium Networks Inc. (a)	1,322	29,904
Cbeyond Inc. (a)	4,176	160,818
Checkpoint Systems Inc. (a)	7,982	201,545
Chordiant Software Inc. (a)	6,542	102,448
Ciber Inc. (a)	10,682	87,379
Cirrus Logic Inc. (a)	18,121	150,404
Cogent Communications Group Inc. (a)	10,070	300,791
Cogent Inc. (a)	8,911	130,903
Coherent Inc. (a)	6,529	199,200
Coleman Cable Inc. (a)	1,615	41,764
Commvault Systems Inc. (a)	7,223	124,741
COMSYS IT Partners Inc. (a)	3,725	84,967
Comtech Group Inc. (a)	4,040	66,700
Comtech Telecommunications Corp. (a)	4,655	216,085
Comverge Inc. (a)	1,093	33,894
Concur Technologies Inc. (a)	7,617	174,048
Conexant Systems Inc. (a)	100,366	138,505
Covansys Corp. (a)	5,616	190,551
CPI International Inc. (a)	1,529	30,320
Cray Inc. (a)	6,550	49,977
CSG Systems International Inc. (a)	8,756	232,122
Cubic Corp.	3,103	93,649
Daktronics Inc.	6,427	138,052
DealerTrack Holdings Inc. (a)	6,778	249,702
Digi International Inc. (a)	5,106	75,262
Digital River Inc. (a)	8,346	377,656
Diodes Inc. (a)	3,947	164,866
Ditech Networks Inc. (a)	6,645	54,423
DivX Inc. (a)	4,671	70,065
Double-Take Software Inc. (a)	1,687	27,684
DSP Group Inc. (a)	5,697	116,618
Eagle Test Systems Inc. (a)	2,534	40,696
Echelon Corp. (a)	6,071	94,890
eCollege.com Inc. (a)	3,810	84,772
EDO Corp.	3,549	116,656
Electronics for Imaging Inc. (a)	11,554	326,054
EMS Technologies Inc. (a)	2,905	64,084
Emulex Corp. (a)	17,312	378,094
Epicor Software Corp. (a)	11,728	174,395
EPIQ Systems Inc. (a)	4,420	71,427
Equinix Inc. (a)	6,388	584,310
eSpeed Inc. (a)	3,713	32,080
Exar Corp. (a)	7,285	97,619
Excel Technology Inc. (a)	2,637	73,678
Extreme Networks Inc. (a)	23,871	96,678
FalconStor Software Inc. (a)	6,632	69,968
Finisar Corp. (a)	54,020	204,196
Flir Systems Inc. (a)	13,426	620,952
Formfactor Inc. (a)	9,645	369,403
Foundry Networks Inc. (a)	29,467	490,920
Gartner Inc. (a)	14,025	344,875
Gateway Inc. (a)	59,134	94,023
Genesis Microchip Inc. (a)	7,324	68,553
GeoEye Inc. (a)	3,571	77,598
Gerber Scientific Inc. (a)	4,955	57,577
Guidance Software Inc. (a)	773	10,899
Harmonic Inc. (a)	16,117	142,958
Harris Stratex Networks Inc. Class A (a)	5,116	91,986
Hittite Microwave Corp. (a)	3,331	142,334
Hughes Communications Inc. (a)	1,329	69,347
Hutchinson Technology Inc. (a)	5,357	100,765
Hypercom Corp. (a)	10,454	61,783
i2 Technologies Inc. (a)	3,095	57,691
iGate Corp. (a)	4,500	36,090
IHS Inc. (a)	6,372	293,112
II-VI Inc. (a)	4,812	130,742
Imation Corp.	7,295	268,894
Imergent Inc.	2,475	60,539
Immersion Corp. (a)	5,267	78,900
Infocrossing Inc. (a)	4,575	84,500
Informatica Corp. (a)	17,702	261,459
Innovative Solutions & Support Inc. (a)	2,682	62,276
InPhonic Inc. (a)	4,797	22,354
Integral Systems Inc.	2,327	56,569
Inter-Tel Inc.	4,450	106,488
Interactive Intelligence Inc. (a)	2,630	54,178
Intermec Inc. (a)	12,278	310,756
Internet Capital Group Inc. (a)	7,754	96,150
InterVoice Inc. (a)	8,226	68,523
Interwoven Inc. (a)	8,725	122,499
Ionatron Inc. (a)	7,517	29,316
IPG Photonics Corp. (a)	2,031	40,518
iRobot Corp. (a)	3,102	61,575
Isilon Systems Inc. (a)	1,742	26,862
Ixia (a)	8,596	79,599
IXYS Corp. (a)	5,453	45,533
j2 Global Communications Inc. (a)	9,968	347,883
Jack Henry & Associates Inc.	15,865	408,524
JDA Software Group Inc. (a)	5,183	101,742
Kemet Corp. (a)	16,969	119,631
Keynote Systems Inc. (a)	3,178	52,119

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Komag Inc. (a)	5,563	$177,404
L-1 Identity Solutions Inc. (a)	11,984	245,073
Lattice Semiconductor Corp. (a)	23,074	131,983
Lawson Software Inc. (a)	26,313	260,236
Lionbridge Technologies Inc. (a)	12,075	71,122
LivePerson Inc. (a)	7,345	39,296
Loral Space & Communications Inc. (a)	2,325	114,576
Macrovision Corp. (a)	10,561	317,464
Magma Design Automation Inc. (a)	7,771	109,105
Manhattan Associates Inc. (a)	5,471	152,696
ManTech International Corp. (a)	3,812	117,524
Mentor Graphics Corp. (a)	16,774	220,914
Mercury Computer Systems Inc. (a)	4,775	58,255
Methode Electronics Inc.	7,655	119,801
Micrel Inc.	11,154	141,879
MICROS Systems Inc. (a)	8,192	445,645
Microsemi Corp. (a)	15,368	368,064
MicroStrategy Inc. (a)	1,940	183,311
Microtune Inc. (a)	10,783	56,395
MIPS Technologies Inc. (a)	8,453	74,302
Monolithic Power Systems Inc. (a)	4,758	83,027
MRV Communications Inc. (a)	25,245	82,046
MSC.Software Corp. (a)	8,787	118,976
MTS Systems Corp.	3,615	161,482
Multi-Fineline Electronix Inc. (a)	1,433	24,590
Ness Technologies Inc. (a)	6,821	88,741
Netgear Inc. (a)	7,050	255,562
Netlogic Microsystems Inc. (a)	3,463	110,262
Network Equipment Technologies Inc. (a)	5,396	51,478
Newport Corp. (a)	7,069	109,428
Nextwave Wireless Inc. (a)	5,557	46,401
Novatel Wireless Inc. (a)	6,071	157,967
Nuance Communications Inc. (a)	26,599	445,001
Omniture Inc. (a)	5,685	130,300
Omnivision Technologies Inc. (a)	11,029	199,735
ON Semiconductor Corp. (a)	48,909	524,304
On2 Technologies Inc. (a)	22,852	68,556
OpenTV Corp. Class A(a)	18,441	39,095
Openwave Systems Inc.	16,611	103,985
Oplink Communications Inc. (a)	4,561	68,415
Opsware Inc. (a)	17,456	166,007
Optium Corp. (a)	2,477	31,334
OSI Systems Inc. (a)	3,260	89,161
Packeteer Inc. (a)	7,597	59,333
Palm Inc. (a)	20,941	335,265
Parametric Technology Corp. (a)	23,193	501,201
Park Electrochemical Corp.	4,185	117,933
PDF Solutions Inc. (a)	4,950	58,559
Pegasystems Inc.	2,631	28,757
Pericom Semiconductor Corp. (a)	4,853	54,159
Perot Systems Corp. (a)	17,551	299,069
Plexus Corp. (a)	9,289	213,554
PLX Technology Inc. (a)	5,747	64,137
PMC-Sierra Inc. (a)	42,955	332,042
Polycom Inc. (a)	18,526	622,474
Progress Software Corp. (a)	8,211	261,028
QAD Inc.	2,688	22,310
Quantum Corp. (a)	41,194	130,585
Quest Software Inc. (a)	14,033	227,194
Rackable Systems Inc. (a)	5,777	71,404
Radiant Systems Inc. (a)	5,269	69,762
Radisys Corp. (a)	4,488	55,651
RealNetworks Inc. (a)	20,325	166,055
RF Micro Devices Inc. (a)	39,153	244,315
RightNow Technologies Inc. (a)	3,647	59,847
Rimage Corp. (a)	2,095	66,181
Rogers Corp. (a)	3,490	129,130
S1 Corp. (a)	11,074	88,481
Safeguard Scientifics Inc. (a)	24,211	68,033
Sapient Corp. (a)	16,440	127,081
SAVVIS Inc. (a)	5,563	275,424
Scansource Inc. (a)	5,252	168,011
SeaChange International Inc. (a)	5,917	45,916
Secure Computing Corp. (a)	9,933	75,391
Semtech Corp. (a)	14,588	252,810
SI International Inc. (a)	2,561	84,564
Sigma Designs Inc. (a)	4,635	120,927
Silicon Graphics Inc. (a)	1,405	37,289
Silicon Image Inc. (a)	17,024	146,066
Silicon Storage Technology Inc. (a)	19,095	71,224
Sirenza Microdevices Inc. (a)	7,853	93,215
SiRF Technology Holdings Inc. (a)	10,539	218,579
Skyworks Solutions Inc. (a)	31,826	233,921
Smart Modular Technologies Inc. (a)	10,040	138,150
Smith Micro Software Inc. (a)	5,988	90,179
Solera Holdings Inc. (a)	5,292	102,559
SonicWALL Inc. (a)	12,457	107,006
Sonus Networks Inc. (a)	50,981	434,358
Sourcefire Inc. (a)	1,313	18,369
SourceForge Inc. (a)	13,529	57,092
Spansion Inc. Class A (a)	18,004	199,844
SPSS Inc. (a)	3,717	164,068
SRA International Inc. (a)	8,350	210,921
Standard Microsystems Corp. (a)	4,526	155,423
Stanley Inc. (a)	1,581	27,857
STEC Inc. (a)	6,441	41,416
Stratasys Inc. (a)	2,083	97,859
Super Micro Computer Inc. (a)	1,872	18,739
Supertex Inc. (a)	2,250	70,515
Switch & Data Facilities Co. (a)	2,645	50,758
Sybase Inc. (a)	18,485	441,607
Sycamore Networks Inc. (a)	38,016	152,824
Sykes Enterprises Inc. (a)	6,492	123,283
Synaptics Inc. (a)	5,239	187,504
Synchronoss Technologies Inc. (a)	3,718	109,086

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Syniverse Holdings Inc. (a)	5,164	$66,409
SYNNEX Corp. (a)	3,272	67,436
Syntel Inc.	2,567	78,011
Taleo Corp. (a)	3,322	74,845
TechTarget (a)	1,515	19,468
Techwell Inc. (a)	2,992	39,195
Tekelec (a)	12,096	174,424
Terremark Worldwide Inc. (a)	10,152	65,480
Tessera Technologies Inc. (a)	9,692	393,011
TIBCO Software Inc. (a)	42,069	380,724
Transaction Systems Architects Inc. (a)	7,497	252,349
Trident Microsystems Inc. (a)	11,558	212,089
TriQuint Semiconductor Inc. (a)	27,854	140,941
TriZetto Group Inc. (a)	9,327	180,571
TTM Technologies Inc. (a)	8,434	109,642
Tyler Technologies Inc. (a)	7,939	98,523
Ultimate Software Group Inc. (a)	4,952	143,261
Unica Corp. (a)	1,956	32,274
Universal Display Corp. (a)	4,950	77,765
UTStarcom Inc. (a)	21,729	121,900
Varian Inc. (a)	6,210	340,494
VASCO Data Security International Inc. (a)	5,262	119,763
Veraz Networks Inc. (a)	1,763	11,495
ViaSat Inc. (a)	5,029	161,431
Vignette Corp. (a)	5,805	111,224
Visual Sciences Inc. (a)	4,077	63,071
Vocus Inc. (a)	2,642	66,341
Volterra Semiconductor Corp. (a)	4,480	63,616
Vonage Holdings Corp. (a)	12,878	40,051
Websense Inc. (a)	9,088	193,120
Wind River Systems Inc. (a)	15,279	168,069
Zoran Corp. (a)	10,131	203,025

		40,367,164

Telecommunications (1.29%)
Alaska Communications Systems Group Inc.	8,783	139,123
Atlantic Tele-Network Inc.	1,874	53,671
Centennial Communications Corp. (a)	4,340	41,187
Cincinnati Bell Inc. (a)	50,086	289,497
Consolidated Communications Holdings Inc.	4,067	91,914
CT Communications Inc.	3,973	121,216
Dobson Communications Corp. (a)	29,567	328,489
Eschelon Telecom Inc. (a)	2,143	63,433
FairPoint Communications Inc.	7,334	130,178
FiberTower Corp. (a)	21,517	93,169
General Communication Inc. Class A (a)	10,992	140,808
Global Crossing Ltd. (a)	4,835	91,285
Globalstar Inc. (a)	4,018	41,586
Golden Telecom Inc.	3,159	173,777
Hungarian Telephone & Cable Corp. (a)	665	13,307
iBasis Inc. (a)	6,638	66,712
ICO Global Communications Holdings Ltd. (a)	21,026	73,170
IDT Corp. Class B	10,343	106,740
Iowa Telecommunications Service Inc.	6,433	146,222
iPCS Inc. (a)	3,575	121,085
North Pittsburgh Systems Inc.	3,186	67,702
NTELOS Holdings Corp.	5,647	156,083
Orbcomm Inc. (a)	5,308	87,104
Premiere Global Services Inc. (a)	14,435	187,944
RCN Corp. (a)	6,202	116,536
Rural Cellular Corp. Class A (a)	2,486	108,912
Shenandoah Telecommunications Co.	1,600	81,328
SureWest Communications	2,902	79,050
Time Warner Telecom Inc. (a)	29,171	586,337
USA Mobility Inc. (a)	4,737	126,762

		3,924,327

Utilities & Energy (2.93%)
Allete Inc.	5,446	256,234
American States Water Co.	3,582	127,412
Aquila Inc. (a)	75,285	307,916
Atlas America Inc.	4,652	249,952
Avista Corp.	10,704	230,671
Black Hills Corp.	6,753	268,432
California Water Service Group	4,151	155,621
Cascade Natural Gas Corp.	2,786	73,578
Central Vermont Public Service Corp.	2,126	80,108
CH Energy Group Inc.	3,494	157,125
Cleco Corp.	12,287	301,031
Consolidated Water Co. Ltd.	2,963	86,846
Crosstex Energy Inc.	7,754	222,772
El Paso Electric Co. (a)	9,465	232,460
Empire District Electric Co.	6,516	145,763
EnergySouth Inc.	1,543	78,693
EnerNOC Inc. (a)	758	28,903
Evergreen Energy Inc. (a)	16,810	101,364
Headwaters Inc. (a)	7,915	136,692
Idacorp Inc.	9,197	294,672
International Coal Group Inc. (a)	25,291	151,240
ITC Holdings Corp.	8,976	364,695
Laclede Group Inc.	4,609	146,935
MGE Energy Inc.	4,589	149,923
New Jersey Resources Corp.	5,940	303,059
Nicor Inc.	6,739	289,238
Northwest Natural Gas Co.	5,683	262,498
NorthWestern Corp.	7,581	241,152
Ormat Technologies Inc.	2,825	106,446
Otter Tail Corp.	6,139	196,878
Piedmont Natural Gas Co. Inc.	15,746	388,139
Pike Electric Corp. (a)	3,597	80,501

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Utilities & Energy (Cont.)
PNM Resources Inc.	15,631	$434,385
Portland General Electric Co.	6,348	174,189
Rentech Inc. (a)	33,150	85,858
SEMCO Energy Inc. (a)	7,218	56,084
SJW Corp.	3,153	104,995
South Jersey Industries Inc.	6,253	221,231
Southwest Gas Corp.	7,714	260,810
Southwest Water Co.	5,019	64,093
UIL Holdings Corp.	5,132	169,869
Unisource Energy Corp.	7,428	244,307
US BioEnergy Corp. (a)	2,500	28,400
VeraSun Energy (a)	6,731	97,465
Westar Energy Inc.	18,280	443,838
WGL Holdings Inc.	10,457	341,316
		8,943,789

Total Common Stocks (cost $231,397,695)		292,199,672

Short-term Investments (4.22%)
U.S. Treasury Bills,
4.500%, 09/27/2007 (b)	$13,001,000	12,853,959

Total Short-term Investments (cost $12,856,018)		12,853,959

TOTAL INVESTMENTS (100.08%) (cost $244,253,713)		305,053,631
LIABILITIES, NET OF OTHER ASSETS (-0.08%)		(251,543)

NET ASSETS (100.00%)		$304,802,088

(a)	Non-income producing security.
(b)	At June 30, 2007, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (98.80%) (a)

Australia (6.10%)
ABC Learning Centres Ltd.	10,075	$58,952
AGL Energy Ltd.	12,931	166,159
Alinta Ltd.	15,187	195,872
Alumina Ltd.	31,914	211,360
Amcor Ltd.	25,724	162,895
AMP Ltd.	54,047	462,744
Ansell Ltd.	5,217	53,898
APN News & Media Ltd.	7,974	39,506
Aristocrat Leisure Ltd.	9,841	119,661
Asciano Group (b)	15,292	131,331
Australia & New Zealand Banking Group Ltd.	52,280	1,284,055
Australian Stock Exchange	4,863	200,264
AXA Asia Pacific Holdings	24,556	154,394
Babcock & Brown Ltd.	6,588	178,591
BHP Billiton Ltd.	99,443	2,971,421
Billabong International Ltd.	4,111	62,419
Bluescope Steel	21,227	185,781
Boral Ltd.	17,910	132,948
Brambles Ltd. (b)	44,118	454,829
Caltex Australian Ltd.	4,281	85,724
Centro Properties Group	22,727	163,428
CFS Retail Property Trust	42,893	77,925
Challenger Financial Service	13,847	68,218
Coca-Cola Amatil Ltd.	14,114	113,953
Cochlear Ltd.	1,423	73,476
Coles Group Ltd.	33,239	453,823
Commonwealth Bank of Australia	36,762	1,719,819
Commonwealth Property Office	35,774	50,750
Computershare Ltd.	14,478	138,145
CSL Ltd.	5,276	392,731
CSR Ltd.	27,982	82,356
DB RREEF Trust	71,145	118,110
Downer Edi Ltd.	7,006	43,660
Fairfax Media Ltd.	31,836	126,658
Fortescue Metals Group Ltd. (b)	3,382	96,616
Foster’s Group Ltd.	59,741	322,381
Futuris Corp. Ltd.	14,491	34,131
Goodman Fielder Ltd.	29,539	60,789
GPT Group	54,468	214,695
Harvey Norman Holdings Ltd.	13,901	62,178
Iluka Resources Ltd.	6,645	34,635
ING Industrial Fund	20,392	40,382
Insurance Australia Group Ltd.	49,809	240,256
Investa Property Group	40,599	100,231
James Hardie Industries Ltd.	14,248	105,143
Leighton Holdings Ltd.	3,950	137,682
Lend Lease Corp. Ltd.	10,206	160,206
Lion Nathan Ltd.	7,514	58,971
Macquarie Airports	20,130	68,789
Macquarie Bank Ltd.	7,217	518,361
Macquarie Communications Infrastructure Group	11,555	61,836
Macquarie Goodman Group	38,958	221,099
Macquarie Infrastructure Group	71,850	218,848
Macquarie Office Trust	54,067	76,460
Mirvac Group	28,118	135,626
Multiplex Group	20,140	83,842
National Australia Bank Ltd.	45,956	1,597,087
Newcrest Mining Ltd.	9,618	185,628
Onesteel Ltd.	18,539	100,845
Orica Ltd.	9,036	227,689
Origin Energy Ltd.	23,183	194,937
Pacific Brands Ltd.	15,740	45,963
Paladin Resources Ltd. (b)	15,743	109,392
Paperlinx Ltd.	12,720	40,037
Perpetual Trustees Australia	1,149	76,363
Publishing & Broadcasting	12,695	210,377
Qantas Airways Ltd.	25,282	119,952
QBE Insurance Group Ltd.	23,974	632,552
Rio Tinto Ltd.	8,044	671,010
Santos Ltd.	17,611	207,942
Sonic Healthcare Ltd.	6,818	86,899
Stockland	38,517	265,346
Suncorp-Metway Ltd.	26,062	445,118
Symbion Health Ltd.	18,392	63,565
Tabcorp Holding Ltd.	15,578	226,344
Tattersall’s Ltd.	30,108	119,745
Telstra Corp. Ltd.	84,473	328,652
Telstra Corp. Ltd. Installment Receipts	46,126	121,342
Toll Holdings Ltd.	15,292	187,391
Transurban Group	29,505	200,045
Wesfarmers Ltd.	10,678	413,453
Westfield Group Rights (b)	3,972	1,549
Westfield Group	45,688	770,904
Westpac Banking Corp.	52,210	1,133,725
Woodside Petroleum Ltd.	13,254	512,368
Woolworths Ltd.	33,741	771,078
WorleyParsons Ltd.	4,530	130,306
Zinifex Ltd.	14,229	225,652

		24,412,269

Austria (0.64%)
Andritz AG	1,140	75,077
BWIN Interactive Entertainment AG (b)	614	20,229
Erste Bank Der Oester Spark	5,376	419,009
Flughafen Wien AG	288	28,404
IMMOEAST Immobilien Anlagen AG (b)	11,849	167,210
Immofinanz Immobilien Anlagen AG (b)	12,797	186,365
Mayr-Melnhof Karton AG	179	40,600
Meinl European Land Ltd. (b)	8,545	244,925
Oest Elektrizatswirts AG Class A	2,180	111,475
OMV AG	4,698	313,381
Raiffeisen International Bank Holding AG	991	156,527

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Austria (Cont.)
RHI AG (b)	901	$49,180
Telekom Austria AG	10,442	260,034
VoestAlpine AG	3,151	264,874
Wiener Staedtische Allgemeine Versicherung AG	1,135	80,886
Wienerberger AG	1,992	146,472

		2,564,648

Belgium (1.24%)
Agfa Gevaert NV	3,663	94,488
Barco NV	307	28,498
Bekaert NV	405	59,397
Belgacom SA	4,835	213,989
Cofinimmo	189	35,990
Colruyt SA	497	103,738
Compagnie Maritime Belge SA	530	36,996
D’Ieteren NV	84	37,550
Delhaize Group	2,234	219,426
Dexia	14,903	465,511
Euronav SA	636	23,135
Fortis	35,183	1,491,185
Groupe Bruxelles Lambert SA	2,303	286,262
InBev NV	5,187	410,839
KBC GROEP NV	5,169	696,615
Mobistar SA	948	80,752
Omega Pharma SA	599	51,854
Solvay SA	1,760	277,048
UCB SA	3,212	189,973
Umicore	655	142,017

		4,945,263

Denmark (0.84%)
A P Moller-Maersk A/S	31	372,866
Bang & Olufsen Class B	395	47,232
Carlsberg A/S Class B	899	108,669
Coloplast Class B	708	57,360
Dampskibsselskabet Torm A/S	900	33,582
Danisco A/S	1,180	87,978
Danske Bank	12,964	530,126
DSV A/S	5,800	113,604
East Asiatic Co. Ltd. A/S	700	38,498
FLSmidth & Co. A/S (b)	1,512	118,398
GN Store Nord (b)	6,110	72,118
H. Lundbeck A/S	1,542	39,068
Jyske Bank A/S (b)	1,743	125,600
NKT Holding A/S	538	53,406
Novo Nordisk A/S	6,860	746,198
Novozymes A/S Class B	1,418	164,349
Sydbank A/S	1,850	88,460
Topdanmark A/S (b)	514	87,646
Trygvesta A/S	700	55,004
Vestas Wind Systems A/S (b)	5,315	348,782
William DeMant Holding (b)	774	76,659

		3,365,603

Finland (1.63%)
Amer Sports OYJ Class A	2,082	51,387
Cargotec Corp.	1,028	63,218
Elisa Corp. Class A	4,593	125,202
Fortum OYJ	12,443	388,811
Kesko OYJ	1,987	131,825
Kone Corp. OYJ Class B	2,056	129,235
Konecranes OYJ	1,622	67,783
Metso OYJ	3,638	214,102
Neste Oil OYJ	3,731	146,204
Nokia OYJ	116,674	3,276,811
Nokian Renkaat OYJ	3,035	106,327
OKO Bank	2,696	49,956
Orion OYJ Class B	2,451	61,339
Outokumpu OYJ	2,996	100,767
Rautaruukki OYJ	2,314	147,821
Sampo Insurance Co.	12,454	358,586
SanomaWSOY OYJ	1,789	56,531
Stora Enso OYJ R Shares	17,225	324,093
Tietoenator Corp. OYJ	2,312	74,285
UPM-Kymmene OYJ	14,893	366,519
Uponor OYJ	1,644	63,916
Wartsila OYJ Class B	1,724	113,368
YIT OYJ	3,407	106,924

		6,525,010

France (9.86%)
Accor SA	5,132	453,671
Aeroports de Paris (ADP)	984	114,191
Air France	3,523	163,923
Air Liquide SA	6,894	904,645
Alcatel-Lucent	65,933	922,245
Alstom (b)	2,960	493,586
Atos Origin (b)	1,969	123,060
AXA	44,711	1,921,925
BIC SA	856	63,041
BNP Paribas	23,861	2,834,286
Bouygues	6,304	528,181
Business Objects SA (b)	2,599	101,522
Cap Gemini	3,892	284,538
Carrefour SA	17,116	1,202,118
Casino Guichard Perrachon	1,199	121,238
CNP Assurances	1,273	162,662
Compagnie De Saint-Gobain	9,426	1,055,922
Credit Agricole SA	18,720	759,618
Dassault Systemes SA	1,552	97,846
Essilor International	2,805	334,091
European Aeronautic Defense	8,972	291,174
France Telecom SA	48,324	1,325,350

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Gaz de France	5,689	$286,981
Gecina SA	342	57,156
Groupe Danone	12,626	1,019,750
Hermes International SCA	1,859	210,151
Icade	931	71,713
Imerys SA	948	95,967
Klepierre	656	111,085
L’Oreal SA	7,086	837,567
Lafarge SA	4,261	776,577
Lagardere SCA	3,419	296,524
LVMH Moet Hennessy Louis Vuitton SA	6,940	798,547
M6 Metropole Television	1,858	60,396
Michelin Class B	4,088	571,272
Neopost SA	924	135,199
PagesJaunes SA	3,355	70,623
Pernod-Ricard	2,574	568,305
Peugeot SA	4,351	350,518
PPR SA	2,189	381,837
Publicis Groupe SA	3,766	166,420
Renault SA	5,263	844,125
Safran SA	4,878	124,745
Sanofi-Aventis	28,830	2,329,090
Schneider Electric SA	6,136	859,701
SCOR Regroupe	3,503	95,089
Societe des Autoroutes Paris	809	82,209
Societe Generale Class A	10,491	1,943,749
Societe Television Francaise 1	3,413	117,966
Sodexho Alliance	2,848	203,651
STMicroelectronics NV	19,301	371,970
Suez SA	29,046	1,660,508
Technip SA	2,907	240,270
Thales SA	2,430	148,490
Thomson SA	7,396	141,443
Total SA	61,071	4,951,511
Unibail	2,113	540,365
Valeo	2,176	116,754
Vallourec SA	1,356	433,547
Veolia Environnement	9,850	773,626
Vinci SA	11,346	846,829
Vivendi	32,959	1,417,816
Zodiac SA	1,102	84,664

		39,453,539

Germany (8.02%)
Adidas AG	5,800	366,585
Allianz SE Reg.	12,916	3,029,243
Altana AG	1,971	47,607
BASF AG	14,241	1,870,466
Bayer AG	20,591	1,559,098
Beiersdorf AG	2,512	179,172
Bilfinger Berger AG	1,074	95,463
Celesio AG	2,376	154,398
Commerzbank AG	17,666	848,326
Continental AG	3,712	524,038
DaimlerChrysler AG	26,324	2,435,278
Depfa Bank PLC	9,853	174,483
Deutsche Bank AG	14,723	2,142,943
Deutsche Boerse AG	5,782	655,067
Deutsche Lufthansa	6,549	183,727
Deutsche Post AG	21,994	714,642
Deutsche Postbank AG	2,343	206,195
Deutsche Telekom AG	80,926	1,495,914
Douglas Holding AG	835	54,417
E.On AG	17,668	2,966,594
Fresenius Medical Care	5,352	246,715
Heidelberger Druckmaschinen	1,592	77,226
Hochtief AG	1,190	129,730
Hypo Real Estate Holding	3,803	246,560
Infineon Technologies AG (b)	21,306	353,888
IVG Immobilien AG	2,488	96,971
Karstadtquelle AG (b)	1,592	53,904
Linde AG	3,345	403,716
MAN AG	3,211	462,122
Merck KGaA	1,830	252,233
Metro AG	4,590	381,105
MLP AG	1,705	32,717
Muenchener Rueckvers AG	6,253	1,150,881
Premiere AG (b)	2,377	56,292
Puma AG	334	148,960
QIAGEN NV (b)	4,066	73,050
Rheinmetall AG	969	90,219
RWE AG	12,617	1,346,592
Salzgitter AG	1,164	225,263
SAP AG	25,236	1,297,396
Siemens AG	24,191	3,481,166
Solarworld AG	2,428	112,085
Suedzucker AG	1,184	26,302
ThyssenKrupp AG	10,318	614,547
TUI AG (b)	6,201	171,854
Volkswagen AG	4,867	776,900
Wincor Nixdorf AG	938	86,560

		32,098,610

Greece (0.67%)
Alpha Bank AE	10,829	339,490
Bank of Piraeus	7,297	265,905
Coca-Cola Hellenic Bottling	2,970	136,671
Cosmote Mobile Telecommunication	3,670	113,223
EFG Eurobank Ergasias	8,078	263,174
Folli-Follie SA	400	16,191
Greek Org of Football Prognostics SA	6,370	225,072
Hellenic Exchanges SA	1,570	40,972
Hellenic Petroleum SA	3,019	48,560
Hellenic Technodomiki Tev SA	3,096	40,488
Hellenic Telecommunications Org.	9,479	293,792
Motor Oil (Hellas) Corinth Refineries SA	1,010	26,462

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Greece (Cont.)
National Bank of Greece	11,483	$653,834
Public Power Corp.	3,059	86,212
Titan Cement Co. SA	1,660	95,698
Viohalco, Hellenic Copper and Aluminum Industry SA	2,850	44,122

		2,689,866

Hong Kong (1.73%)
ASM Pacific Technology	6,000	43,463
Bank of East Asia Ltd.	42,005	236,226
Belle International Holdings Ltd. (b)	58,000	64,014
BOC Hong Kong Holdings Ltd.	105,000	249,993
Cathay Pacific Airways Ltd.	39,000	96,991
Cheung Kong Holdings Ltd.	43,000	563,454
Cheung Kong Infrastructure	12,000	44,277
CLP Holdings Ltd.	37,283	250,271
Esprit Holdings Ltd.	29,500	374,811
Foxconn International Holdings Ltd. (b)	61,000	174,769
Giordano International Ltd.	44,000	21,695
Hang Lung Properties Ltd.	65,000	224,440
Hang Seng Bank Ltd.	21,774	294,636
Henderson Land Development Co. Ltd.	25,000	170,423
Hong Kong & China Gas Co. Ltd.	104,187	219,548
Hong Kong Electric	40,000	201,773
Hong Kong Exchange & Clearing	30,000	423,510
Hopewell Holdings	16,000	65,298
Hutchison Telecommunications International Ltd.	38,000	48,944
Hutchison Whampoa Ltd.	61,210	607,635
Hysan Development Co.	17,000	45,280
Johnson Electric Holdings	44,716	24,833
Kerry Properties Ltd.	16,000	100,489
Kingboard Chemicals Holdings Co. Ltd.	16,000	73,639
Li & Fung Ltd.	63,000	226,765
Link REIT	60,000	132,806
Melco International Development Ltd.	21,000	31,222
MTR Corp.	40,000	94,774
New World Development Co. Ltd.	70,800	177,182
New World Development Co. Ltd. Rights (b)	389	—
Orient Overseas International Ltd.	6,600	64,527
PCCW Ltd.	106,000	65,254
Shangri-La Asia Ltd.	38,271	92,506
Shui On Land Ltd.	53,500	48,001
Shun Tak Holdings Ltd.	26,000	38,266
Sino Land Co. Ltd.	42,000	87,443
Sun Hung Kai Properties Ltd.	39,000	469,273
Swire Pacific Ltd. Class A	24,000	267,132
Techtronic Industries	33,500	44,730
Television Broadcasts Ltd.	8,000	56,290
Tencent Holdings Ltd.	25,000	100,499
Tingyi (Cayman Isln) Holding Corp.	48,000	55,844
Wharf Holdings Ltd.	35,114	140,242
Wing Hang Bank Ltd.	5,500	60,731
Yue Yuen Industrial Holdings	19,000	58,898

		6,932,797

Ireland (0.84%)
Allied Irish Bank PLC	25,032	683,795
Bank of Ireland	27,794	561,450
C&C Group PLC	9,445	127,146
CRH PLC	15,344	758,285
DCC PLC	2,156	72,747
Elan Corp. PLC (b)	13,286	289,189
Grafton Group PLC (b)	6,064	86,539
Greencore Group PLC	4,782	36,195
IAWS Group PLC	3,599	75,459
Independent News & Media PLC	16,318	82,711
Irish Life & Permanent PLC	7,589	191,585
Kerry Group PLC Class A	3,805	106,496
Kingspan Group PLC	3,636	101,983
Paddy Power PLC	1,406	43,831
Ryanair Holdings PLC (b)	18,704	125,562

		3,342,973

Italy (3.79%)
Alleanza Assicurazioni	12,056	157,593
Arnoldo Mondadori Editore	3,562	34,868
Assicurazione Generali Itl	29,865	1,197,426
Autogrill SpA	3,779	79,953
Autostrade SpA	8,046	267,214
Banca Monte Dei Paschi Siena SpA	32,096	217,073
Banca Popolare di Milano Scarl	11,828	180,397
Banca Popolare di Verona SpA	19,017	546,784
Bulgari SpA	4,232	67,874
Capitalia SpA	48,740	483,499
Enel SpA	122,358	1,315,226
ENI SpA	73,636	2,669,841
Fiat SpA	20,177	599,313
Finmeccanica SpA	8,476	260,414
Fondiaria-Sai SpA	2,180	105,394
Intesa Sanpaolo	218,887	1,631,959
Intesa Sanpaolo RNC	26,794	187,659
Italcementi SpA	2,020	62,366
Lottomatica SpA	1,528	60,624
Luxottica Group SpA	3,880	150,727
Mediaset SpA	22,348	230,852
Mediobanca SpA	13,878	315,236
Mediolanum SpA	7,055	58,725
Parmalat SpA	44,332	187,376
Pirelli & Co. SpA (b)	76,738	91,271
Seat Pagine Gaille	118,660	71,124

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Italy (Cont.)
Snam Rete Gas	26,949	$159,352
Telecom Italia RNC SpA	174,119	385,889
Telecom Italia SpA	308,185	843,746
Terna SpA	34,180	117,874
UniCredito Italiano SpA	221,765	1,980,710
Unione di Banche Italiane Scpa	17,199	437,158

		15,155,517

Japan (21.04%)
77 Bank Ltd.	10,000	64,900
ACCESS Co. Ltd. (b)	6	18,097
Acom Co. Ltd.	2,080	74,618
Aderans Co. Ltd.	900	18,951
Advantest Corp.	4,580	199,413
Aeon Co. Ltd.	18,200	337,824
Aeon Credit Service Co. Ltd.	2,400	38,081
Aeon Mall Co. Ltd.	1,500	46,120
Aiful Corp.	2,300	66,040
Aisin Seiki Co. Ltd.	5,500	201,795
Ajinomoto Co. Inc.	17,000	195,810
Alfresa Holdings Corp.	800	55,846
All Nippon Airways Co. Ltd.	19,000	72,285
Alps Electric Co. Ltd.	5,000	49,957
Amada Co. Ltd.	10,000	125,063
Aoyama Trading Co. Ltd.	1,600	49,218
Asahi Breweries Ltd.	11,100	172,142
Asahi Glass Co. Ltd.	27,000	364,053
Asahi Kasei Corp.	35,000	229,948
Asatsu DK Inc.	800	27,116
ASICS Corp.	4,000	49,423
Astellas Pharma Inc.	15,451	672,078
Autobacs Seven Co. Ltd.	600	18,721
Bank of Kyoto	7,000	83,854
Bank of Yokohama Ltd.	34,000	238,128
Benesse Corp.	1,900	55,045
Bridgestone Corp.	17,400	373,005
Canon Inc.	30,300	1,776,884
Canon Sales Co. Inc.	2,000	40,914
Casio Computer Co. Ltd.	6,200	96,670
Central Glass Co. Ltd.	6,000	33,529
Central Japan Railway Co.	44	464,224
Chiba Bank Ltd.	21,000	186,141
Chiyoda Corp.	4,000	76,219
Chubu Electric Power Co. Inc.	19,000	504,129
Chugai Pharmaceutical Co. Ltd.	8,000	143,750
Circle K Sunkus Co. Ltd.	1,100	19,197
Citizen Holdings Co. Ltd.	10,300	92,886
Coca-Cola West Japan Co. Ltd.	1,200	27,873
Comsys Holdings Corp.	3,000	34,746
Credit Saison Co. Ltd.	4,600	119,727
CSK Corp.	1,900	66,910
Dai Nippon Printing Co. Ltd.	18,000	268,618
Daicel Chemical Industries	8,000	52,065
Daido Steel Co. Ltd.	10,000	68,072
DAIFUKU Co. Ltd.	2,000	27,570
Daiichi Sanyko Co. Ltd.	19,713	523,037
Daikin Industries Ltd.	7,000	254,961
Dainippon Ink & Chemical Inc.	18,000	69,453
Dainippon Screen Manufacturing Co. Ltd.	7,000	52,827
Daito Trust Construction Co. Ltd.	2,600	123,806
Daiwa House Industry Co. Ltd.	15,000	214,395
Daiwa Securities Group Inc.	37,000	393,370
Denki Kagaku Kogyo KK	14,000	63,011
Denso Corp.	13,600	531,905
Dentsu Inc.	52	147,416
Dowa Mining Co. Ltd.	6,000	63,923
eAccess Ltd.	34	20,286
East Japan Railway Co.	97	747,405
Ebara Corp.	9,000	41,284
EDION Corp.	1,900	24,678
Eisai Co. Ltd.	7,200	314,404
Electric Power Development	4,680	185,974
Elpida Memory Inc. (b)	2,700	118,564
Familymart Co. Ltd.	1,900	50,075
Fanuc Ltd.	5,500	567,673
Fast Retailing	1,500	106,763
Fuji Electric Holdings Co. Ltd.	15,000	76,085
Fuji Soft Inc.	800	18,818
Fuji Television Network Inc.	15	30,185
FUJIFILM Holdings Corp.	13,900	621,267
Fujikura Ltd.	11,000	81,697
Fujitsu Ltd.	54,000	397,777
Fukuoka Financial Group Inc. (b)	17,000	112,390
Furukawa Electric Co. Ltd.	18,000	99,409
Glory Ltd.	1,600	35,019
Goodwill Group Inc. (b)	36	12,395
Gunma Bank Ltd.	11,000	73,946
Gunze Ltd.	5,000	29,201
Hakuhodo DY Holdings Inc.	760	50,181
Hankyu Department Stores	5,000	53,232
Hankyu Hanshin Holdings Inc.	34,000	179,538
HASEKO Corp. (b)	29,500	87,237
Hikari Tsushin Inc.	600	25,201
Hino Motors Ltd.	8,000	47,826
Hirose Electric Co. Ltd.	900	118,352
Hitachi Cable Ltd.	4,000	23,434
Hitachi Capital Corp.	1,400	21,342
Hitachi Chemical Co. Ltd.	3,100	70,105
Hitachi Construction Machine	3,000	104,238
Hitachi High-Technologies Corp.	2,000	51,886
Hitachi Ltd.	95,000	672,268
Hokkaido Electric Power	4,900	106,370
Hokuhoku Financial Group Inc.	36,000	116,378
Honda Motor Co. Ltd.	44,300	1,608,633
House Foods Corp.	2,200	33,767

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Hoya Corp.	11,700	$388,125
Ibiden Co. Ltd.	3,800	245,189
Idemitsu Kosan Co. Ltd.	600	67,144
INPEX Holdings Inc.	23	214,923
Isetan Co. Ltd.	5,000	82,148
Ishikawajima-Harima Heavy Industries Co. Ltd.	35,000	127,649
Ito En Ltd.	1,600	52,568
Itochu Corp.	43,000	497,915
Itochu Techno-Science Corp.	900	35,293
JAFCO Co. Ltd.	1,000	45,979
Japan Airlines Corp. (b)	23,000	43,266
Japan Petroleum Exploration Co.	700	49,426
Japan Prime Investment Corp.	16	62,404
Japan Real Estate Investment	11	129,275
Japan Retail Fund Investment	10	86,673
Japan Steel Works Ltd.	10,000	152,163
Japan Tobacco Inc.	127	626,014
JFE Holdings Inc.	15,800	982,067
JGC Corp.	6,000	112,431
Joyo Bank Ltd.	21,000	130,488
JS Group Corp.	7,500	152,055
JSR Corp.	5,000	120,650
JTEKT Corp.	5,100	92,109
Jupiter Telecommunications Co. Ltd. (b)	64	52,874
Kajima Corp.	25,000	104,489
Kamigumi Co. Ltd.	7,000	60,648
Kaneka Corp.	8,000	66,999
Kansai Electric Power Co.	21,700	513,205
Kansai Paint Co. Ltd.	5,000	43,706
Kao Corp.	15,000	388,371
Kawasaki Heavy Industries Ltd.	37,000	150,947
Kawasaki Kisen Kaisha Ltd.	15,000	182,936
KDDI Corp.	71	525,971
Keihin Electric Express Railway	12,000	79,223
Keio Corp.	15,000	99,873
Keisei Electric Co.	8,000	46,834
Keyence Corp.	1,068	233,317
Kikkoman Corp.	4,000	59,417
Kinden Corp.	4,000	34,730
Kintetsu Corp.	45,000	135,542
Kirin Brewery Co. Ltd.	22,000	329,085
KK DaVinci Advisors (b)	31	27,063
Kobe Steel Ltd.	78,000	295,834
Kokuyo Co. Ltd.	2,100	24,633
Komatsu Ltd.	26,000	753,561
Komori Corp.	2,000	46,875
Konami Corp.	2,600	59,713
Konica Minolta Holdings Inc.	14,000	206,340
Kose Corp.	880	24,912
Kubota Corp.	31,000	250,585
Kuraray Co. Ltd.	10,000	117,219
Kurita Water Industries Ltd.	3,000	94,188
Kyocera Corp.	4,600	488,689
Kyowa Hakko Kogyo Co. Ltd.	10,000	94,370
Kyushu Electric Power	11,000	288,303
Lawson Inc.	1,600	55,342
Leopalace21 Corp.	3,600	123,021
Mabuchi Motor Co. Ltd.	800	48,994
Makita Corp.	3,000	133,648
Marubeni Corp.	44,000	361,947
Marui Co. Ltd.	8,100	102,341
Matsui Securities Co. Ltd.	3,000	26,755
Matsumotokiyoshi Co. Ltd.	1,000	21,956
Matsushita Electric Industries	56,000	1,109,761
Matsushita Electric Works	11,114	142,100
Mediceo Paltac Holdings Co. Ltd.	4,900	75,042
Meiji Dairies Corp.	7,000	44,591
Meiji Seika Kaisha Ltd.	9,000	41,167
Meitec Corp.	1,000	28,647
Millea Holdings Inc.	22,800	937,360
Minebea Co. Ltd.	10,000	56,521
Mitsubishi Chemical Holdings Corp.	33,500	307,527
Mitsubishi Corp.	38,500	1,008,778
Mitsubishi Electric Corp.	55,000	509,491
Mitsubishi Estate Co. Ltd.	33,000	895,311
Mitsubishi Gas Chem Co.	11,000	100,417
Mitsubishi Heavy Industries Ltd.	92,000	589,216
Mitsubishi Logistics Corp.	3,000	49,384
Mitsubishi Materials Corp.	32,000	174,462
Mitsubishi Rayon Co. Ltd.	15,000	106,842
Mitsubishi UFJ Financial Group Inc.	229	2,523,738
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,140	51,205
Mitsubishi UFJ Securities Co. Ltd.	8,000	89,638
Mitsui & Co. Ltd.	44,000	878,108
Mitsui Chemicals Inc.	19,000	144,309
Mitsui Engineering & Shipbuilding	21,000	111,975
Mitsui Fudosan Co. Ltd.	24,000	672,680
Mitsui Mining & Smelting Co.	17,000	79,319
Mitsui OSK Lines Ltd.	31,000	420,327
Mitsui Sumitomo Insurance Co.	35,000	449,041
Mitsui Trust Holding Inc.	19,000	165,309
Mitsukoshi Ltd.	12,000	60,055
Mitsumi Electric Co. Ltd.	2,000	71,670
Mizuho Financial Group Inc.	271	1,872,213
Murata Manufacturing Co. Ltd.	6,100	458,967
Namco Bandai Holdings Inc.	6,000	94,777
NEC Corp.	58,000	298,590
NEC Electronics Corp. (b)	1,000	26,263
NGK Insulators Ltd.	8,000	196,473
NGK Spark Plug Co. Ltd.	5,000	86,851
NHK Spring Co. Ltd.	4,000	38,499
Nichirei Corp.	8,000	41,162
Nidec Corp.	3,000	176,007
Nikko Cordial Corp.	11,000	143,470
Nikon Corp.	8,000	222,794

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Nintendo Co. Ltd.	2,800	$1,021,562
Nippon Building Fund Inc.	13	180,337
Nippon Electric Glass Co. Ltd.	9,000	158,678
Nippon Express Co. Ltd.	22,000	125,061
Nippon Kayaku Co. Ltd.	3,000	23,760
Nippon Light Metal Co. Ltd.	15,000	39,139
Nippon Meat Packers Inc.	5,000	60,479
Nippon Mining Holdings Inc.	25,000	239,168
Nippon Oil Corp.	35,000	325,068
Nippon Paper Group Inc.	25	83,244
Nippon Sheet Glass Co. Ltd.	15,000	68,476
Nippon Shokubai Co. Ltd.	3,000	26,650
Nippon Steel Corp.	165,000	1,160,693
Nippon Telegraph & Telephone Corp.	150	663,798
Nippon Yusen Kabushiki Kaish	30,000	275,142
Nishi-Nippon City Bank Ltd.	19,000	69,526
Nishimatsu Construction Co.	7,000	24,716
Nissan Chemical Industries	5,000	58,831
Nissan Motor Co. Ltd.	64,100	686,248
Nisshin Seifun Group Inc.	4,500	44,511
Nisshin Steel Co. Ltd.	26,000	118,648
Nisshinbo Industries Inc.	5,000	69,838
Nissin Food Products Co. Ltd.	2,600	87,153
Nitori Co. Ltd.	900	44,930
Nitto Denko Corp.	4,700	236,896
NOK Corp.	3,100	65,430
Nomura Holdings Inc.	50,300	976,995
Nomura Real Estate Holdings Inc.	1,500	48,718
Nomura Real Estate Office Fund Inc.	7	75,464
Nomura Research Institute	3,000	88,245
NSK Ltd.	13,000	134,399
NTN Corp.	12,000	103,465
NTT Data Corp.	35	166,058
NTT DoCoMo Inc.	477	754,422
NTT Urban Development Corp.	35	67,772
Obayashi Corp.	18,000	98,058
OBIC Co. Ltd.	200	39,502
Odakyu Electric Railway Co.	18,000	110,997
Oji Paper Co. Ltd.	21,000	102,089
Oki Electric Industries Co. Ltd. (b)	16,000	29,696
OKUMA Corp.	4,000	63,193
Okumura Corp.	5,000	25,589
Olympus Corp.	7,000	273,101
Omron Corp.	6,500	170,619
Onward Kashiyama Co. Ltd.	4,000	51,057
Oracle Corp.	900	39,722
Oriental Land Co. Ltd.	1,400	73,106
Orix Corp.	2,580	680,055
Osaka Gas Co. Ltd.	57,000	211,798
OSG Corp.	2,000	27,554
OTSUKA Corp.	400	37,936
Park24 Co. Ltd.	2,400	24,094
Pioneer Corp.	4,400	59,842
Promise Co. Ltd.	2,500	77,134
QP Corp.	3,000	28,825
Rakuten Inc.	185	62,195
Resona Holdings Inc.	162	386,988
Ricoh Co. Ltd.	19,000	439,591
Rinnai Corp.	900	28,060
Rohm Co. Ltd.	3,100	275,111
Round One Corp.	12	21,787
Ryohin Keikaku Co. Ltd.	700	43,330
Sanken Electric Co. Ltd.	3,000	29,021
Sankyo Co. Ltd.	1,400	58,953
Santen Pharmaceutical Co. Ltd.	2,100	51,138
Sanwa Shutter Corp.	6,000	34,800
Sanyo Electric Co. Ltd. (b)	44,000	72,047
Sapporo Breweries	7,000	44,496
Sapporo Hokuyo Holdings Inc.	8	88,179
SBI E*Trade Securities Co. Ltd.	42	44,547
SBI Holdings Inc.	257	81,527
Secom Co. Ltd.	6,000	283,061
Sega Sammy Holdings Inc.	5,068	82,009
Seiko Epson Corp.	3,700	107,106
Seino Holdings Co. Ltd.	4,000	37,863
Sekisui Chemical	14,000	108,200
Sekisui House Ltd.	15,000	199,943
Seven & I Holdings Co. Ltd.	23,240	664,324
Sharp Corp.	29,000	549,767
Shimachu Co. Ltd.	1,500	40,333
Shimamura Co. Ltd.	600	64,100
Shimano Inc.	2,200	75,449
Shimizu Corp.	17,000	98,490
Shin-Etsu Chemical Co. Ltd.	11,700	835,352
Shinko Electric Industries Co. Ltd.	1,900	40,890
Shinko Securities Co. Ltd.	13,000	67,137
Shinsei Bank Ltd.	38,000	153,578
Shionogi & Co. Ltd.	9,000	146,701
Shiseido Co. Ltd.	10,000	213,464
Shizuoka Bank Ltd.	17,000	172,494
Showa Denko K.K.	31,000	112,110
Showa Shell Sekiyu K.K.	5,200	64,482
SMC Corp.	1,500	199,387
Softbank Corp.	21,100	454,694
Sojitz Corp.	27,600	123,362
Sompo Japan Insurance Inc.	24,000	293,537
Sony Corp.	28,400	1,457,823
Stanley Electric Co. Ltd.	4,400	95,501
SUMCO Corp.	3,300	165,347
Sumitomo Bakelite Co. Ltd.	5,000	35,007
Sumitomo Chemical Co. Ltd.	45,000	301,968
Sumitomo Corp.	30,000	546,946
Sumitomo Electric Industries	20,600	306,708
Sumitomo Heavy Industries	17,000	192,192
Sumitomo Metal Industries Ltd.	116,000	681,983
Sumitomo Metal Mining Co. Ltd.	15,000	325,181

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Sumitomo Mitsui Financial Group Inc.	187	$1,743,290
Sumitomo Osaka Cement Co. Ltd.	11,000	29,139
Sumitomo Realty & Development Co. Ltd.	11,000	358,231
Sumitomo Rubber Industries	4,900	58,483
Sumitomo Titanium Corp.	600	56,020
Sumitomo Trust & Banking	36,000	342,883
Suruga Bank Ltd.	6,000	75,615
Suzuken Co. Ltd.	2,040	63,724
T&D Holdings Inc.	5,700	384,943
Taiheiyo Cement Corp.	26,000	115,003
Taisei Corp.	28,000	94,649
Taisho Pharmaceutical Co. Ltd.	5,000	99,199
Taiyo Nippon Sanso Corp.	8,000	61,857
Taiyo Yuden Co. Ltd.	3,000	69,395
Takara Holdings Inc.	5,000	33,343
Takashimaya Co. Ltd.	8,000	101,074
Takeda Pharmaceutical Co. Ltd.	24,100	1,556,895
Takefuji Corp.	3,100	104,247
Tanabe Seiyaku Co. Ltd.	6,000	71,338
TDK Corp.	3,700	358,098
Teijin Ltd.	23,000	125,798
Terumo Corp.	4,700	181,596
The Daimaru Inc.	6,000	71,662
The Hachijuni Bank Ltd.	11,000	77,473
The Hiroshima Bank Ltd.	14,000	77,527
THK Co. Ltd.	3,500	87,651
TIS Inc.	1,000	22,967
Tobu Railway Co. Ltd.	24,000	108,488
Toda Corp.	6,000	31,900
Toho Co. Ltd.	3,800	68,812
Toho Titanium Co. Ltd.	900	36,482
Tohoku Electric Power	12,300	275,908
Tokai Rika Co Ltd.	1,700	46,457
Tokuyama Corp.	7,000	90,998
Tokyo Broadcasting System	1,000	30,601
Tokyo Electric Power Co.	34,700	1,116,192
Tokyo Electron Ltd.	4,900	360,491
Tokyo Gas Co. Ltd.	64,000	303,477
Tokyo Seimitsu Co. Ltd.	900	34,781
Tokyo Steel Mfg. Co. Ltd.	3,000	46,981
Tokyo Tatemono Co. Ltd.	8,000	99,597
Tokyu Corp.	31,000	207,188
Tokyu Land Corp.	12,000	127,597
TonenGeneral Sekiyu KK	9,000	87,782
Toppan Printing Co. Ltd.	16,000	171,931
Toray Industries Inc.	38,000	280,798
Toshiba Corp.	87,000	758,013
Tosoh Corp.	14,000	77,656
Toto Ltd.	9,000	77,911
Toyo Seikan Kaisha Ltd.	4,600	88,919
Toyo Suisan Kaisha Ltd.	3,000	54,111
Toyobo Co. Ltd.	17,000	48,647
Toyoda Gosei Co. Ltd.	2,000	56,392
Toyota Boshoku Corp.	1,900	48,020
Toyota Industries Corp.	5,500	255,547
Toyota Motor Corp.	76,800	4,843,499
Toyota Tsusho Corp.	6,000	138,781
Trend Micro Inc.	3,000	96,859
UBE Industries Ltd.	25,000	76,959
Uni-Charm Corp.	1,200	68,032
UNY Co. Ltd.	5,000	59,269
Ushio Inc.	3,000	66,549
USS Co. Ltd.	710	45,204
Wacoal Corp.	3,000	36,990
West Japan Railway Co.	48	223,499
Yahoo! Japan Corp.	432	146,460
Yakult Honsha Co. Ltd.	3,200	80,916
Yamada Denki Co. Ltd.	2,390	249,605
Yamaha Corp.	5,100	105,983
Yamaha Motor Co. Ltd.	5,500	159,584
Yamato Holdings Co. Ltd.	11,000	155,497
Yamazaki Baking Co. Ltd.	3,000	25,612
Yaskawa Electric Corp.	6,000	68,200
Yokogawa Electric Corp.	6,000	80,431
Zeon Corp.	5,000	53,151

		84,222,112

Netherlands (3.87%)
ABN AMRO Holdings NV	51,827	2,376,381
Aegon NV	41,512	817,037
Akzo Nobel NV	7,693	664,052
Arcelor Mittal	25,805	1,612,864
ASML Holding NV (b)	13,963	383,637
Buhrmann NV	4,101	62,886
Corio NV	1,172	91,799
Fugro NV	1,585	100,413
Hagemeyer NV	15,589	80,329
Heineken NV	6,931	406,306
ING Groep NV	53,160	2,339,766
Koninklijke Ahold NV (b)	44,812	562,070
Koninklijke DSM NV	4,280	210,790
Koninklijke KPN NV	55,386	918,895
Koninklijke Numico NV (b)	4,932	256,293
OCE NV	2,286	44,585
Philips Electronics NV	32,619	1,382,289
Randstad Holding NV (b)	1,345	106,455
Reed Elsevier NV	20,378	387,297
SBM Offshore NV	3,900	148,745
TNT NV	12,073	545,116
Unilever NV-CVA	48,606	1,508,425
Vedior NV-CVA	4,907	146,639
Wereldhave NV	663	92,357
Wolters Kluwer - CVA	8,109	247,284

		15,492,710

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

New Zealand (0.15%)
Auckland International Airport	31,922	$80,659
Contact Energy Ltd.	8,708	60,468
Fisher & Paykel Appliances Class H	6,917	18,550
Fisher & Paykel Healthcare Class C	13,842	35,945
Fletcher Building Ltd.	12,305	117,199
Kiwi Income Property Trust	13,307	16,929
Sky City Entertainment Group	11,467	44,911
Sky Network Television Ltd.	3,770	16,360
Telecom Corp. of New Zealand	62,027	217,566
Vector Ltd.	3,324	6,966

		615,553

Norway (1.04%)
Acergy SA	5,345	120,330
Aker Kvaerner ASA	4,060	102,768
Det Norske Oljeselskap (DNO) ASA (b)	24,000	50,177
DNB NOR ASA	20,896	268,779
Frontline Ltd.	1,500	68,947
Marine Harvest (b)	70,946	76,607
Norsk Hydro ASA	20,204	774,932
Norske Skogindustrier ASA	4,521	65,065
Ocean Rig ASA (b)	5,300	39,346
Orkla ASA	23,721	447,257
Petroleum Geo-Services (b)	4,986	124,503
Prosafe ASA	5,735	91,702
Renewable Energy Corp. AS (b)	4,900	189,769
Schibsted ASA	1,284	58,684
SeaDrill Ltd. (b)	6,663	142,940
Statoil ASA	18,814	583,719
Stolt-Nielsen SA	1,018	33,908
Storebrand ASA	6,883	106,619
Tandberg ASA	3,586	80,004
Telenor ASA (b)	23,876	466,701
TGS Nopec Geophysical Co. ASA (b)	3,031	62,016
Tomra Systems ASA	5,858	51,124
Yara International ASA	5,889	176,588

		4,182,485

Portugal (0.38%)
Banco BPI SA	6,508	57,882
Banco Comercial Portugues-R	61,545	343,945
Banco Espirito Santo	6,117	136,380
Brisa-Auto Estradas de Portugal SA	8,564	115,115
Cimpor-Cimentos De Portugal	6,758	63,833
Energias De Portugal SA	55,925	309,244
Jeronimo Martins SGPS SA	5,565	32,885
Portugal Telecom SGPS SA	22,585	312,284
PT Multimedia Servicos	2,826	45,506
Sonae Industria SGPS SA (b)	1,818	26,451
Sonae SGPS SA	26,818	76,133

		1,519,658

Singapore (1.08%)
Allgreen Properties Ltd.	21,000	28,739
Ascendas Real Estate Investment Trust	28,000	53,871
Capitacommercial Trust	28,000	53,619
Capitaland Ltd.	43,128	228,495
Capitamall Trust	23,000	63,507
Chartered Semiconductor Mfg. Ltd. (b)	30,600	26,913
City Developments Ltd.	15,031	169,919
Comfortdelgro Corp. Ltd.	46,000	65,585
Cosco Corp. Singapore Ltd.	26,000	63,501
DBS Group Holdings Ltd.	32,445	483,416
Fraser and Neave Ltd.	26,500	94,463
Haw Par Corp. Ltd.	3,374	16,875
Jardine Cycle & Carriage Ltd.	4,015	41,258
Keppel Corp. Ltd.	32,002	261,794
Keppel Land Ltd.	9,000	51,580
Neptune Orient Lines Ltd.	13,000	45,064
Noble Group Ltd.	25,000	28,162
Olam International Ltd.	19,000	38,328
Oversea-Chinese Banking Corp.	70,000	418,460
Parkway Holdings Ltd.	19,100	50,005
Sembcorp Industries Ltd.	22,200	82,746
Sembcorp Marine Ltd.	13,000	41,690
Singapore Airlines Ltd.	15,000	184,335
Singapore Exchange Ltd.	25,000	160,395
Singapore Land Ltd.	5,000	37,222
Singapore Petroleum Co. Ltd.	4,000	15,025
Singapore Post Ltd.	38,000	31,553
Singapore Press Holdings Ltd.	44,200	134,036
Singapore Technologies Engineering	34,381	80,975
Singapore Telecommunications	226,150	502,963
SMRT Corp. Ltd.	28,000	36,072
Suntec REIT	28,000	35,554
United Overseas Bank Ltd.	34,616	497,624
United Overseas Land Ltd.	12,461	47,379
Venture Corp. Ltd.	6,397	65,578
Want Want Holdings Ltd.	13,000	29,900
Wing Tai Holdings Ltd.	14,000	36,463

		4,303,064

Spain (3.97%)
Abertis Infraestructuras SA	6,713	208,190
Acciona SA	801	217,910
Acerinox SA	5,152	125,669
ACS Actividades de Cons Y Serv	5,991	380,896
Aguas de Barcelona SA	1,669	61,198
Aguas de Barcelona SA New (b)	16	582
Altadis SA	7,304	482,715
Antena 3 de Television SA	2,421	50,317
Banco Bilbao Vizcaya Argentaria SA	100,578	2,459,617
Banco Popular Espanol	24,475	455,484
Banco Santander Central Hispano SA	177,745	3,267,295
Cintra Concesiones De Infrae	5,768	91,635
Ebro Puleva SA	2,485	53,420

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Spain (Cont.)
Endesa SA	17,975	$978,239
Fomento De Construct Y Contra	1,379	124,066
Gamesa Corp Technologica	4,907	177,515
Gas Natural SDG SA	4,473	271,758
Gestevision Telecinco SA	2,804	79,332
Grupo Ferrovial	1,726	169,674
Iberdrola SA	24,336	1,358,833
Iberia (Lineas Aer De Espana)	12,205	60,746
Inditex	6,268	368,928
Indra Sistemas SA	3,438	85,731
Mapfre SA	14,625	72,365
Promotora De Infom SA	2,292	50,286
Repsol YPF SA	22,604	894,856
Sacyr Vallehermoso SA	2,839	136,200
Sogecable (b)	1,287	53,784
Telefonica SA	127,062	2,827,637
Union Fenosa SA	3,129	167,051
Zardoya Otis SA	2,978	116,677
Zardoya Otis SA Rights (b)	2,978	11,406
Zeltia SA (b)	4,768	44,751

		15,904,763

Sweden (2.55%)
Alfa Laval AB	2,743	165,266
ASSA ABLOY AB Class B	8,948	196,902
Atlas Copco AB Class A	18,918	315,103
Atlas Copco AB Class B	12,120	189,592
Axfood AB	853	30,170
Billerud Aktiebolag	1,194	18,133
Boliden AB	8,439	174,954
Castellum AB	3,916	47,084
D. Carnegie & Co. AB	1,887	32,892
Electrolux AB Series B	7,753	183,567
Elekta AB Class B	2,505	43,340
Eniro AB	4,693	59,520
Ericsson LM Class B	420,789	1,678,482
Fabege AB	4,278	46,870
Getinge AB Class B	4,985	107,396
Hennes & Mauritz AB Class B	13,578	802,813
Hoganas AB Class B	736	21,887
Holmen AB Class B	1,165	49,214
Husqvarna AB Class B (b)	7,753	109,750
Kungsleden AB	3,900	48,535
Lundin Petroleum AB (b)	5,750	57,280
Modern Times Group MTG AB Class B	1,492	96,163
Nobia AB	4,212	52,457
Nordea Bank AB	58,941	920,593
OMX AB (b)	2,116	63,020
Oriflame Cosmetics SA	1,050	49,290
Sandvik AB	27,087	545,902
SAS AB (b)	2,285	52,550
Scania AB Class B	11,256	274,537
Securitas AB Class B	8,524	134,922
Securitas Direct AB Class B (b)	8,524	22,993
Securitas Systems AB Class B	8,524	28,954
Skandinaviska Enskilda Bank Class A	13,526	435,492
Skanska AB Class B	10,525	225,378
SKF AB Class B	11,481	240,218
SSAB Svenskt Stal AB Series A	4,584	187,324
SSAB Svenskt Stal AB Series B	1,956	74,119
Svenska Cellulosa AB B Shares	15,114	252,751
Svenska Handelsbanken	14,389	402,366
Swedish Match AB	8,415	162,325
Tele2 AB Class B	9,230	150,556
TeliaSonera AB	63,809	468,111
Trelleborg AB Class B	2,394	65,879
Volvo AB Class A	13,870	284,082
Volvo AB Class B	31,160	619,538
Wihlborgs Fastigheter AB	1,330	23,459

		10,211,729

Switzerland (6.54%)
ABB Ltd.	59,044	1,331,311
Adecco SA Reg.	3,841	297,148
Ciba Specialty Chemicals AG	1,863	121,049
Clariant AG (b)	6,575	106,429
Compagnie Financiere Richemont AG Class A	14,936	892,744
Credit Suisse Group	31,052	2,204,415
Geberit AG REG	1,120	190,834
Givaudan	178	175,526
Holcim Ltd.	5,680	613,426
Kudelski SA Bearer	1,008	35,246
Kuehne & Nagel International AG	1,535	141,378
Kuoni Reisen Holding	78	46,897
Logitech International SA (b)	4,888	130,007
Lonza Group AG	1,290	118,358
Nestle SA	11,380	4,324,099
Nobel Biocare Holding AG (b)	666	217,403
Novartis AG	65,823	3,695,342
OC Oerlikon Corp. AG (b)	184	97,511
Phonak Holding AG	1,309	117,338
PSP Swiss Property AG (b)	1,255	70,324
Rieter Holding AG	136	71,092
Roche Holding AG	19,905	3,526,899
Schindler Holding AG	1,560	103,627
SGS SA	133	157,268
Straumann Holding AG	224	62,795
Sulzer AG	83	107,280
Swiss Life Holding	960	253,102
Swiss Reinsurance	10,109	921,942
Swisscom AG	645	220,513
Syngenta AG (b)	2,988	582,513
Synthes Inc. (b)	1,686	202,135

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Switzerland (Cont.)
The Swatch Group AG	1,683	$95,191
The Swatch Group AG Class B	934	265,321
UBS AG	56,849	3,399,816
Zurich Financial Services	4,135	1,278,254

		26,174,533

United Kingdom (22.82%)
3I Group PLC	13,887	323,254
Aegis Group PLC	27,692	75,894
Aggreko PLC	7,557	86,541
AMEC PLC	9,756	114,317
Amvescap PLC	22,474	289,577
Anglo American PLC	42,230	2,479,383
ARM Holdings PLC	39,814	116,467
Arriva PLC	6,186	84,957
AstraZeneca PLC	43,635	2,338,423
Aviva PLC	73,630	1,093,010
BAE Systems PLC	95,821	773,222
Balfour Beatty PLC	11,946	105,355
Barclays PLC	185,273	2,577,670
Barratt Developments PLC	8,222	162,977
BBA Aviation PLC	11,914	64,669
Bellway PLC	3,184	80,158
BG Group PLC	96,921	1,588,774
BHP Billiton PLC	67,754	1,882,116
Biffa PLC	9,855	53,411
Bovis Homes Group PLC	3,401	60,690
BP PLC	552,431	6,646,981
British Airways PLC (b)	16,505	138,045
British American Tobacco PLC	44,114	1,504,519
British Energy Group PLC	29,176	314,745
British Land Co. PLC	14,703	393,440
British Sky Broadcasting PLC	33,808	433,455
Brixton PLC	6,836	59,850
BT Group PLC	238,701	1,588,675
Bunzl PLC	9,724	134,614
Burberry Group PLC	13,665	187,179
Cadbury Schweppes PLC	59,360	805,654
Capita Group PLC	17,938	260,401
Carnival PLC	4,845	231,550
Carphone Warehouse PLC	10,723	70,483
Cattles PLC	10,382	81,309
Centrica PLC	104,508	811,947
Charter PLC (b)	4,587	101,217
Close Brothers Group PLC	3,952	67,887
Cobham PLC	31,040	126,271
Compass Group PLC	60,741	419,416
Cookson Group PLC	5,722	81,040
CSR PLC (b)	3,553	55,660
Daily Mail & General Trust NV	9,036	138,180
De La Rue PLC	4,638	72,148
Diageo PLC	77,486	1,610,530
DSG International PLC	55,280	175,214
Electrocomponents PLC	13,264	69,628
EMAP PLC	6,223	102,122
EMI Group PLC	22,028	118,018
Enterprise Inns PLC	16,856	232,253
Experian Group Ltd.	29,139	366,701
First Choice Holidays PLC	15,156	96,264
FirstGroup PLC	13,422	178,291
FKI PLC	14,846	37,403
Friends Provident PLC	54,011	193,337
Galiform PLC (b)	17,686	48,148
GKN PLC	20,220	160,960
GlaxoSmithKline PLC	163,590	4,261,492
Great Portland Estates	5,352	70,991
Group 4 Securicor PLC	34,593	145,867
Hammerson PLC	8,306	237,855
Hanson PLC	21,009	453,254
Hays PLC	44,196	150,980
HBOS PLC	107,374	2,111,960
Home Retail Group	24,878	228,111
HSBC Holdings PLC	330,137	6,044,932
ICAP PLC	14,880	146,657
IMI PLC	9,589	113,578
Imperial Chemical Industries PLC	34,241	425,937
Imperial Tobacco Group PLC	19,482	898,231
Inchcape PLC	13,002	129,657
InterContinental Hotels Group PLC	8,990	223,317
International Power PLC	43,478	373,721
Intertek Group PLC	4,333	85,034
Invensys PLC (b)	22,863	174,141
Investec PLC	10,111	129,843
ITV PLC	116,811	266,590
Johnson Matthey PLC	6,371	215,395
Kelda Group ORD GBP	8,278	156,013
Kelda Group PLC Deferred Shares	10,762	—
Kesa Electricals PLC	15,494	97,223
Kingfisher PLC	66,462	301,036
Ladbrokes PLC	17,309	149,641
Land Securities Group PLC	13,452	468,471
Legal and General Group PLC	189,260	567,788
Liberty International PLC	7,551	172,730
Lloyds TSB Group PLC	160,580	1,785,053
LogicaCMG PLC	42,236	127,992
London Stock Exchange Group	4,510	121,934
Man Group PLC	51,322	624,273
Marks & Spencer Group PLC	48,662	611,148
Meggitt PLC	19,365	118,990
Michael Page International PLC	10,184	106,992
Misys PLC	15,108	70,755
National Express Group PLC	4,162	88,598
National Grid PLC	77,638	1,145,565
Next PLC	6,640	266,576
Old Mutual PLC	151,725	511,270
PartyGaming PLC (b)	42,497	26,166

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Pearson PLC	22,945	$386,512
Persimmon PLC	8,238	190,498
Premier Farnell PLC	9,371	37,426
Provident Financial PLC	7,546	105,618
Prudential PLC	70,541	1,004,095
Punch Taverns PLC	7,915	194,181
Rank Group PLC	12,247	45,805
Reckitt Benckiser PLC	17,332	948,844
Reed Elsevier PLC	36,492	471,617
Rentokil Intial PLC	51,130	164,105
Resolution PLC	20,221	253,051
Reuters Group PLC	36,713	457,662
Rexam PLC	17,698	176,261
Rio Tinto PLC	28,890	2,210,181
Rolls Royce Group (b)	51,188	551,164
Royal Bank of Scotland Group	269,298	3,407,537
Royal Dutch Shell PLC Class A	105,079	4,277,838
Royal Dutch Shell PLC Class B	78,667	3,279,292
SABMiller PLC	25,720	651,182
Sage Group PLC	35,706	167,286
Sainsbury	45,029	526,372
Schroders PLC	3,763	96,135
Scottish & Newcastle PLC	22,809	292,385
Scottish & Southern Energy PLC	24,660	714,994
Serco Group PLC	14,001	126,213
Severn Trent PLC	6,570	181,443
Signet Group PLC	48,078	100,301
Slough Estates PLC	13,321	166,155
Smith & Nephew PLC	27,503	340,760
Smiths Group PLC	10,656	252,716
Smiths Group PLC Deferred Shares (b)	15,985	—
SSL International PLC	5,753	50,246
Stagecoach Group PLC	15,398	56,068
Stagecoach Group PLC Deferred Shares (b)	23,953	—
Standard Life PLC	62,004	409,246
Tate & Lyle PLC	13,646	154,857
Taylor Woodrow PLC	16,699	120,218
Tesco PLC	226,442	1,894,560
The Berkeley Group Holdings PLC (b)	2,941	104,408
The Davis Service Group PLC	4,720	58,755
Thomas Cook Group PLC (b)	13,915	90,534
TI Automotive Ltd. (b)	12,271	—
Tomkins PLC	22,763	118,240
Travis Perkins PLC	3,351	127,187
Trinity Mirror PLC	8,304	87,540
Tullett Prebon PLC	6,126	54,728
Unilever PLC	37,234	1,202,273
United Business Media PLC	7,128	112,755
United Utilities PLC	24,914	353,920
Vodafone Group PLC	1,508,559	5,054,864
Whitbread PLC	5,767	203,957
William Hill PLC	10,064	123,509
Wimpey (George) PLC	11,768	117,798
Wolseley PLC	18,802	451,240
WPP Group PLC	34,077	509,669
Xstrata PLC	17,496	1,041,582
Yell Group PLC	22,560	208,390

		91,354,330

Total Common Stocks (cost $258,215,535)		395,467,032

Preferred Stocks (0.33%) (a)

Germany (0.31%)
Henkel KGaA	5,109	269,636
Porsche AG PFD	249	444,091
ProSiebenSat.1 Media AG	2,408	95,207
RWE AG-Non Voting PFD	1,105	110,597
Volkswagen AG PFD	2,983	311,028

		1,230,559

Italy (0.02%)
Compagnia Assicuratrice Unipol Rights (b)	25,461	—
Compagnia Assicuratrice Unipol SpA	25,461	87,260

Total Preferred Stocks (cost $541,407)		1,317,819

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.21%)
Investors Bank & Trust Repurchase Agreement, (c) 4.050%, agreement date 06/29/2007, to be repurchased at $833,604 on 07/02/2007	$833,322	$833,322

Total Repurchase Agreement (cost $833,322)		833,322

TOTAL INVESTMENTS (99.34%) (cost $259,590,264)		397,618,173
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.66%)		2,634,845

NET ASSETS (100.0%)		$400,253,018

(a)	Securities valued at fair value.
(b)	Non-income producing security.
(c)	Repurchase agreement is fully collateralized by U.S. Treasury securities with a coupon rate of 1.875%, a maturity date of July 15, 2013, and a market value of $849,989 as of June 30, 2007.
(d)	At June 30, 2007, cash has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$141,010,376	35.47
British Pound	91,354,330	22.98
Japanese Yen	84,222,112	21.18
Swiss Franc	26,174,533	6.58
Australian Dollar	24,412,269	6.14
Swedish Krona	10,211,729	2.57
Hong Kong Dollar	6,932,797	1.74
Singapore Dollar	4,273,164	1.07
Norwegian Krone	4,182,485	1.05
Danish Krone	3,365,603	0.85
United States Dollar	863,222	0.22
New Zealand Dollar	615,553	0.15

Total Investments	$397,618,173	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$114,316,054	28.55
Industrials	47,935,122	11.98
Consumer Discretionary	46,777,379	11.69
Materials	37,566,828	9.39
Consumer Staples	30,461,773	7.61
Energy	29,912,196	7.47
Health Care	25,154,881	6.28
Information Technology	22,128,910	5.53
Telecommunication Services	21,357,916	5.34
Utilities	21,173,792	5.29

Total Stocks	396,784,851	99.13
Repurchase Agreement	833,322	0.21
Cash and Other Assets, Net of Liabilities	2,634,845	0.66

Net Assets	$400,253,018	100.00%

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Registered Investment Companies (99.86%)
State Farm Variable Product Trust Bond Fund (36.25%) (a)	3,699,060	$36,324,772
State Farm Variable Product Trust Large Cap Equity Index Fund (63.61)%) (a)	4,151,990	63,733,052

Total Registered Investment Companies (cost $90,192,352)		100,057,824

TOTAL INVESTMENTS (99.86%) (cost $90,192,352)		100,057,824
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.14%)		142,545

NET ASSETS (100.00%)		$100,200,369

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (80.93%)

Aerospace/Defense (1.03%)
TRW Inc.
6.730%, 07/11/2007	$900,000	$900,192
General Dynamics Corp.
3.000%, 05/15/2008	1,000,000	979,902

		1,880,094

Agriculture, Foods, & Beverage (6.03%)
Dean Foods Co.
8.150%, 08/01/2007	1,000,000	1,000,000
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	972,501
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	968,753
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,040,338
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	997,533
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,028,873
Hershey Co.
5.300%, 09/01/2011	500,000	496,291
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,038,574
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	992,174
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	987,705
Hershey Co.
5.450%, 09/01/2016	500,000	488,008
General Mills Inc.
5.700%, 02/15/2017	1,000,000	974,676

		10,985,426

Automotive (1.36%)
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	992,512
7.375%, 02/01/2011	1,000,000	976,955
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	503,429

		2,472,896

Banks (6.73%)
Bank One Corp.
2.625%, 06/30/2008	1,000,000	972,900
Bank of New York
5.050%, 03/03/2009	500,000	496,048
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	974,676
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,449,844
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	490,755
Bank of New York
4.950%, 01/14/2011	1,000,000	984,885
Wachovia Corp.
5.350%, 03/15/2011	500,000	497,394
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,001,664
Royal Bank of Canada
5.650%, 07/20/2011	500,000	504,831
Bank of America Corp.
5.375%, 08/15/2011	500,000	497,815
Wachovia Corp.
5.700%, 08/01/2013	500,000	502,889
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	487,811
US Bank NA
4.950%, 10/30/2014	500,000	477,473
Fifth Third Bank
4.750%, 02/01/2015	500,000	465,396
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	471,816
Wachovia Bank NA
5.600%, 03/15/2016	500,000	490,861
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	499,133
Bank of America NA
6.000%, 06/15/2016	500,000	505,630
Wachovia Corp.
5.750%, 06/15/2017	500,000	493,304

		12,265,125

Building Materials & Construction (2.94%)
Lafarge SA
6.150%, 07/15/2011	500,000	508,344
CRH America Inc.
5.625%, 09/30/2011	500,000	496,151
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	977,579
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	941,181
Masco Corp.
4.800%, 06/15/2015	500,000	451,073
Hanson PLC
6.125%, 08/15/2016	500,000	511,871
CRH America Inc.
6.000%, 09/30/2016	1,000,000	988,744
Masco Corp.
5.850%, 03/15/2017	500,000	480,654

		5,355,597

Chemicals (3.23%)
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,001,659

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Chemicals (Cont.)
Great Lakes Chemical Corp.
7.000%, 07/15/2009	$2,000,000	$2,030,000
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	958,303
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	923,795
Praxair Inc.
5.375%, 11/01/2016	1,000,000	971,738

		5,885,495

Commercial Service/Supply (1.35%)
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	969,611
4.950%, 05/15/2010	500,000	488,847
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	497,702
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	493,426

		2,449,586

Consumer & Marketing (4.62%)
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	981,773
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,048,221
Avon Products Inc.
5.125%, 01/15/2011	500,000	493,834
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,015,520
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,008,578
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	476,766
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	959,869
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	963,463
Black & Decker Corp.
5.750%, 11/15/2016	500,000	484,846
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	974,760

		8,407,630

Electronic/Electrical Mfg. (1.62%)
Emerson Electric Co.
5.500%, 09/15/2008	500,000	499,384
5.750%, 11/01/2011	1,000,000	1,009,795
General Electric Co.
5.000%, 02/01/2013	1,000,000	969,538
Emerson Electric Co.
5.125%, 12/01/2016	500,000	477,163

		2,955,880

Financial Services (5.86%)
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	971,042
Citigroup Inc.
4.125%, 02/22/2010	500,000	485,039
SLM Corp.
4.500%, 07/26/2010	1,000,000	924,614
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	981,567
American Express Credit
5.000%, 12/02/2010	1,000,000	988,477
SLM Corp.
5.450%, 04/25/2011	500,000	462,965
HSBC Finance Corp.
5.700%, 06/01/2011	500,000	501,382
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	502,597
American Express Co.
5.250%, 09/12/2011	500,000	494,657
Western Union Co.
5.400%, 11/17/2011	500,000	493,289
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	482,129
JP Morgan Chase & Co.
5.375%, 01/15/2014	500,000	490,625
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	473,280
Citigroup Inc.
5.300%, 01/07/2016	500,000	483,265
Western Union Co.
5.930%, 10/01/2016	500,000	487,815
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	483,592
5.400%, 02/15/2017	500,000	482,083
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	487,234

		10,675,652

Forest Products & Paper (0.26%)
International Paper Co.
4.000%, 04/01/2010	500,000	479,921

Health Care (7.74%)
Eli Lilly & Co.
2.900%, 03/15/2008	1,000,000	984,224
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	984,032

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Health Care (Cont.)
Abbott Laboratories
5.400%, 09/15/2008	$500,000	$499,728
3.500%, 02/17/2009	500,000	485,972
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	981,545
Amgen Inc.
4.000%, 11/18/2009	1,000,000	967,739
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	977,762
Abbott Laboratories
5.600%, 05/15/2011	500,000	502,022
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	943,371
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	948,031
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	501,841
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	982,175
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	941,074
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	470,416
Abbott Laboratories
5.875%, 05/15/2016	500,000	500,128
Baxter International Inc.
5.900%, 09/01/2016	500,000	499,954
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	956,606
Wyeth
5.450%, 04/01/2017	500,000	483,099
Amgen Inc. (a)
5.850%, 06/01/2017	500,000	492,230

		14,101,949

Machinery & Manufacturing (7.75%)
Cooper Industries Ltd.
5.250%, 07/01/2007	1,000,000	1,000,000
Dover Corp.
6.250%, 06/01/2008	1,425,000	1,429,349
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,017,223
3M Co.
5.125%, 11/06/2009	2,000,000	1,996,720
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,050,968
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,459,750
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	989,738
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,036,104
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	482,433
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	713,407
Caterpillar Inc.
5.700%, 08/15/2016	500,000	496,813
Eaton Corp.
5.300%, 03/15/2017	1,000,000	957,512
Honeywell International Inc.
5.300%, 03/15/2017	500,000	480,540
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,012,605

		14,123,162

Media & Broadcasting (2.72%)
New York Times Co.
4.500%, 03/15/2010	500,000	484,845
Gannett Co.
5.750%, 06/01/2011	1,000,000	999,114
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	1,012,052
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,008,912
New York Times Co.
5.000%, 03/15/2015	500,000	463,834
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	992,481

		4,961,238

Mining & Metals (3.16%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	965,218
Alcan Inc.
6.450%, 03/15/2011	500,000	510,834
BHP Billiton Finance
5.125%, 03/29/2012	500,000	489,894
4.800%, 04/15/2013	1,000,000	954,638
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	939,244
Alcan Inc.
5.000%, 06/01/2015	500,000	465,124
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	953,542
BHP Billiton Finance
5.400%, 03/29/2017	500,000	480,656

		5,759,150

Oil & Gas (4.90%)
ChevronTexaco Capital Co.
3.500%, 09/17/2007	1,000,000	996,589
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	989,460

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Oil & Gas (Cont.)
Shell International Finance
5.625%, 06/27/2011	$1,500,000	$1,511,380
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,031,137
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	972,621
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	976,423
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	491,982
Apache Corp.
5.625%, 01/15/2017	500,000	488,301
Shell International Finance
5.200%, 03/22/2017	500,000	479,166
Canadian National Resources
5.700%, 05/15/2017	500,000	483,683
Weatherford International Inc. (a)
6.350%, 06/15/2017	500,000	506,599

		8,927,341

Retailers (6.67%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	984,496
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	980,905
CVS Corp.
4.000%, 09/15/2009	1,000,000	967,836
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	963,340
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	484,356
Home Depot Inc.
4.625%, 08/15/2010	500,000	485,495
5.200%, 03/01/2011	500,000	491,432
CVS Corp.
5.750%, 08/15/2011	500,000	499,964
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	992,514
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	946,205
Target Corp.
5.875%, 07/15/2016	1,000,000	994,108
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	479,426
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	958,936
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	971,211
Target Corp.
5.375%, 05/01/2017	500,000	478,443
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	482,411

		12,161,078

Telecom & Telecom Equipment (4.06%)
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	995,287
Verizon Communications
5.350%, 02/15/2011	1,000,000	994,117
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	994,002
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	495,073
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	991,944
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	997,829
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	959,634
Verizon Communications
5.500%, 04/01/2017	1,000,000	963,779

		7,391,665

Utilities & Energy (8.90%)
Georgia Power
4.875%, 07/15/2007	1,000,000	999,772
Pacificorp
4.300%, 09/15/2008	1,000,000	986,692
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	966,364
Commonwealth Edison
4.740%, 08/15/2010	1,000,000	968,974
Southern California Gas
4.375%, 01/15/2011	1,000,000	963,422
Appalachian Power Co.
5.550%, 04/01/2011	500,000	497,790
Duke Energy Corp.
6.250%, 01/15/2012	500,000	513,230
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	500,423
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	477,822
Union Electric Co.
5.500%, 05/15/2014	1,000,000	970,222
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	962,681
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,000,956
Commonwealth Edison
5.950%, 08/15/2016	500,000	489,490
Baltimore Gas & Electric Co. (a)
5.900%, 10/01/2016	500,000	493,481

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Consolidated Edison Co. NY
5.300%, 12/01/2016	$1,000,000	$959,538
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	986,935
Jersey Central Power & Light (a)
5.650%, 06/01/2017	1,000,000	970,817
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	504,190
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	987,742
Union Electric Co.
6.400%, 06/15/2017	500,000	510,104
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	500,549

		16,211,194

Total Corporate Bonds (cost $149,792,319)		147,450,079

Taxable Municipal Bonds (0.54%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	988,600

Total Taxable Municipal Bonds (cost $1,000,000)		988,600

Government Agency Securities (10.87%) (b)

Federal Home Loan Mortgage Corp.
5.125%, 10/15/2008	4,000,000	3,998,640
6.625%, 09/15/2009	2,000,000	2,058,636
4.500%, 07/15/2013	1,500,000	1,434,189
5.200%, 03/05/2019	2,000,000	1,921,992
5.300%, 05/12/2020	2,000,000	1,909,896

Federal National Mortgage Association
6.625%, 10/15/2007	2,000,000	2,006,128
3.250%, 08/15/2008	1,500,000	1,467,267
6.625%, 09/15/2009	2,000,000	2,058,874
5.550%, 02/16/2017	3,000,000	2,951,277

Total Government Agency Securities (cost $19,942,125)		19,806,899

U.S. Treasury Obligations (7.49%)

U.S. Treasury Notes
6.000%, 08/15/2009	2,700,000	2,758,431
6.500%, 02/15/2010	3,000,000	3,116,016
5.000%, 08/15/2011	3,000,000	3,013,125
4.000%, 11/15/2012	2,000,000	1,917,344
3.875%, 02/15/2013	3,000,000	2,849,298

Total U.S. Treasury Obligations (cost $14,195,590)		13,654,214

TOTAL INVESTMENTS (99.83%) (cost $184,930,034)		181,899,792
OTHER ASSETS, NET OF LIABILITIES (0.17%)		314,152

NET ASSETS (100.00%)		$182,213,944

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $2,463,127 or 1.35% of net assets.
(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Principal amount	Value
Short-term Investments (100.17%)

Agriculture, Foods, & Beverage (2.84%)
Coca-Cola Co. (a)
5.220%, 07/13/2007	$1,400,000	$1,397,361

Automotive (19.99%)
New Center Asset Trust
5.220%, 07/06/2007	2,467,000	2,464,854
Toyota Motor Credit Corp.
5.220%, 07/13/2007	2,482,000	2,477,322
American Honda Finance Corp.
5.230%, 07/26/2007	2,475,000	2,465,651
FCAR Owner Trust Series I
5.280%, 08/07/2007	2,450,000	2,436,345

		9,844,172

Computers (4.94%)
International Business Machines Corp. (a)
5.210%, 08/16/2007	2,450,000	2,433,335

Financial Services (22.63%)
Caterpillar Financial Services Corp.
5.270%, 07/02/2007	1,375,000	1,374,597
General Electric Capital Corp.
5.210%, 07/09/2007	2,400,000	2,396,874
Citigroup Funding
5.230%, 07/11/2007	2,467,000	2,463,058
Chevron Funding Corp.
5.210%, 07/25/2007	2,477,000	2,468,038
HSBC Finance Corp.
5.240%, 08/01/2007	2,450,000	2,438,588

		11,141,155

Government Agency Securities (38.94%) (b)
Federal Home Loan Bank
5.140%, 07/18/2007	1,200,000	1,196,916
Federal Home Loan Mortgage Corp.
5.124%, 07/16/2007	1,540,000	1,536,494
5.119%, 07/20/2007	1,000,000	997,156
5.120%, 08/13/2007	1,000,000	993,742
Federal National Mortgage Association
5.120%, 07/25/2007	1,500,000	1,494,662
5.150%, 08/08/2007	3,000,000	2,983,328
5.135%, 08/15/2007	2,000,000	1,986,877
5.145%, 08/22/2007	2,400,000	2,381,839
5.140%, 08/29/2007	3,000,000	2,974,300
5.150%, 09/19/2007	2,658,000	2,627,200

		19,172,514

Health Care (5.05%)
Abbott Laboratories (a)
5.240%, 07/06/2007	1,000,000	999,127

	Shares or principal amount
Short-term Investments (Cont.)

Health Care (Cont.)
Merck & Co. Inc.
5.200%, 08/24/2007	1,500,000	1,488,083

		2,487,210

Registered Investment Companies (5.78%)
JPMorgan Prime Money Market Fund	2,843,242	2,843,242

Total Short-term Investments (cost $49,318,989)		49,318,989

TOTAL INVESTMENTS (100.17%) (cost $49,318,989)		49,318,989
LIABILITIES, NET OF OTHER ASSETS (-0.17%)		(83,358)

NET ASSETS (100.00%)		$49,235,631

(a)	Securities exempt from registration under sections 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $4,829,823 or 9.81% of net assets.
(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	Large Cap Equity Index Fund	Small Cap Equity Index Fund
Assets
Investments in securities at identified cost	$39,076,243	34,281,528	36,349,171	522,136,412	244,253,713

Investments in securities at market value	$44,114,426	39,975,842	45,391,062	634,255,680	305,053,631
Cash	—	—	—	624	—
Foreign currencies at value (cost $22,415, $2,483,647, respectively)	—	—	22,678	—	—
Receivable for:
Dividends and interest	91,584	39,304	74,027	678,374	323,057
Shares of the Fund sold	4,294	3,155	1,367	293	95
Securities sold	1,326,978	331,010	317,599	394,783	27
SFIMC	—	7,790	25,245	—	—
Unrealized gain on forward foreign currency contracts	—	—	20,546	—	—
Variation margin	—	—	—	—	—
Prepaid expenses	1,874	1,686	2,134	30,536	16,088

Total assets	45,539,156	40,358,787	45,854,658	635,360,290	305,392,898

Liabilities and Net Assets
Payable for:
Bank overdraft	—	—	—	—	178
Shares of the Fund redeemed	10	6	469	200,303	80,666
Securities purchased	1,879,689	1,160,021	405,439	948,617	—
Variation margin	—	—	—	7,475	44,584
Unrealized loss on forward foreign currency contracts	—	—	866	—	—
Due to affiliates	68,212	78,611	122,076	479,460	338,833
Accrued liabilities	15,529	17,751	32,846	105,567	126,549

Total Liabilities	1,963,440	1,256,389	561,696	1,741,422	590,810

Net assets applicable to shares outstanding of common stock	$43,575,716	39,102,398	45,292,962	633,618,868	304,802,088

Fund shares outstanding (no par value, unlimited number of shares authorized)	3,553,210	3,059,533	3,178,349	41,281,683	22,190,083
Net asset value, offering price and redemption price per share	$12.26	12.78	14.25	15.35	13.74

Analysis of Net Assets
Paid-in-capital	$36,850,165	31,106,023	33,691,202	521,869,099	224,917,771
Accumulated net realized gain (loss)	1,297,888	2,270,112	2,428,721	(5,396,165)	17,460,827
Net unrealized appreciation (depreciation)	5,038,183	5,694,314	9,063,052	112,028,627	60,557,876
Undistributed net investment income	389,480	31,949	109,987	5,117,307	1,865,614

Net assets applicable to shares outstanding	$43,575,716	39,102,398	45,292,962	633,618,868	304,802,088

See accompanying notes to financial statements.

	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund
Assets
Investments in securities at identified cost	259,590,264	90,192,352	184,930,034	49,318,989

Investments in securities at market value	397,618,173	100,057,824	181,899,792	49,318,989
Cash	—	180,373	—	—
Foreign currencies at value (cost $22,415, $2,483,647, respectively)	2,532,053	—	—	—
Receivable for:
Dividends and interest	1,214,002	—	2,512,502	5,014
Shares of the Fund sold	90	1,413	62	441
Securities sold	168,503	—	—	—
SFIMC	—	20,151	587	4,489
Unrealized gain on forward foreign currency contracts	—	—	—	—
Variation margin	22,209	—	—	—
Prepaid expenses	20,769	4,982	10,487	2,643

Total assets	401,575,799	100,266,553	184,423,430	49,331,576

Liabilities and Net Assets
Payable for:
Bank overdraft	—	—	888,910	—
Shares of the Fund redeemed	86,352	39,242	20,284	3,960
Securities purchased	434,405	—	1,000,000	—
Variation margin	—	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	—	—
Due to affiliates	640,888	—	250,647	56,945
Accrued liabilities	161,136	25,132	49,645	35,040

Total Liabilities	1,322,781	64,374	2,209,486	95,945

Net assets applicable to shares outstanding of common stock	400,253,018	100,200,369	182,213,944	49,235,631

Fund shares outstanding (no par value, unlimited number of shares authorized)	22,209,045	7,379,813	18,559,749	49,236,733
Net asset value, offering price and redemption price per share	18.02	13.58	9.82	1.00

Analysis of Net Assets
Paid-in-capital	254,804,896	86,406,152	185,714,413	49,236,733
Accumulated net realized gain (loss)	5,234,260	654,698	(471,219)	(1,102)
Net unrealized appreciation (depreciation)	138,111,543	9,865,472	(3,030,242)	—
Undistributed net investment income	2,102,319	3,274,047	992	—

Net assets applicable to shares outstanding	400,253,018	100,200,369	182,213,944	49,235,631

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2007

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	Large Cap Equity Index Fund	Small Cap Equity Index Fund
Investment Income:
Dividends	$480,357	142,177	669,746	5,795,504	1,935,750
Interest	42,940	38,230	28,924	106,934	370,579

	523,297	180,407	698,670	5,902,438	2,306,329
Less: foreign withholding taxes	(7,595)	(32)	(68,278)	—	(552)

Total investment income	515,702	180,375	630,392	5,902,438	2,305,777
Expenses:
Investment advisory and management fees	118,479	135,998	166,050	790,378	590,193
Professional fees	13,829	17,808	15,790	30,694	26,014
Custodian fees	2,020	8,280	52,387	—	—
Errors & omissions insurance	951	844	1,052	16,476	8,275
Securities valuation fees	792	1,201	12,708	2,910	10,414
Reports to shareholders	720	740	798	50,850	55,925
Trustees’ fees and expenses	630	533	735	9,531	4,888
Regulatory fees	551	681	380	1,392	4,412
ICI dues	286	203	189	3,375	1,570
Fidelity bond expense	113	102	122	2,149	990
License index fees	—	—	—	26,571	5,000

Total expenses	138,371	166,390	250,211	934,326	707,681
Less: expense reimbursement from Manager	(145)	(13,393)	(42,649)	—	—

Net expenses	138,226	152,997	207,562	934,326	707,681

Net investment income	377,476	27,378	422,830	4,968,112	1,598,096

Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	1,178,053	126,681	2,228,202	2,111,453	14,463,485
Net realized gain (loss) on forward foreign currency contracts	—	—	3,083	—	—
Net realized gain (loss) on foreign currency transactions	—	—	(1,072)	—	—
Net realized gain (loss) on futures contracts	—	—	—	242,724	578,736
Change in unrealized gain (loss) on open futures contracts	—	—	—	(85,621)	(151,007)
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,281,288	5,717,896	1,465,978	33,361,929	1,246,099

Net realized and unrealized gain (loss) on investments	2,459,341	5,844,577	3,696,191	35,630,485	16,137,313

Net change in net assets resulting from operations	$2,836,817	5,871,955	4,119,021	40,598,597	17,735,409

See accompanying notes to financial statements.

	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund
Investment Income:
Dividends	7,744,372	820,079	—	—
Interest	23,387	—	4,611,241	1,268,426

	7,767,759	820,079	4,611,241	1,268,426
Less: foreign withholding taxes	(707,105)	—	—	—

Total investment income	7,060,654	820,079	4,611,241	1,268,426
Expenses:
Investment advisory and management fees	1,039,593	—	446,115	95,830
Professional fees	29,363	10,176	16,514	15,529
Custodian fees	127,800	60	2,328	988
Errors & omissions insurance	9,711	2,403	5,030	1,187
Securities valuation fees	51,995	—	7,306	—
Reports to shareholders	49,425	15,588	30,111	17,886
Trustees’ fees and expenses	6,675	1,567	2,988	804
Regulatory fees	580	380	380	380
ICI dues	2,044	—	1,080	389
Fidelity bond expense	685	317	598	156
License index fees	4,860	—	—	—

Total expenses	1,322,731	30,491	512,450	133,149
Less: expense reimbursement from Manager	—	(30,491)	(587)	(13,363)

Net expenses	1,322,731	—	511,863	119,786

Net investment income	5,737,923	820,079	4,099,378	1,148,640

Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	4,840,158	356,734	(9,935)	—
Net realized gain (loss) on forward foreign currency contracts	20,410	—	—	—
Net realized gain (loss) on foreign currency transactions	(14,938)	—	—	—
Net realized gain (loss) on futures contracts	183,742	—	—	—
Change in unrealized gain (loss) on open futures contracts	(8,210)	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	27,214,799	3,363,791	(1,874,282)	—

Net realized and unrealized gain (loss) on investments	32,235,961	3,720,525	(1,884,217)	—

Net change in net assets resulting from operations	37,973,884	4,540,604	2,215,161	1,148,640

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund		Small/Mid Cap Equity Fund		International Equity Fund
Six months ended June 30, 2007 (Unaudited) and the Year ended December 31, 2006	2007	2006	2007	2006	2007	2006
From operations:
Net investment income	$377,476	568,349	27,378	208	$422,830	501,961
Net realized gain	1,178,053	1,184,582	126,681	2,632,606	2,230,213	1,997,625
Change in net unrealized appreciation	1,281,288	2,974,359	5,717,896	1,088,897	1,465,978	3,503,358

Net change in net assets resulting from operations	2,836,817	4,727,290	5,871,955	3,721,711	4,119,021	6,002,944

Distributions to shareholders from:
Net investment income	—	(559,259)	—	(2)	—	(743,085)
Net realized gain	—	(1,109,182)	—	(707,065)	—	(1,885,322)

Total distributions to shareholders	—	(1,668,441)	—	(707,067)	—	(2,628,407)

From Fund share transactions:
Proceeds from shares sold	4,404,939	5,313,407	3,044,959	2,322,417	2,647,641	3,456,249
Reinvestment of distributions	—	1,668,442	—	707,067	—	2,628,408

	4,404,939	6,981,849	3,044,959	3,029,484	2,647,641	6,084,657
Less payments for shares redeemed	(242,596)	(342,449)	(183,365)	(267,307)	(340,674)	(386,104)

Net increase (decrease) in net assets from Fund share transactions	4,162,343	6,639,400	2,861,594	2,762,177	2,306,967	5,698,553

Total increase in net assets	6,999,160	9,698,249	8,733,549	5,776,821	6,425,988	9,073,090

Net assets:
Beginning of year	36,576,556	26,878,307	30,368,849	24,592,028	38,866,974	29,793,884

End of year*	$43,575,716	36,576,556	39,102,398	30,368,849	45,292,962	38,866,974

* Including undistributed (distribution in excess of) net investment income	$389,480	12,004	31,949	4,571	109,987	(312,843)

Share Information
Sold	374,567	481,575	259,220	226,895	195,743	273,575
Issued in reinvestment of distributions	—	145,082	—	65,107	—	202,966
Redeemed	(20,095)	(30,618)	(15,142)	(26,513)	(24,503)	(30,483)

Net increase (decrease)	354,472	596,039	244,078	265,489	171,240	446,058

See accompanying notes to financial statements.

	Large Cap Equity Index Fund		Small Cap Equity Index Fund
Six months ended June 30, 2007 (Unaudited) and the Year ended December 31, 2006	2007	2006	2007	2006
From operations:
Net investment income	4,968,112	9,073,677	1,598,096	2,230,446
Net realized gain	2,354,177	1,546,817	15,042,221	22,776,752
Change in net unrealized appreciation	33,276,308	69,810,728	1,095,092	19,461,964

Net change in net assets resulting from operations	40,598,597	80,431,222	17,735,409	44,469,162

Distributions to shareholders from:
Net investment income	—	(8,912,394)	—	(2,067,374)
Net realized gain	—	—	—	(21,629,382)

Total distributions to shareholders	—	(8,912,394)	—	(23,696,756)

From Fund share transactions:
Proceeds from shares sold	7,809,772	17,869,871	3,420,023	7,464,234
Reinvestment of distributions	—	8,912,394	—	23,696,756

	7,809,772	26,782,265	3,420,023	31,160,990
Less payments for shares redeemed	(14,003,655)	(21,052,581)	(8,509,718)	(12,849,847)

Net increase (decrease) in net assets from Fund share transactions	(6,193,883)	5,729,684	(5,089,695)	18,311,143

Total increase in net assets	34,404,714	77,248,512	12,645,714	39,083,549

Net assets:
Beginning of year	599,214,154	521,965,642	292,156,374	253,072,825

End of year*	633,618,868	599,214,154	304,802,088	292,156,374

* Including undistributed (distribution in excess of) net investment income	5,117,307	149,195	1,865,614	267,518

Share Information
Sold	524,940	1,343,684	255,702	570,701
Issued in reinvestment of distributions	—	618,058	—	1,814,453
Redeemed	(940,636)	(1,576,621)	(637,200)	(991,126)

Net increase (decrease)	(415,696)	385,121	(381,498)	1,394,028

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund		Stock and Bond Balanced Fund
Six months ended June 30, 2007 (Unaudited) and the Year ended December 31, 2006	2007	2006	2007	2006
From operations:
Net investment income	$5,737,923	7,078,338	820,079	2,453,971
Net realized gain	5,029,372	5,277,303	356,734	298,028
Change in net unrealized appreciation	27,206,589	61,516,700	3,363,791	7,000,562

Net change in net assets resulting from operations	37,973,884	73,872,341	4,540,604	9,752,561

Distributions to shareholders from:
Net investment income	—	(8,884,260)	—	(2,266,245)
Net realized gain	—	(5,596,690)	—	—

Total distributions to shareholders	—	(14,480,950)	—	(2,266,245)

From Fund share transactions:
Proceeds from shares sold	3,573,741	8,092,387	1,927,989	4,013,175
Reinvestment of distributions	—	14,480,951	—	2,266,245

	3,573,741	22,573,338	1,927,989	6,279,420
Less payments for shares redeemed	(7,882,846)	(7,926,075)	(2,775,812)	(6,319,425)

Net increase (decrease) in net assets from Fund share transactions	(4,309,105)	14,647,263	(847,823)	(40,005)

Total increase in net assets	33,664,779	74,038,654	3,692,781	7,446,311

Net assets:
Beginning of year	366,588,239	292,549,585	96,507,588	89,061,277

End of year*	$400,253,018	366,588,239	100,200,369	96,507,588

* Including undistributed (distribution in excess of) net investment income	$2,102,319	(3,635,604)	3,274,047	2,453,968

Share Information
Sold	206,640	538,876	144,937	325,277
Issued in reinvestment of distributions	—	885,685	—	180,290
Redeemed	(459,380)	(523,049)	(209,338)	(510,946)

Net increase (decrease)	(252,740)	901,512	(64,401)	(5,379)

See accompanying notes to financial statements.

	Bond Fund		Money Market Fund
Six months ended June 30, 2007 (Unaudited) and the Year ended December 31, 2006	2007	2006	2007	2006
From operations:
Net investment income	4,099,378	7,716,465	1,148,640	2,068,780
Net realized gain	(9,935)	218,085	—	—
Change in net unrealized appreciation	(1,874,282)	(457,001)	—	—

Net change in net assets resulting from operations	2,215,161	7,477,549	1,148,640	2,068,780

Distributions to shareholders from:
Net investment income	(4,098,386)	(7,716,465)	(1,148,640)	(2,068,780)
Net realized gain	—	—	—	—

Total distributions to shareholders	(4,098,386)	(7,716,465)	(1,148,640)	(2,068,780)

From Fund share transactions:
Proceeds from shares sold	4,674,771	8,157,301	4,577,358	8,951,387
Reinvestment of distributions	4,098,386	7,716,465	1,148,640	2,068,780

	8,773,157	15,873,766	5,725,998	11,020,167
Less payments for shares redeemed	(3,132,059)	(6,992,862)	(4,583,295)	(6,832,865)

Net increase (decrease) in net assets from Fund share transactions	5,641,098	8,880,904	1,142,703	4,187,302

Total increase in net assets	3,757,873	8,641,988	1,142,703	4,187,302

Net assets:
Beginning of year	178,456,071	169,814,083	48,092,928	43,905,626

End of year*	182,213,944	178,456,071	49,235,631	48,092,928

* Including undistributed (distribution in excess of) net investment income	992	—	—	—

Share Information
Sold	471,547	827,650	4,577,358	8,951,387
Issued in reinvestment of distributions	413,294	783,005	1,148,640	2,068,780
Redeemed	(315,788)	(710,588)	(4,583,295)	(6,832,865)

Net increase (decrease)	569,053	900,067	1,142,703	4,187,302

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of June 30, 2007. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets plus any borrowing in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The Fund may also invest in companies located in other countries. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell ® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (‘Russell’). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be fair valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of June 30, 2007.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Standard time). The net asset value per share is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of June 30, 2007, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$39,076,243	$5,769,227	$(731,044)	$5,038,183
Small/Mid Cap Equity Fund	34,284,707	6,348,574	(657,439)	5,691,135
International Equity Fund	36,700,997	9,230,969	(540,904)	8,690,065
Large Cap Index Fund	522,612,546	163,992,902	(52,349,768)	111,643,134
Small Cap Index Fund	244,341,994	80,204,723	(19,493,086)	60,711,637
International Index Fund	264,221,111	153,339,126	(19,942,064)	133,397,062
Balanced Fund	90,192,352	10,875,406	(1,009,934)	9,865,472
Bond Fund	184,930,034	737,458	(3,767,700)	(3,030,242)
Money Market Fund	49,318,989	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Dividends and distributions payable to shareholders are recorded by the Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund’s respective net investment income, and distribute such amounts at the end of each calendar month.

At December 31, 2006, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration year	Large Cap Index Fund	Bond Fund	Money Market Fund
2010	$5,267,019	—	—
2011	—	294,740	—
2012	—	—	—
2013	—	166,544	1,102

Total:	$5,267,019	461,284	1,102

The Large Cap Index Fund, Balanced Fund and Bond Fund utilized $3,682,478, $64 and $218,085 respectively, of capital loss carryforwards to offset realized capital gains in 2006.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2006, in accordance with federal tax regulations the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$38,229	$86,385	$3,764,120	$—	$3,888,734
Small/Mid Cap Equity Fund	1,708,117	444,315	(28,012)	—	2,124,420
International Equity Fund	78,163	159,923	7,252,733	(8,080)	7,482,739
Large Cap Index Fund	126,760	—	78,300,961	(7,276,549)	71,151,172
Small Cap Index Fund	271,072	2,213,460	59,664,376	—	62,148,908
International Index Fund	917,209	326,728	106,230,301	—	107,474,238

Differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2006 relate to current year estimates for return of capital from Real Estate Investment Trusts (“REITs”), accumulated capital losses, post-October loss deferrals, short term capital gains and mark-to-market of PFICs, and/or forward foreign currency and futures contract adjustments. The tax character of undistributed net investment income and capital gain for the remaining Funds was the same as reflected in the Analysis of Net Assets as of December 31, 2006.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

As of December 31, 2006, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Large Cap Equity Fund	$—	$543	$(543)
Small/Mid Cap Equity Fund	—	(1,091)	1,091
International Equity Fund	—	(9,155)	9,155
Large Cap Index Fund	—	117,714	(117,714)
Small Cap Index Fund	2,914	175,813	(178,727)
International Index Fund	—	(222,819)	222,819

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The tax character of distributions for certain Funds was as follows for the year ended December 31, 2006:

2006	Ordinary Income	Long-term Capital Gain	Total
Large Cap Equity Fund	$1,465,027	$203,414	$1,668,441
Small/Mid Cap Equity Fund	705,611	1,456	707,067
International Equity Fund	1,941,940	686,467	2,628,407
Small Cap Index Fund	3,206,090	20,490,666	23,696,756
International Index Fund	9,182,677	5,298,273	14,480,950

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statements of Changes in Net Assets for the year ended December 31, 2006. The tax character of distributions made during the six months ended June 30, 2007 were the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of June 30, 2007.

The International Equity Fund and International Index Fund have elected to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $166,974 during 2006 and realized gains of $411 during 2006 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation of $1,695,511 during 2006 and realized gains of $75,377 during 2006 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2006, was $351,801 for the International Equity Fund and $4,552,813 for the International Index Fund.

From November 1, 2006 through December 31, 2006, the International Equity Fund incurred $8,080 in foreign exchange losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising on January 1, 2007.

From November 1, 2006 through December 31, 2006, the Large Cap Index Fund incurred $2,009,530 in net realized losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising on January 1, 2007.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2007. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

New accounting pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Trust’s management has completed a review of FIN 48 and has determined that no tax liability is required and no additional disclosures are needed as of June 30, 2007.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. At this time, the Trust’s management is evaluating the implications of SFAS 157 and its impact in the financial statements has not yet been determined.

3. Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund	0.26% of average daily net assets
Small Cap Index Fund	0.40% of average daily net assets
International Index Fund	0.55% of average daily net assets
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.40% of average daily net assets

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by that Fund. This expense limitation arrangement is voluntary and may be eliminated by SFIMC at any time. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund, other than the investment advisory and management services fee, that exceed 0.10% of such Fund’s average daily net assets. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee, that exceed 0.20% of the Fund’s average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by SFIMC at any time.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Capital Guardian Trust Company (“Capital Guardian”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Equity and International Equity Funds, Barclays Global Fund Advisors (“Barclays”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds and Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian, Barclays, Bridgeway and Rainier determine which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For the six months ended June 30, 2007, the following fees were earned by Capital Guardian, Barclays, Bridgeway and Rainier for sub-advisory services (not all amounts earned were paid during the period):

	Capital Guardian	Barclays	Bridgeway	Rainier
Large Cap Equity Fund	$55,128	$—	$—	$—
Small/Mid Cap Equity Fund	—	—	51,236	51,526
International Equity Fund	79,040	—	—	—
Large Cap Index Fund	—	239,058	—	—
Small Cap Index Fund	—	188,868	—	—
International Index Fund	—	345,703	—	—

Total Sub-Advisory Fees	$134,168	$773,629	$51,236	$51,526

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

	Six months ended June 30, 2007 (Unaudited)
	Purchases	Sales
Large Cap Equity Fund	$12,731,228	$8,065,528
Small/Mid Cap Equity Fund	20,664,354	16,381,122
International Equity Fund	11,709,363	8,513,856
Large Cap Index Fund	9,927,132	9,857,979
Small Cap Index Fund	40,202,663	48,061,159
International Index Fund	7,967,411	8,192,673
Balanced Fund	820,077	850,000
Bond Fund	29,918,781	13,788,913

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

5. Futures and foreign currency contracts

The International Equity Index Fund had no open forward foreign currency contracts at June 30, 2007.

The International Equity Fund had the following open forward foreign currency contracts at June 30, 2007:

Foreign amount	Currency	Contracts	Settlement Date	U.S. Dollar	Unrealized Gain (Loss)
128,189	Euro	5	07/02/2007-07/05/2007	173,502	$(479)
313,735	British Pound	6	07/02/2007-07/18/2007	629,919	3,393
65,052,071	Japanese Yen	7	07/02/2007-07/18/2007	529,250	16,766

				Total	$19,680

The Large Cap Equity Index, Small Cap Equity Index and International Equity Index Funds had the following open futures contracts at June 30, 2007:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Equity Index Fund	S&P 500 Index Mini	58	$4,485,301	$4,394,660	Long	September ‘07	$(90,641)

Small Cap Equity Index Fund	Russell 2000 Index Mini	154	13,210,382	12,968,340	Long	September ‘07	$(242,042)

International Equity Index Fund	TOPIX Index	3	432,041	431,191	Long	September ‘07	(850)
International Equity Index Fund	DJ Euro Stoxx 50	8	478,865	487,819	Long	September ‘07	8,954
International Equity Index Fund	EMINI MSCI EAFE Index	18	2,038,545	2,049,480	Long	September ‘07	10,935
International Equity Index Fund	FTSE 100 Index	3	396,375	399,545	Long	September ‘07	3,170

Total							$22,209

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2007 (Unaudited)		Year ended December 31, 2006	From commencement of investment operations July 26, 2005 to December 31, 2005
Net asset value, beginning of period	$11.43		10.33	10.00

Income from Investment Operations
Net investment income (a)	0.10		0.20	0.07
Net gain (loss) on investments (both realized and unrealized)	0.73		1.45	0.34

Total from investment operations	0.83		1.65	0.41

Less Distributions
Net investment income	—		(0.18)	(0.07)
Net realized gain	—		(0.37)	(0.01)

Total distributions	—		(0.55)	(0.08)

Net asset value, end of period	$12.26		11.43	10.33

Total Return (b)	7.26%		15.91%	4.14%

Net assets, end of period (millions)	$43.6		36.6	26.9

Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70	%(c)
Net investment income	1.91	%(c)	1.83%	1.71	%(c)

Ratios to average net assets absent expense reductions
Expenses	0.70	%(c)	0.71%	0.85	%(c)
Net investment income	1.91	%(c)	1.82%	1.56	%(c)
Portfolio turnover rate	43	%(c)	34%	15%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2007 (Unaudited)		Year ended December 31, 2006	From commencement of investment operations July 26, 2005 to December 31, 2005
Net asset value, beginning of period	$10.79		9.64	10.00

Income from Investment Operations
Net investment income (a) (b)	0.01		—	0.01
Net gain (loss) on investments (both realized and unrealized)	1.98		1.41	(0.32)

Total from investment operations	1.99		1.41	(0.31)

Less Distributions
Net investment income (b)	—		—	(0.01)
Net realized gain	—		(0.26)	(0.04)

Total distributions	—		(0.26)	(0.05)

Net asset value, end of period	$12.78		10.79	9.64

Total Return (c)	18.44%		14.58%	(3.14)%

Net assets, end of period (millions)	$39.1		30.4	24.6

Ratios to average net assets assuming expense reductions
Expenses	0.90	%(d)	0.90%	0.90	%(d)
Net investment income	0.16	%(d)	0.00%	0.21	%(d)

Ratios to average net assets absent expense reductions
Expenses	0.98	%(d)	0.95%	1.11	%(d)
Net investment income	0.08	%(d)	(0.05)%	0.00	%(d)

Portfolio turnover rate	100	%(d)	161%	22%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Income and distributions from net investment income represent less than $0.01 per share in 2006.
(c)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2007 (Unaudited)		Year ended December 31, 2006		From commencement of investment operations July 26, 2005 to December 31, 2005
Net asset value, beginning of period	$12.93		11.63		10.00

Income from Investment Operations
Net investment income (a)	0.14		0.19		0.02
Net gain (loss) on investments (both realized and unrealized)	1.18		2.05		1.70

Total from investment operations	1.32		2.24		1.72

Less Distributions
Net investment income	—		(0.27)		(0.06)
Net realized gain	—		(0.67)		(0.03)

Total distributions	—		(0.94)		(0.09)

Net asset value, end of period	$14.25		12.93		11.63

Total Return (c)	10.04%		19.23	%(b)	17.25%

Net assets, end of period (millions)	$45.3		38.9		29.8

Ratios to average net assets assuming expense reductions
Expenses	1.00	%(d)	1.00%		1.00	%(d)
Net investment income	2.04	%(d)	1.48%		0.50	%(d)

Ratios to average net assets absent expense reductions
Expenses	1.21	%(d)	1.22%		1.35	%(d)
Net investment income	1.83	%(d)	1.26%		0.15	%(d)

Portfolio turnover rate	42	%(d)	30%		10%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Based upon net asset value of $12.93, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.95, which caused the total return for the year ended December 31, 2006 to be equivalent to 19.41%.
(c)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2007 (Unaudited)		Year ended December 31,
			2006	2005	2004	2003	2002
Net asset value, beginning of period	$14.37		12.63	12.26	11.27	8.89	11.62

Income from Investment Operations
Net investment income (a)	0.12		0.22	0.19	0.20	0.14	0.13
Net gain (loss) on investments (both realized and unrealized)	0.86		1.74	0.37	0.98	2.38	(2.73)

Total from investment operations	0.98		1.96	0.56	1.18	2.52	(2.60)

Less Distributions
Net investment income	—		(0.22)	(0.19)	(0.19)	(0.14)	(0.13)

Total distributions	—		(0.22)	(0.19)	(0.19)	(0.14)	(0.13)

Net asset value, end of period	$15.35		14.37	12.63	12.26	11.27	8.89

Total Return (b)	6.82%		15.49%	4.57%	10.46%	28.31%	(22.41)%

Net assets, end of period (millions)	$633.6		599.2	522.0	497.4	395.8	284.1

Ratios to average net assets
Expenses	0.31	%(c)	0.31%	0.32%	0.30%	0.31%	0.31%
Net investment income	1.63	%(c)	1.64%	1.57%	1.73%	1.47%	1.31%

Portfolio turnover rate	3	%(c)	3%	4%	3%	1%	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2007 (Unaudited)		Year ended December 31,
			2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.94		11.95	12.31	10.79	7.43	9.46

Income from Investment Operations
Net investment income (a)	0.07		0.11	0.08	0.08	0.06	0.08
Net gain (loss) on investments (both realized and unrealized)	0.73		2.02	0.45	1.85	3.36	(2.03)

Total from investment operations	0.80		2.13	0.53	1.93	3.42	(1.95)

Less Distributions
Net investment income	—		(0.10)	(0.08)	(0.06)	(0.06)	(0.08)
Net realized gain	—		(1.04)	(0.81)	(0.35)	—	—

Total distributions	—		(1.14)	(0.89)	(0.41)	(0.06)	(0.08)

Net asset value, end of period	$13.74		12.94	11.95	12.31	10.79	7.43

Total Return (b)	6.18%		17.75%	4.25%	17.89%	45.96%	(20.66)%

Net assets, end of period (millions)	$304.8		292.2	253.1	264.0	208.0	134.2

Ratios to average net assets assuming expense reductions
Expenses	0.48	%(c)	0.49%	0.50%	0.48%	0.50%	0.50%
Net investment income	1.08	%(c)	0.81%	0.64%	0.71%	0.71%	0.93%

Ratios to average net assets absent expense reductions
Expenses	0.48	%(c)	0.49%	0.50%	0.48%	0.51%	0.50%
Net investment income	1.08	%(c)	0.81%	0.64%	0.71%	0.70%	0.93%

Portfolio turnover rate	28	%(c)	23%	17%	20%	22%	29%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2007 (Unaudited)		Year ended December 31,
			2006		2005	2004	2003	2002
Net asset value, beginning of period	$16.32		13.57		12.28	10.50	7.75	9.40

Income from Investment Operations
Net investment income (a)	0.26		0.33		0.25	0.19	0.15	0.12
Net gain (loss) on investments (both realized and unrealized)	1.44		3.09		1.40	1.83	2.78	(1.65)

Total from investment operations	1.70		3.42		1.65	2.02	2.93	(1.53)

Less Distributions
Net investment income	—		(0.41)		(0.28)	(0.24)	(0.18)	(0.12)
Net realized gain	—		(0.26)		(0.08)	—	—	—

Total distributions	—		(0.67)		(0.36)	(0.24)	(0.18)	(0.12)

Net asset value, end of period	$18.02		16.32		13.57	12.28	10.50	7.75

Total Return (b)	10.21%		25.20	%(c)	13.44%	19.26%	37.84%	(16.26)%

Net assets, end of period (millions)	$400.3		366.6		292.6	253.6	203.7	144.2

Ratios to average net assets assuming expense reductions
Expenses	0.70	%(d)	0.72%		0.74%	0.75%	0.75%	0.75%
Net investment income	3.04	%(d)	2.16%		1.98%	1.76%	1.75%	1.40%

Ratios to average net assets absent expense reductions
Expenses	0.70	%(d)	0.72%		0.74%	0.77%	0.77%	0.78%
Net investment income	3.04	%(d)	2.16%		1.98%	1.74%	1.73%	1.37%

Portfolio turnover rate	4	%(d)	3%		3%	4%	5%	9%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.
(c)	Based upon net asset value of $16.32, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $16.35, which caused the total return for the year ended December 31, 2006 to be equivalent to 25.43%.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2007 (Unaudited)		Year ended December 31,
			2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.96		11.96	11.87	11.30	9.82	11.34

Income from Investment Operations
Net investment income (a)	0.11		0.33	0.31	0.31	0.27	0.30
Net gain (loss) on investments (both realized and unrealized)	0.51		0.98	0.06	0.50	1.51	(1.49)

Total from investment operations	0.62		1.31	0.37	0.81	1.78	(1.19)

Less Distributions
Net investment income	—		(0.31)	(0.28)	(0.23)	(0.27)	(0.29)
Net realized gain	—		—	—	(0.01)	(0.03)	(0.04)

Total distributions	—		(0.31)	(0.28)	(0.24)	(0.30)	(0.33)

Net asset value, end of period	$13.58		12.96	11.96	11.87	11.30	9.82

Total Return (b)	4.78%		11.03%	3.22%	7.26%	18.30%	(10.51)%

Net assets, end of period (millions)	$100.2		96.5	89.1	84.0	70.3	55.1

Ratios to average net assets assuming expense reductions
Expenses (c)	0.00	%(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.69	%(d)	2.68%	2.63%	2.69%	2.55%	2.84%

Ratios to average net assets absent expense reductions
Expenses (c)	0.06	%(d)	0.06%	0.08%	0.05%	0.06%	0.05%
Net investment income	1.63	%(d)	2.62%	2.55%	2.64%	2.49%	2.78%

Portfolio turnover rate	2	%(d)	3%	1%	0%	1%	9%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.
(c)	Expense ratios relate to the Balanced Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2007 (Unaudited)		Year ended December 31,
			2006	2005	2004	2003	2002
Net asset value, beginning of period	$9.92		9.94	10.27	10.46	10.50	10.16

Income from Investment Operations
Net investment income	0.22		0.44	0.43	0.44	0.46	0.52
Net gain (loss) on investments (both realized and unrealized)	(0.10)		(0.02)	(0.33)	(0.19)	(0.03)	0.37

Total from investment operations	0.12		0.42	0.10	0.25	0.43	0.89

Less Distributions
Net investment income	(0.22)		(0.44)	(0.43)	(0.44)	(0.46)	(0.52)
Net realized gain	—		—	—	—	(0.01)	(0.03)

Total distributions	(0.22)		(0.44)	(0.43)	(0.44)	(0.47)	(0.55)

Net asset value, end of period	$9.82		9.92	9.94	10.27	10.46	10.50

Total Return (a)	1.26%		4.34%	1.02%	2.40%	4.08%	9.01%

Net assets, end of period (millions)	$182.2		178.5	169.8	176.9	162.2	148.1

Ratios to average net assets
Expenses	0.57	%(b)(c)	0.57%	0.57%	0.55%	0.56%	0.55%
Net investment income	4.59	%(b)(c)	4.46%	4.28%	4.22%	4.35%	5.05%

Portfolio turnover rate	16	%(b)	19%	16%	10%	9%	17%

(a)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.
(b)	Determined on an annualized basis.
(c)	For the six months ended June 30, 2007, the Bond Fund incurred $587 in bank overdraft fees that were reimbursed by the Manager. The amount of this reimbursement was not large enough to change the expense ratio of 0.57% or the net investment income ratio of 4.59%.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2007 (Unaudited)		Year ended December 31,
			2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00		1.00	1.00	1.00	1.00	1.00

Income from Investment Operations
Net investment income	0.02		0.04	0.03	0.01	0.01	0.01

Total from investment operations	0.02		0.04	0.03	0.01	0.01	0.01

Less Distributions
Net investment income	(0.02)		(0.04)	(0.03)	(0.01)	(0.01)	(0.01)

Total distributions	(0.02)		(0.04)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00		1.00	1.00	1.00	1.00	1.00

Total Return (a)	2.39%		4.59%	2.74%	0.87%	0.67%	1.28%

Net assets, end of period (millions)	$49.2		48.1	43.9	55.9	55.1	56.2

Ratios to average net assets assuming expense reductions
Expenses	0.50	%(b)	0.50%	0.50%	0.48%	0.48%	0.47%
Net investment income	4.79	%(b)	4.51%	2.66%	0.87%	0.67%	1.27%

Ratios to average net assets absent expense reductions
Expenses	0.56	%(b)	0.54%	0.54%	0.48%	0.48%	0.47%
Net investment income	4.73	%(b)	4.47%	2.62%	0.87%	0.67%	1.27%

(a)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.
(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

State Farm VP Management Corp
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, IL 61710-0001

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
CHICAGO, IL
PERMIT NO. 6065

PRESORTED STANDARD

Issued by:
State Farm Life Insurance Company
(Not licensed in MA, NY, or WI)
State Farm Life and Accident Assurance Company
(Licensed in NY and WI)
Home Office, Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-888-702-2307

statefarm.com®

8-2007
Printed in U.S.A.

231-3602.8-CH

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 8/24/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 8/24/2007

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date 8/24/2007